AST ADVANCED STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 91.1%
Affiliated Mutual Funds — 3.4%
AST Goldman Sachs Small-Cap Value Portfolio*	1,228,890	$36,829,846
AST Small-Cap Growth Opportunities Portfolio*	1,886,905	61,664,043
AST Small-Cap Growth Portfolio*	814,926	66,506,107
AST Small-Cap Value Portfolio*	3,740,829	130,592,330

Total Affiliated Mutual Funds (cost $177,776,739)(wd)		295,592,326
Common Stocks — 50.8%
Aerospace & Defense — 1.3%
Airbus SE (France)*	173,612	19,689,137
Austal Ltd. (Australia)	716,900	1,224,199
BAE Systems PLC (United Kingdom)	1,232,000	8,536,308
Boeing Co. (The)*	206,231	52,531,161
L3Harris Technologies, Inc.	62,199	12,606,493
Leonardo SpA (Italy)	294,400	2,387,361
Safran SA (France)*	127,612	17,387,284
		114,361,943
Air Freight & Logistics — 0.9%
Deutsche Post AG (Germany)	155,000	8,511,704
DSV Panalpina A/S (Denmark)	47,290	9,291,353
Expeditors International of Washington, Inc.	176,981	19,059,084
United Parcel Service, Inc. (Class B Stock)	217,846	37,031,641
		73,893,782
Airlines — 0.4%
Air New Zealand Ltd. (New Zealand)*	1,565,100	1,880,330
Deutsche Lufthansa AG (Germany)*	104,000	1,378,695
International Consolidated Airlines Group SA (United Kingdom)*	396,900	1,091,228
Japan Airlines Co. Ltd. (Japan)*	104,900	2,351,704
Qantas Airways Ltd. (Australia)*	746,700	2,894,747
Ryanair Holdings PLC (Ireland), ADR*	71,763	8,252,745
Southwest Airlines Co.*	225,908	13,793,942
		31,643,391
Auto Components — 0.3%
Cie Generale des Etablissements Michelin SCA (France)	28,300	4,239,397
Faurecia SE (France)*	3,328	177,842
Magna International, Inc. (Canada)	194,438	17,118,322
Pirelli & C SpA (Italy), 144A*	453,000	2,654,995
Yokohama Rubber Co. Ltd. (The) (Japan)	126,100	2,259,947
		26,450,503
Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	44,700	4,645,117
Daimler AG (Germany)	50,400	4,498,174
Honda Motor Co. Ltd. (Japan)	171,300	5,150,679
Isuzu Motors Ltd. (Japan)	323,200	3,489,792
Stellantis NV	195,452	3,471,468
	Shares	Value

Common Stocks (continued)
Automobiles (cont’d.)
Toyota Motor Corp. (Japan)	36,600	$2,859,465
Volkswagen AG (Germany)(a)	18,200	6,602,618
		30,717,313
Banks — 2.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA*	129,900	1,584,442
Aozora Bank Ltd. (Japan)	111,800	2,567,735
Banco Bilbao Vizcaya Argentaria SA (Spain)	442,100	2,300,992
Banco Santander SA (Spain)*	1,183,617	4,032,731
Bank of America Corp.	538,586	20,837,892
Barclays PLC (United Kingdom)	1,448,900	3,728,233
BAWAG Group AG (Austria), 144A*	68,300	3,550,425
BNP Paribas SA (France)*	101,200	6,178,744
Credit Agricole SA (France)*	243,800	3,537,472
Danske Bank A/S (Denmark)	159,400	2,987,627
DBS Group Holdings Ltd. (Singapore)	192,000	4,127,186
DNB ASA (Norway)	173,900	3,702,608
Fifth Third Bancorp	663,661	24,854,104
Gunma Bank Ltd. (The) (Japan)	371,000	1,330,901
ING Groep NV (Netherlands)	244,900	3,011,332
JPMorgan Chase & Co.	144,887	22,056,148
Jyske Bank A/S (Denmark)*	71,000	3,393,231
Keiyo Bank Ltd. (The) (Japan)	163,500	678,539
Lloyds Banking Group PLC (United Kingdom)*	2,667,500	1,570,212
Mediobanca Banca di Credito Finanziario SpA (Italy)*	240,200	2,666,815
Mitsubishi UFJ Financial Group, Inc. (Japan)	806,800	4,285,229
Mizuho Financial Group, Inc. (Japan)	171,050	2,452,003
Nishi-Nippon Financial Holdings, Inc. (Japan)	215,000	1,544,266
Nordea Bank Abp (Finland)	246,200	2,426,390
Resona Holdings, Inc. (Japan)	553,800	2,327,191
Signature Bank	56,552	12,786,407
Societe Generale SA (France)*	67,600	1,773,462
Sumitomo Mitsui Financial Group, Inc. (Japan)	116,900	4,235,187
Swedbank AB (Sweden) (Class A Stock)	122,000	2,149,429
Wells Fargo & Co.	1,185,328	46,310,766
		198,987,699
Beverages — 0.7%
Brown-Forman Corp. (Class B Stock)	163,163	11,253,352
C&C Group PLC (Ireland)*	408,900	1,578,758
Coca-Cola Co. (The)	213,850	11,272,033
Diageo PLC (United Kingdom)	206,494	8,507,624
Monster Beverage Corp.*	283,581	25,831,393
		58,443,160
Biotechnology — 0.7%
AbbVie, Inc.	195,243	21,129,198
CSL Ltd. (Australia)	48,347	9,760,441
Gilead Sciences, Inc.	86,045	5,561,088
A1

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Biotechnology (cont’d.)
Pharming Group NV (Netherlands)*(a)	1,367,900	$1,774,393
Regeneron Pharmaceuticals, Inc.*	37,086	17,546,870
Swedish Orphan Biovitrum AB (Sweden)*	178,200	2,851,927
		58,623,917
Building Products — 0.6%
Cie de Saint-Gobain (France)*	70,600	4,174,082
Daikin Industries Ltd. (Japan)	62,900	12,734,705
dormakaba Holding AG (Switzerland)	4,000	2,732,371
Fortune Brands Home & Security, Inc.	90,962	8,715,979
Kingspan Group PLC (Ireland)	139,310	11,765,700
Nibe Industrier AB (Sweden) (Class B Stock)	238,375	7,397,342
Xinyi Glass Holdings Ltd. (Hong Kong)	1,342,000	4,400,490
		51,920,669
Capital Markets — 1.8%
3i Group PLC (United Kingdom)	196,800	3,121,525
Charles Schwab Corp. (The)	381,285	24,852,156
Credit Suisse Group AG (Switzerland)	471,700	4,962,153
FactSet Research Systems, Inc.(a)	32,487	10,025,163
Goldman Sachs Group, Inc. (The)	40,519	13,249,713
Investec PLC (South Africa)	263,400	797,584
London Stock Exchange Group PLC (United Kingdom)	119,350	11,406,959
Morgan Stanley	438,929	34,087,226
Natixis SA (France)*	488,100	2,341,788
Nomura Holdings, Inc. (Japan)	803,300	4,227,327
Partners Group Holding AG (Switzerland)	10,013	12,799,276
SEI Investments Co.	185,119	11,279,301
State Street Corp.	155,878	13,095,311
UBS Group AG (Switzerland)	478,000	7,418,467
		153,663,949
Chemicals — 1.3%
Air Water, Inc. (Japan)	111,400	1,953,626
Arkema SA (France)	32,100	3,890,384
CF Industries Holdings, Inc.	382,901	17,376,047
Chr Hansen Holding A/S (Denmark)*	26,645	2,421,551
Daicel Corp. (Japan)	381,000	2,936,043
DuPont de Nemours, Inc.	160,213	12,381,261
International Flavors & Fragrances, Inc.	113,793	15,886,641
Kaneka Corp. (Japan)	50,000	2,056,417
Lintec Corp. (Japan)	84,700	1,919,003
Mitsubishi Chemical Holdings Corp. (Japan)	270,500	2,032,765
Mitsubishi Gas Chemical Co., Inc. (Japan)	148,900	3,664,079
Mitsui Chemicals, Inc. (Japan)	60,100	1,902,217
Sherwin-Williams Co. (The)	22,997	16,972,016
Sika AG (Switzerland)	38,593	11,040,149
Solvay SA (Belgium)	22,800	2,850,499
Teijin Ltd. (Japan)	139,000	2,399,959
Toagosei Co. Ltd. (Japan)	133,600	1,568,596
Tokuyama Corp. (Japan)	78,600	1,987,462
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Ube Industries Ltd. (Japan)	140,900	$3,006,978
Yara International ASA (Brazil)	66,800	3,477,075
		111,722,768
Commercial Services & Supplies — 0.5%
Babcock International Group PLC (United Kingdom)*	325,500	1,032,166
Cintas Corp.	44,618	15,228,570
Loomis AB (Sweden)	68,300	2,078,995
Rentokil Initial PLC (United Kingdom)*	1,048,865	7,000,031
Securitas AB (Sweden) (Class B Stock)	171,800	2,924,011
Societe BIC SA (France)	39,300	2,302,329
Stericycle, Inc.*	90,232	6,091,562
TOMRA Systems ASA (Norway)	139,024	6,033,559
		42,691,223
Communications Equipment — 0.5%
Cisco Systems, Inc.	784,936	40,589,042
Construction & Engineering — 0.2%
Bouygues SA (France)	118,800	4,766,364
CIMIC Group Ltd. (Australia)*	1	13
Hazama Ando Corp. (Japan)	318,600	2,451,135
HOCHTIEF AG (Germany)	27,200	2,438,979
Kandenko Co. Ltd. (Japan)	183,500	1,613,909
NRW Holdings Ltd. (Australia)	760,000	1,138,898
Obayashi Corp. (Japan)	210,000	1,932,440
Skanska AB (Sweden) (Class B Stock)(a)	147,000	3,685,241
		18,026,979
Construction Materials — 0.1%
China Resources Cement Holdings Ltd. (China)	1,812,000	2,044,645
HeidelbergCement AG (Germany)	27,000	2,455,063
Imerys SA (France)	37,200	1,813,002
Wienerberger AG (Austria)	88,200	3,218,284
		9,530,994
Consumer Finance — 0.0%
Credit Saison Co. Ltd. (Japan)	100,600	1,208,139
Containers & Packaging — 0.4%
International Paper Co.	580,778	31,402,666
Rengo Co. Ltd. (Japan)	387,800	3,373,948
Smurfit Kappa Group PLC (Ireland)	58,500	2,769,281
		37,545,895
Diversified Consumer Services — 0.1%
TAL Education Group (China), ADR*	180,846	9,738,557
Diversified Financial Services — 0.3%
Equitable Holdings, Inc.	495,819	16,173,616
Fuyo General Lease Co. Ltd. (Japan)	44,400	3,070,929
Mitsubishi HC Capital, Inc. (Japan)	538,400	3,258,656
ORIX Corp. (Japan)	261,300	4,392,231
		26,895,432

A2

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services — 0.3%
BT Group PLC (United Kingdom)*	1,812,200	$3,878,579
Deutsche Telekom AG (Germany)	183,500	3,700,701
Nippon Telegraph & Telephone Corp. (Japan)	390,000	9,996,523
Orange SA (France)	408,200	5,031,540
Telefonica SA (Spain)	431,500	1,930,498
United Internet AG (Germany)	74,900	3,003,596
		27,541,437
Electric Utilities — 1.1%
Edison International	157,516	9,230,437
Endesa SA (Spain)	124,600	3,295,551
Enel SpA (Italy)	575,600	5,711,806
Entergy Corp.	113,706	11,310,336
NextEra Energy, Inc.	206,423	15,607,643
Orsted A/S (Denmark), 144A	55,984	9,066,387
Southern Co. (The)	590,474	36,703,864
		90,926,024
Electrical Equipment — 0.2%
Rockwell Automation, Inc.	38,912	10,328,801
Signify NV (Netherlands), 144A*	105,000	5,445,161
		15,773,962
Electronic Equipment, Instruments & Components — 0.7%
Daiwabo Holdings Co. Ltd. (Japan)	165,500	2,525,294
Halma PLC (United Kingdom)	197,806	6,492,334
Hexagon AB (Sweden) (Class B Stock)	161,641	14,929,448
Hitachi Ltd. (Japan)	56,900	2,579,447
Japan Aviation Electronics Industry Ltd. (Japan)	125,000	2,032,597
Keyence Corp. (Japan)	29,500	13,450,502
Kingboard Holdings Ltd. (China)	915,000	4,953,314
TE Connectivity Ltd.	98,217	12,680,797
Tongda Group Holdings Ltd. (Hong Kong)	12,390,000	865,571
Venture Corp. Ltd. (Singapore)	196,300	2,938,838
		63,448,142
Energy Equipment & Services — 0.1%
Schlumberger NV	417,951	11,364,088
Entertainment — 0.9%
Electronic Arts, Inc.	113,656	15,385,613
NetEase, Inc. (China)	613,775	12,603,005
Sea Ltd. (Taiwan), ADR*	30,897	6,897,137
Walt Disney Co. (The)*	252,908	46,666,584
		81,552,339
Equity Real Estate Investment Trusts (REITs) — 2.7%
AEON REIT Investment Corp. (Japan)	1,200	1,619,008
Agree Realty Corp.	10,315	694,303
Alexandria Real Estate Equities, Inc.	34,837	5,723,719
American Homes 4 Rent (Class A Stock)	120,079	4,003,434
American Tower Corp.	22,478	5,373,591
Americold Realty Trust	63,805	2,454,578
Apartment Income REIT Corp.	41,135	1,758,933
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
AvalonBay Communities, Inc.	84,976	$15,678,922
Camden Property Trust	25,110	2,759,840
CoreSite Realty Corp.	9,822	1,177,167
Crown Castle International Corp.	3,549	610,889
Digital Realty Trust, Inc.	53,784	7,574,939
Douglas Emmett, Inc.	26,866	843,592
Duke Realty Corp.	166,665	6,988,263
Equinix, Inc.	9,738	6,617,847
Equity LifeStyle Properties, Inc.	73,752	4,693,577
Equity Residential	104,402	7,478,315
Essex Property Trust, Inc.	19,663	5,345,190
Extra Space Storage, Inc.	13,433	1,780,544
Federal Realty Investment Trust	10,746	1,090,182
First Industrial Realty Trust, Inc.	43,677	1,999,970
Gaming & Leisure Properties, Inc.	39,722	1,685,404
Healthcare Realty Trust, Inc.	26,866	814,577
Healthcare Trust of America, Inc. (Class A Stock)(a)	44,776	1,234,922
Healthpeak Properties, Inc.	102,197	3,243,733
Invitation Homes, Inc.	187,160	5,987,248
Kimco Realty Corp.	55,016	1,031,550
MGM Growth Properties LLC (Class A Stock)	143,016	4,665,182
Mid-America Apartment Communities, Inc.	28,043	4,048,287
Mirvac Group (Australia)	1,279,400	2,430,755
Park Hotels & Resorts, Inc.*(a)	58,209	1,256,150
Prologis, Inc.	183,423	19,442,838
Public Storage	16,853	4,158,646
QTS Realty Trust, Inc. (Class A Stock)(a)	31,664	1,964,435
Realty Income Corp.	41,262	2,620,137
Regency Centers Corp.	46,307	2,626,070
Retail Opportunity Investments Corp.	51,940	824,288
Rexford Industrial Realty, Inc.	42,976	2,165,990
SBA Communications Corp.	77,232	21,435,742
Segro PLC (United Kingdom)	706,917	9,140,273
Simon Property Group, Inc.	14,328	1,630,097
Stockland (Australia)	773,200	2,584,328
Sun Communities, Inc.(a)	51,513	7,729,011
Sunstone Hotel Investors, Inc.*	83,712	1,043,052
UDR, Inc.	87,516	3,838,452
Weingarten Realty Investors	44,776	1,204,922
Welltower, Inc.	175,650	12,581,809
Weyerhaeuser Co.	799,733	28,470,495
		236,125,196
Food & Staples Retailing — 0.6%
Carrefour SA (France)	194,400	3,513,287
Costco Wholesale Corp.	29,493	10,395,693
J Sainsbury PLC (United Kingdom)	1,474,700	4,937,867
Koninklijke Ahold Delhaize NV (Netherlands)	283,500	7,907,248
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	45,400	2,024,819
Metcash Ltd. (Australia)	1,047,200	2,935,959
Tesco PLC (United Kingdom)	804,078	2,539,812

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Valor Holdings Co. Ltd. (Japan)	38,700	$872,090
Walmart, Inc.	91,274	12,397,747
Wm Morrison Supermarkets PLC (United Kingdom)	1,281,100	3,227,873
		50,752,395
Food Products — 0.8%
Bunge Ltd.	158,137	12,535,520
Conagra Brands, Inc.	409,705	15,404,908
Inghams Group Ltd. (Australia)	587,900	1,494,705
Leroy Seafood Group ASA (Norway)	370,700	3,170,014
Origin Enterprises PLC (Ireland)	206,800	942,388
Premier Foods PLC (United Kingdom)*	672,846	887,939
Prima Meat Packers Ltd. (Japan)	70,600	2,231,899
Tate & Lyle PLC (United Kingdom)	427,700	4,538,605
Tyson Foods, Inc. (Class A Stock)	272,827	20,271,046
WH Group Ltd. (Hong Kong), 144A	5,764,000	4,693,245
Wilmar International Ltd. (China)	471,000	1,905,596
		68,075,865
Gas Utilities — 0.0%
Enagas SA (Spain)	73,900	1,605,808
Rubis SCA (France)	48,700	2,312,014
		3,917,822
Health Care Equipment & Supplies — 2.3%
Asahi Intecc Co. Ltd. (Japan)	144,900	4,000,242
Becton, Dickinson & Co.	90,101	21,908,058
Coloplast A/S (Denmark) (Class B Stock)	66,028	9,938,131
Danaher Corp.	70,278	15,818,172
Dexcom, Inc.*	38,054	13,676,227
Edwards Lifesciences Corp.*	164,149	13,729,422
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	244,410	5,490,890
Hologic, Inc.*	177,872	13,230,119
Hoya Corp. (Japan)	93,200	10,980,640
Intuitive Surgical, Inc.*	38,810	28,678,261
Medtronic PLC	236,565	27,945,424
Straumann Holding AG (Switzerland)	12,672	15,820,656
Zimmer Biomet Holdings, Inc.	87,448	13,998,676
		195,214,918
Health Care Providers & Services — 0.4%
Anthem, Inc.	42,700	15,327,165
CVS Health Corp.	218,447	16,433,768
Fresenius SE & Co. KGaA (Germany)	86,500	3,858,110
Medipal Holdings Corp. (Japan)	113,000	2,171,419
Toho Holdings Co. Ltd. (Japan)	42,900	788,736
		38,579,198
Health Care Technology — 0.3%
Cerner Corp.	160,084	11,506,838
M3, Inc. (Japan)	57,600	3,954,977
Veeva Systems, Inc. (Class A Stock)*	43,592	11,387,974
		26,849,789
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure — 0.9%
Aristocrat Leisure Ltd. (Australia)	448,486	$11,747,375
Betsson AB (Sweden)*	207,400	1,925,179
Compass Group PLC (United Kingdom)*	425,414	8,604,953
Hilton Worldwide Holdings, Inc.*	4,836	584,769
Las Vegas Sands Corp.*	154,471	9,385,658
Marriott International, Inc. (Class A Stock)*	4,836	716,260
Starbucks Corp.	180,270	19,698,103
Trainline PLC (United Kingdom), 144A*	1,149,895	7,249,620
Yum China Holdings, Inc. (China)(a)	96,067	5,688,127
Yum! Brands, Inc.	86,308	9,336,799
		74,936,843
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)*	231,000	2,381,220
Bellway PLC (United Kingdom)	55,100	2,589,357
Haseko Corp. (Japan)	158,200	2,217,631
Nikon Corp. (Japan)	227,800	2,143,257
Redrow PLC (United Kingdom)	193,000	1,669,469
Taylor Wimpey PLC (United Kingdom)*	1,112,300	2,769,383
Vistry Group PLC (United Kingdom)	206,500	3,114,942
		16,885,259
Household Products — 0.2%
Colgate-Palmolive Co.	128,474	10,127,605
Kimberly-Clark Corp.	78,812	10,958,809
		21,086,414
Industrial Conglomerates — 0.9%
CK Hutchison Holdings Ltd. (United Kingdom)	495,000	3,966,550
General Electric Co.	4,040,789	53,055,560
Rheinmetall AG (Germany)	43,200	4,384,125
Roper Technologies, Inc.	30,342	12,238,142
		73,644,377
Insurance — 2.2%
Aegon NV (Netherlands)	612,300	2,922,829
Ageas SA/NV (Belgium)	67,000	4,040,562
AIA Group Ltd. (Hong Kong)	1,107,600	13,581,427
Allianz SE (Germany)	26,400	6,725,795
American International Group, Inc.	781,036	36,091,673
ASR Nederland NV (Netherlands)	63,500	2,848,434
Aviva PLC (United Kingdom)	527,900	2,980,482
AXA SA (France)	173,900	4,670,751
Baloise Holding AG (Switzerland)	12,200	2,076,327
Chubb Ltd.	199,281	31,480,420
CNP Assurances (France)*	146,900	2,796,206
Dai-ichi Life Holdings, Inc. (Japan)	221,000	3,805,509
Helvetia Holding AG (Switzerland)	26,500	3,115,968
Legal & General Group PLC (United Kingdom)	686,400	2,648,579
Mapfre SA (Spain)	1,058,800	2,208,952
Marsh & McLennan Cos., Inc.	133,467	16,256,281
MetLife, Inc.	519,471	31,578,642

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	11,500	$3,543,142
NN Group NV (Netherlands)	78,800	3,862,913
Sompo Holdings, Inc. (Japan)	57,000	2,187,445
Swiss Life Holding AG (Switzerland)	15,400	7,575,870
Unipol Gruppo SpA (Italy)*	473,000	2,648,882
UnipolSai Assicurazioni SpA (Italy)	759,000	2,289,286
		191,936,375
Interactive Media & Services — 1.8%
Alphabet, Inc. (Class A Stock)*	11,783	24,302,673
Alphabet, Inc. (Class C Stock)*	26,697	55,226,215
Facebook, Inc. (Class A Stock)*	155,752	45,873,637
Match Group, Inc.*	107,712	14,797,475
Tencent Holdings Ltd. (China)	235,600	18,736,146
		158,936,146
Internet & Direct Marketing Retail — 1.5%
Alibaba Group Holding Ltd. (China)*	608,368	17,149,155
Alibaba Group Holding Ltd. (China), ADR*	145,847	33,067,890
Amazon.com, Inc.*	23,156	71,646,517
MercadoLibre, Inc. (Argentina)*	5,705	8,398,559
		130,262,121
IT Services — 1.8%
Adyen NV (Netherlands), 144A*	5,902	13,189,749
Amadeus IT Group SA (Spain)*	196,658	13,944,270
Atos SE (France)*	30,300	2,368,181
Automatic Data Processing, Inc.	29,458	5,551,949
Capgemini SE (France)	17,600	2,997,157
DTS Corp. (Japan)	103,200	2,361,441
Fiserv, Inc.*	65,200	7,761,408
Mastercard, Inc. (Class A Stock)	62,589	22,284,813
NS Solutions Corp. (Japan)	53,100	1,689,677
PayPal Holdings, Inc.*	84,117	20,426,972
Shopify, Inc. (Canada) (Class A Stock)*	13,949	15,434,569
Sopra Steria Group SACA (France)*	19,800	3,314,110
Visa, Inc. (Class A Stock)(a)	196,879	41,685,191
		153,009,487
Life Sciences Tools & Services — 0.8%
Illumina, Inc.*	47,133	18,101,900
Lonza Group AG (Switzerland)	24,274	13,606,711
Sartorius Stedim Biotech (France)	20,849	8,603,835
Thermo Fisher Scientific, Inc.	61,994	28,292,822
		68,605,268
Machinery — 1.8%
Atlas Copco AB (Sweden) (Class A Stock)	256,738	15,644,332
Caterpillar, Inc.	78,949	18,305,905
Cummins, Inc.	44,563	11,546,719
Deere & Co.	107,753	40,314,707
Hong Leong Asia Ltd. (Singapore)	377,000	214,822
IDEX Corp.	47,226	9,885,346
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Illinois Tool Works, Inc.	57,723	$12,786,799
Rational AG (Germany)	10,391	8,074,161
SKF AB (Sweden) (Class B Stock)	81,500	2,318,059
SMC Corp. (Japan)	20,000	11,645,304
Spirax-Sarco Engineering PLC (United Kingdom)	47,650	7,481,251
Sumitomo Heavy Industries Ltd. (Japan)	67,500	1,876,481
Tsubakimoto Chain Co. (Japan)	74,400	2,059,667
Valmet OYJ (Finland)(a)	115,900	4,219,842
Vesuvius PLC (United Kingdom)	152,000	1,130,166
Volvo AB (Sweden) (Class B Stock)*(a)	285,200	7,236,505
		154,740,066
Marine — 0.1%
D/S Norden A/S (Denmark)	90,500	2,098,530
Dfds A/S (Denmark)*	44,500	2,279,881
		4,378,411
Media — 0.6%
Comcast Corp. (Class A Stock)	357,690	19,354,606
Fox Corp. (Class B Stock)	253,981	8,871,556
News Corp. (Class A Stock)	557,765	14,183,964
Nippon Television Holdings, Inc. (Japan)	193,400	2,549,503
Reach PLC (United Kingdom)*	132,014	393,294
SKY Perfect JSAT Holdings, Inc. (Japan)	426,900	1,905,697
Telenet Group Holding NV (Belgium)	71,800	2,916,426
		50,175,046
Metals & Mining — 0.5%
Anglo American PLC (South Africa)	183,700	7,233,327
Aurubis AG (Germany)	28,200	2,335,952
Bekaert SA (Belgium)	89,000	3,726,525
BHP Group Ltd. (Australia)	126,400	4,374,805
Boliden AB (Sweden)	109,300	4,058,510
Fortescue Metals Group Ltd. (Australia)	523,500	7,990,506
Mineral Resources Ltd. (Australia)	64,200	1,865,162
Perenti Global Ltd. (Australia)	963,600	745,849
Rio Tinto Ltd. (Australia)	67,500	5,692,079
St. Barbara Ltd. (Australia)	859,100	1,295,176
		39,317,891
Multiline Retail — 0.2%
Harvey Norman Holdings Ltd. (Australia)	949,200	4,145,887
Kohl’s Corp.	150,341	8,961,827
Marks & Spencer Group PLC (United Kingdom)*	849,800	1,769,079
		14,876,793
Multi-Utilities — 0.5%
A2A SpA (Italy)	2,464,921	4,483,641
AGL Energy Ltd. (Australia)	243,600	1,790,310
Ameren Corp.	181,185	14,741,211

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Multi-Utilities (cont’d.)
Sempra Energy	150,300	$19,926,774
		40,941,936
Oil, Gas & Consumable Fuels — 1.7%
Beach Energy Ltd. (Australia)	1,069,900	1,401,613
Chesapeake Energy Corp.*	73,691	3,197,453
Chesapeake Energy Corp. Backstop Commitment*	424	17,730
ConocoPhillips	333,889	17,686,100
Equinor ASA (Norway)	123,600	2,419,380
Exxon Mobil Corp.	311,683	17,401,262
Neste OYJ (Finland)	174,815	9,277,566
OMV AG (Austria)	86,600	4,380,711
Pioneer Natural Resources Co.	68,558	10,888,382
Reliance Industries Ltd. (India)	556,080	15,313,699
Reliance Industries Ltd., PP (India)	28,124	422,207
Repsol SA (Spain)	363,200	4,504,811
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	274,900	5,046,686
TC Energy Corp. (Canada)	253,559	11,600,324
TOTAL SE (France)	96,000	4,478,747
TOTAL SE (France), ADR(a)	732,127	34,073,191
		142,109,862
Paper & Forest Products — 0.0%
Lee & Man Paper Manufacturing Ltd. (China)	2,829,000	2,608,843
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	55,726	16,207,907
L’Oreal SA (France)	27,533	10,567,320
Shiseido Co. Ltd. (Japan)	76,200	5,123,702
		31,898,929
Pharmaceuticals — 2.6%
Astellas Pharma, Inc. (Japan)	338,400	5,218,271
Bayer AG (Germany)	74,300	4,711,186
Elanco Animal Health, Inc.*	407,482	12,000,345
GlaxoSmithKline PLC (United Kingdom)	767,729	13,623,087
Ipsen SA (France)	21,900	1,880,374
Johnson & Johnson	147,049	24,167,503
Merck & Co., Inc.	163,449	12,600,283
Novartis AG (Switzerland)	121,300	10,362,276
Novartis AG (Switzerland), ADR(a)	275,495	23,549,313
Novo Nordisk A/S (Denmark), ADR	80,422	5,422,051
Novo Nordisk A/S (Denmark) (Class B Stock)	158,525	10,676,691
Perrigo Co. PLC	196,583	7,955,714
Pfizer, Inc.	352,748	12,780,060
Roche Holding AG (Switzerland)	51,600	16,675,593
Roche Holding AG (Switzerland), ADR	450,400	18,268,224
Sanofi (France)	138,000	13,647,704
Sawai Pharmaceutical Co. Ltd. (Japan)	39,600	1,927,185
Shionogi & Co. Ltd. (Japan)	45,700	2,464,524
Teva Pharmaceutical Industries Ltd. (Israel)*	173,300	1,999,278
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Towa Pharmaceutical Co. Ltd. (Japan)	98,400	$2,176,111
UCB SA (Belgium)	26,100	2,487,876
Zoetis, Inc.	108,262	17,049,100
		221,642,749
Professional Services — 0.4%
Adecco Group AG (Switzerland)	61,700	4,166,663
Experian PLC (United Kingdom)	324,612	11,196,624
Nielsen Holdings PLC	333,075	8,376,836
Nihon M&A Center, Inc. (Japan)	241,000	6,535,049
Teleperformance (France)	20,332	7,428,238
		37,703,410
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. (Hong Kong)	194,000	1,183,270
Daito Trust Construction Co. Ltd. (Japan)	25,600	2,975,027
Daiwa House Industry Co. Ltd. (Japan)	115,100	3,380,194
Nexity SA (France)	29,500	1,458,657
Nomura Real Estate Holdings, Inc. (Japan)	84,800	2,045,325
		11,042,473
Road & Rail — 0.3%
Canadian National Railway Co. (Canada)	140,720	16,330,552
Firstgroup PLC (United Kingdom)*	766,000	981,535
Go-Ahead Group PLC (The) (United Kingdom)*	96,500	1,812,560
Sankyu, Inc. (Japan)	46,800	2,056,637
Seino Holdings Co. Ltd. (Japan)	146,500	2,042,038
		23,223,322
Semiconductors & Semiconductor Equipment — 2.7%
Applied Materials, Inc.	254,990	34,066,664
ASML Holding NV (Netherlands)	26,255	16,160,744
Dialog Semiconductor PLC (United Kingdom)*	63,800	4,811,728
Infineon Technologies AG (Germany)	399,768	17,050,081
NVIDIA Corp.	66,298	35,398,491
NXP Semiconductors NV (Netherlands)	156,971	31,604,541
QUALCOMM, Inc.	359,154	47,620,229
Siltronic AG (Germany)*(a)	20,200	3,264,377
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	959,000	19,967,237
Texas Instruments, Inc.	124,010	23,436,650
		233,380,742
Software — 3.4%
Adobe, Inc.*	34,290	16,300,437
Atlassian Corp. PLC (Class A Stock)*	26,355	5,554,580
Autodesk, Inc.*	190,968	52,926,781
Check Point Software Technologies Ltd. (Israel)*(a)	25,800	2,888,826
Citrix Systems, Inc.	82,459	11,573,945
Intuit, Inc.	48,543	18,594,882

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Micro Focus International PLC (United Kingdom)	218,500	$1,675,496
Microsoft Corp.	363,392	85,676,933
Oracle Corp.	431,831	30,301,581
salesforce.com, Inc.*	129,032	27,338,010
ServiceNow, Inc.*	26,491	13,248,414
TeamViewer AG (Germany), 144A*	97,057	4,156,713
Temenos AG (Switzerland)	58,904	8,499,950
Workday, Inc. (Class A Stock)*	49,943	12,407,340
		291,143,888
Specialty Retail — 0.3%
EDION Corp. (Japan)	185,400	2,081,068
Geo Holdings Corp. (Japan)	96,500	1,038,379
Kingfisher PLC (United Kingdom)*	954,700	4,202,282
K’s Holdings Corp. (Japan)	114,600	1,577,854
Super Retail Group Ltd. (Australia)	335,300	3,015,697
TJX Cos., Inc. (The)	255,397	16,894,511
		28,809,791
Technology Hardware, Storage & Peripherals — 0.0%
Brother Industries Ltd. (Japan)	116,600	2,587,727
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.*	55,354	16,977,626
LVMH Moet Hennessy Louis Vuitton SE (France)	36,230	24,178,981
Pandora A/S (Denmark)*	19,400	2,078,332
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,055,500	2,643,319
		45,878,258
Thrifts & Mortgage Finance — 0.2%
Housing Development Finance Corp. Ltd. (India)	408,621	14,043,102
Paragon Banking Group PLC (United Kingdom)	358,700	2,277,493
		16,320,595
Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	265,100	10,085,832
Imperial Brands PLC (United Kingdom)	180,600	3,731,630
Philip Morris International, Inc.	238,213	21,139,022
		34,956,484
Trading Companies & Distributors — 0.5%
Ashtead Group PLC (United Kingdom)	315,519	18,755,389
ITOCHU Corp. (Japan)	288,100	9,352,061
Kanamoto Co. Ltd. (Japan)	92,800	2,422,437
Marubeni Corp. (Japan)	478,600	3,989,682
Mitsui & Co. Ltd. (Japan)	119,600	2,491,588
Sojitz Corp. (Japan)	1,001,900	2,836,365
		39,847,522
Transportation Infrastructure — 0.0%
Kamigumi Co. Ltd. (Japan)	81,700	1,551,220
	Shares	Value

Common Stocks (continued)
Transportation Infrastructure (cont’d.)
Shenzhen International Holdings Ltd. (China)	636,000	$1,070,383
		2,621,603
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	269,000	8,255,061

Total Common Stocks (cost $3,243,505,060)		4,374,540,222
Exchange-Traded Funds — 1.4%
iShares Core U.S. Aggregate Bond ETF(a)	354,000	40,295,820
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	325,500	42,331,275
iShares Russell 1000 Value ETF(a)	117,000	17,731,350
iShares S&P Small-Cap Value ETF(a)	196,000	19,745,040

Total Exchange-Traded Funds (cost $123,411,318)		120,103,485
Preferred Stocks — 0.2%
Automobiles — 0.1%
Porsche Automobil Holding SE (Germany) (PRFC)	64,200	6,818,432
Capital Markets — 0.0%
State Street Corp., 5.350%, Series G, Maturing 03/15/26(oo)	15,000	433,050
Electric Utilities — 0.1%
Southern Co. (The), CVT, 6.750%, Maturing 08/01/22	106,073	5,402,298
Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	59,946	3,220,299
Multi-Utilities — 0.0%
Sempra Energy, Series B, CVT, 6.750%, Maturing 07/15/21(a)	18,783	1,965,829
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23	9,249	424,344

Total Preferred Stocks (cost $14,976,495)		18,264,252

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.7%
Automobiles — 0.1%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26	200	205,912
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	700	714,239
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	200	202,202

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2020-03A, Class D
1.730%	07/15/26	200	$202,931
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	2,000	2,261,850
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,900	3,131,524
Series 2019-01A, Class B, 144A
3.950%	11/14/28	600	653,616
Oscar US Funding XI LLC (Japan),
Series 2019-02A, Class A2, 144A
2.490%	08/10/22	594	595,934
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26	300	307,874
Series 2020-03, Class D
1.640%	11/16/26	1,200	1,217,575
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	2,700	2,853,627
			12,347,284
Collateralized Loan Obligations — 2.0%
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.274%(c)	07/20/30	4,000	4,010,173
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-09A, Class AR, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.611%(c)	07/15/32	5,000	5,003,879
Apres Static CLO Ltd. (Cayman Islands),
Series 2020-01A, Class B, 144A, 3 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)
3.991%(c)	04/15/28	3,000	3,000,070
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.521%(c)	07/15/29	500	500,383
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.564%(c)	10/21/32	6,000	6,009,492
Ballyrock CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)
1.601%(c)	07/15/32	4,500	4,503,880
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.263%(c)	07/17/28	945	945,372
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.581%(c)	10/15/32	2,500	2,504,059
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2020-21A, Class A1, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.941%(c)	07/15/31		9,500	$9,518,049
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.491%(c)	04/15/29		1,000	1,000,074
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.454%(c)	04/20/31		1,989	1,988,694
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.444%(c)	07/20/31		750	750,708
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.584%(c)	10/20/32		4,500	4,507,992
Series 2020-12A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.924%(c)	07/20/31		9,500	9,517,088
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.264%(c)	04/20/31		2,500	2,499,997
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class A2, 144A, 3 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.324%(c)	07/20/31		2,750	2,750,656
Greywolf CLO Ltd. (Cayman Islands),
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.512%(c)	04/15/33		2,750	2,755,241
Harvest CLO DAC (Ireland),
Series 25A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	01/21/34	EUR	6,000	7,056,577
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.248%(c)	04/25/31		4,988	4,968,490
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1, 144A
0.000%(cc)	10/17/31		4,000	4,010,613
KVK CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.112%(c)	05/20/29		1,305	1,304,770
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.141%(c)	10/15/31		3,500	3,523,923
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.374%(c)	07/20/31		1,200	1,198,810

A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class A2, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.504%(c)	09/01/31		4,000	$4,006,820
Ocean Trails CLO (Cayman Islands),
Series 2020-08A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.191%(c)	07/15/29		4,750	4,758,489
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.472%(c)	10/22/30		3,925	3,923,021
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.303%(c)	04/17/31		9,359	9,352,415
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.274%(c)	04/20/31		3,000	3,000,583
Pikes Peak CLO (Cayman Islands),
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.611%(c)	07/15/32		4,750	4,754,507
RRE Loan Management DAC (Ireland),
Series 05A, Class A1, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	10/15/33	EUR	5,000	5,889,440
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
1.411%(c)	07/15/31		4,250	4,250,147
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.513%(c)	10/20/32		9,750	9,765,131
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.468%(c)	10/23/31		4,250	4,251,989
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.594%(c)	01/20/32		5,000	5,018,471
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.641%(c)	07/15/27		4,500	4,494,667
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.403%(c)	10/18/31		5,218	5,221,654
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.428%(c)	01/25/31		3,000	2,997,263
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.188%(c)	04/25/31		3,000	2,998,961
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.373%(c)	01/17/31		3,750	$3,751,484
Series 2020-02A, Class A, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.091%(c)	07/15/31		8,000	8,031,173
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.372%(c)	01/22/31		2,000	2,000,931
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.611%(c)	07/15/29		1,457	1,458,151
				173,754,287
Consumer Loans — 0.2%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	300	240,638
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		200	199,823
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27		1,600	1,631,146
Series 2019-01A, Class A, 144A
3.000%	12/20/27		1,800	1,849,337
Series 2019-02A, Class A, 144A
2.780%	04/20/28		900	924,885
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		600	613,400
Series 2020-AA, Class A, 144A
2.190%	08/21/34		400	405,963
Marlette Funding Trust,
Series 2019-03A, Class A, 144A
2.690%	09/17/29		53	53,675
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A
2.790%	09/14/32		500	501,672
Series 2017-01A, Class C, 144A
3.350%	09/14/32		500	501,934
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,400	1,402,964
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24		850	850,454
Series 2018-B, Class C, 144A
5.430%	07/08/24		500	500,198
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24		1,200	1,215,567
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24		900	910,385

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		1,300	$1,331,801
Series 2019-A, Class D, 144A
6.220%	08/08/25		1,400	1,414,300
Oportun Funding XIV LLC,
Series 2021-A, Class B, 144A
1.760%	03/08/28		100	99,952
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.959%(c)	02/25/23		420	419,498
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.759%(c)	08/25/25		1,000	995,028
				16,062,620
Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		1,300	1,497,131
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.449%(c)	11/15/28	GBP	1,275	1,767,468
				3,264,599
Home Equity Loans — 0.3%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.889%(c)	04/25/34		740	729,020
Series 2005-WF01, Class M3, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
0.799%(c)	05/25/35		1,359	1,361,486
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W07, Class A2, 1 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.149%(c)	05/25/34		149	137,969
Asset-Backed Funding Certificates Trust,
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.809%(c)	06/25/34		41	40,729
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.709%(c)	10/25/34		326	323,211
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE05, Class M2, 1 Month LIBOR + 1.035% (Cap N/A, Floor 1.035%)
1.144%(c)	06/25/35		223	222,956
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.145% (Cap N/A, Floor 0.145%)
0.254%(c)	09/25/36		661	638,137
Series 2007-AHL01, Class A2C, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.319%(c)	12/25/36		2,900	2,776,068
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
0.799%(c)	10/25/35	400	$384,276
First NLC Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 0.070% (Cap N/A, Floor 0.070%)
0.179%(c)	08/25/37	840	531,615
Home Equity Asset Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
0.904%(c)	07/25/34	89	88,164
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
0.964%(c)	08/25/34	153	152,531
Series 2005-02, Class M6, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.309%(c)	07/25/35	2,000	2,008,710
Series 2005-08, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
0.784%(c)	02/25/36	900	874,667
Series 2005-09, Class M1, 1 Month LIBOR + 0.615% (Cap N/A, Floor 0.615%)
0.724%(c)	04/25/36	1,739	1,728,300
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
0.769%(c)	01/25/35	602	590,192
Series 2007-HE06, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.169%(c)	05/25/37	18	16,693
New Century Home Equity Loan Trust,
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.765%)
0.874%(c)	02/25/35	609	601,212
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-FM01, Class 2A4, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
0.769%(c)	11/25/35	3,000	2,843,847
Series 2006-WF01, Class M2, 1 Month LIBOR + 0.435% (Cap N/A, Floor 0.435%)
0.544%(c)	03/25/36	700	688,208
NovaStar Mortgage Funding Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.705% (Cap 11.000%, Floor 0.705%)
0.814%(c)	01/25/36	362	360,980
Option One Mortgage Loan Trust,
Series 2004-03, Class M2, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
0.964%(c)	11/25/34	608	601,889
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-04, Class M1, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
0.769%(c)	11/25/35	94	93,684

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
RAMP Trust,
Series 2005-EFC04, Class M3, 1 Month LIBOR + 0.480% (Cap 14.000%, Floor 0.720%)
0.829%(c)	09/25/35	1,915	$1,915,970
RASC Trust,
Series 2005-KS10, Class M2, 1 Month LIBOR + 0.660% (Cap 14.000%, Floor 0.660%)
0.769%(c)	11/25/35	1,265	1,260,705
Series 2006-KS07, Class M1, 1 Month LIBOR + 0.280% (Cap 14.000%, Floor 0.280%)
0.389%(c)	09/25/36	2,200	2,130,639
Renaissance Home Equity Loan Trust,
Series 2007-03, Class AF3
7.238%	09/25/37	545	309,861
Soundview Home Loan Trust,
Series 2005-OPT02, Class M2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
0.949%(c)	08/25/35	2,200	2,103,919
Series 2006-NLC01, Class A1, 144A, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.169%(c)	11/25/36	23	9,072
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.049%(c)	11/25/33	39	37,064
Washington Mutual Asset-Backed Certificates Trust,
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.359%(c)	04/25/37	3,853	1,921,261
			27,483,035
Other — 0.1%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.909%(c)	06/25/24	3,780	3,747,655
Residential Mortgage-Backed Securities — 0.9%
Ameriquest Mortgage Securities Trust,
Series 2006-R01, Class M1, 1 Month LIBOR + 0.390% (Cap N/A, Floor 0.390%)
0.499%(c)	03/25/36	1,520	1,511,997
Asset-Backed Pass-Through Certificates,
Series 2005-R04, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
0.784%(c)	07/25/35	2,073	2,070,553
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-AQ01, Class A1, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.219%(c)	04/25/31	24	75,400
Carrington Mortgage Loan Trust,
Series 2006-FRE01, Class A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.359%(c)	04/25/36	2,460	2,153,442
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
C-BASS Trust,
Series 2006-CB09, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.169%(c)	11/25/36	18	$10,380
Citigroup Mortgage Loan Trust,
Series 2007-WFH02, Class M2, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.450%)
0.559%(c)	03/25/37	8,000	7,807,798
Countrywide Asset-Backed Certificates,
Series 2004-ECC01, Class M2, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.159%(c)	09/25/34	359	358,037
Series 2006-26, Class 1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.249%(c)	06/25/37	2,036	1,917,012
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
0.904%(c)	02/25/36	482	481,121
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.569%(c)	05/25/36	2,456	2,440,092
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
0.849%(c)	08/25/47	1,209	1,185,569
Credit Suisse Mortgage Trust,
Series 2020-11R, Class 1A1, 144A
2.258%(cc)	04/25/38	1,166	1,179,683
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.229%(c)	07/25/37	33	26,212
CSAB Mortgage-Backed Trust,
Series 2006-04, Class A6A
6.184%	12/25/36	37	12,335
Ellington Loan Acquisition Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.209%(c)	05/25/37	137	137,373
Fieldstone Mortgage Investment Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.380% (Cap 12.250%, Floor 0.380%)
0.489%(c)	05/25/36	1,571	1,257,968
First Franklin Mortgage Loan Trust,
Series 2006-FF05, Class 2A4, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
0.589%(c)	04/25/36	1,100	979,093
Series 2006-FF10, Class A1, 1 Month LIBOR + 0.115% (Cap N/A, Floor 0.000%)
0.224%(c)	07/25/36	1,932	1,823,427
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.419%(c)	07/25/36	834	800,013
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
0.844%(c)	09/25/35	109	109,110

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-NC02, Class A2B, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.289%(c)	06/25/36	1,136	$792,834
Series 2007-NC01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.259%(c)	12/25/46	2,073	1,360,647
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH02, Class AV5, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.319%(c)	10/25/36	67	65,780
Series 2006-WMC03, Class A3, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.219%(c)	08/25/36	55	43,097
Series 2007-CH01, Class MV6, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
0.659%(c)	11/25/36	7,700	7,536,932
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	303	306,880
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59	628	628,379
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59	159	160,598
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	1,196	1,200,515
Long Beach Mortgage Loan Trust,
Series 2005-WL02, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.889%(c)	08/25/35	2,000	1,973,897
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM04, Class A2A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.269%(c)	09/25/37	4	2,069
Series 2007-HE02, Class A2A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.229%(c)	02/25/37	10	3,955
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.009%(c)	05/25/34	1,139	1,126,385
Series 2005-WMC01, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.889%(c)	01/25/35	2,198	2,179,545
Series 2006-WMC02, Class A2FP, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
0.209%(c)	07/25/36	38	19,016
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-02, Class A1, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
0.159%(c)	11/25/36	1	399
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WHQ02, Class M3, 1 Month LIBOR + 1.035% (Cap N/A, Floor 1.035%)
1.144%(c)	02/25/35	19	19,207
Series 2005-WHQ04, Class M1, 1 Month LIBOR + 0.705% (Cap N/A, Floor 0.705%)
0.814%(c)	09/25/35	200	200,526
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Pretium Mortgage Credit Partners I LLC,
Series 2020-RPL02, Class A1, 144A
3.179%	06/27/69		1,665	$1,668,849
RAMP Trust,
Series 2005-RZ04, Class M3, 1 Month LIBOR + 0.780% (Cap 11.000%, Floor 0.780%)
0.889%(c)	11/25/35		809	807,826
RASC Trust,
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.495%)
0.604%(c)	04/25/36		375	368,030
Saxon Asset Securities Trust,
Series 2005-01, Class M2, 1 Month LIBOR + 0.720% (Cap 10.000%, Floor 0.720%)
0.829%(c)	05/25/35		500	493,051
Series 2005-01, Class M3, 1 Month LIBOR + 0.780% (Cap 10.000%, Floor 0.780%)
0.889%(c)	05/25/35		772	735,614
Series 2006-02, Class M1, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.399%(c)	09/25/36		3,000	2,864,562
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.419%(c)	09/25/37		489	475,870
Securitized Asset-Backed Receivables LLC Trust,
Series 2005-OP02, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
0.784%(c)	10/25/35		1,400	1,385,226
Series 2007-BR05, Class A2A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.239%(c)	05/25/37		183	155,066
Series 2007-HE01, Class A2A, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.169%(c)	12/25/36		59	19,547
Series 2007-NC01, Class A2A, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
0.159%(c)	12/25/36		2	1,052
Stanwich Mortgage Loan Co. LLC,
Series 2019-NPB01, Class A1, 144A
3.375%	08/15/24		169	169,924
Structured Asset Investment Loan Trust,
Series 2005-04, Class M3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
0.829%(c)	05/25/35		724	724,480
Series 2005-06, Class M3, 1 Month LIBOR + 0.810% (Cap N/A, Floor 0.810%)
0.919%(c)	07/25/35		3,000	2,937,745
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	3,106	3,277,753
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59		8,037	8,395,848
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.109%(c)	05/25/58		2,631	2,653,349

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2020-01, Class A1, 144A
2.710%(cc)	01/25/60		1,991	$2,056,112
Series 2020-02, Class A1A, 144A
1.636%(cc)	04/25/60		2,132	2,148,345
Washington Mutual Asset-Backed Certificates Trust,
Series 2006-HE05, Class 2A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.169%(c)	10/25/36		66	33,605
				75,329,130
Student Loans — 0.1%
SLM Student Loan Trust,
Series 2003-05, Class A5
0.000%(cc)	06/17/24	EUR	30	35,467
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
0.768%(c)	10/25/64		884	885,601
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		3,473	3,592,467
Series 2019-D, Class 1PT, 144A
2.684%(cc)	01/16/46		3,074	3,181,121
Series 2019-F, Class PT1, 144A
0.000%(cc)	02/15/45		2,589	2,651,541
				10,346,197

Total Asset-Backed Securities (cost $315,696,657)				322,334,807
Bank Loans — 0.1%
Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25		101	111,542
Retail — 0.1%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 1 Month LIBOR + 8.000%
9.000%(c)	04/20/26		307	304,547
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	874	1,002,482
Second Lien Term Loan, 1 Month EURIBOR + 7.750%
8.750%(c)	04/20/26	EUR	203	233,810
Term B, 3 Month GBP LIBOR + 4.750%
4.838%(c)	02/06/25	GBP	388	521,942
Term Loan
—%(p)	04/30/27		2,400	2,768,041
				4,830,822
Telecommunications — 0.0%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.359%(c)	03/15/27		915	903,423
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%
3.510%(c)	05/27/24	648	$615,500
			1,518,923

Total Bank Loans (cost $6,591,921)			6,461,287
Commercial Mortgage-Backed Securities — 1.3%
ACRES Commercial Realty Corp.,
Series 2020-RSO09, Class A, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.608%(c)	04/17/37	2,010	2,025,211
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.339%(cc)	05/15/49	4,200	4,430,503
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,200	4,505,399
Series 2017-BNK06, Class A4
3.254%	07/15/60	900	962,358
Series 2019-BN18, Class A3
3.325%	05/15/62	1,400	1,490,049
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,180,516
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	509,400
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	416,698
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,610	1,511,777
Series 2018-CHRS, Class D, 144A
4.267%(cc)	08/05/38	550	529,299
Series 2019-C03, Class A3
3.319%	05/15/52	2,600	2,771,804
Benchmark Mortgage Trust,
Series 2019-B10, Class A3
3.455%	03/15/62	2,300	2,474,055
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	1,918,728
Series 2019-B14, Class A3
3.090%	12/15/62	950	1,012,935
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,647,779
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.106%(c)	10/15/36	1,053	1,052,738
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.406%(c)	10/15/36	1,317	1,315,814
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.106%(c)	12/15/36	1,198	1,196,132

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52		3,600	$3,934,722
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50		3,000	3,233,950
Series 2017-CD05, Class A3
3.171%	08/15/50		3,300	3,541,345
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.290%(cc)	02/10/48		76,865	794,169
Commercial Mortgage Trust,
Series 2017-COR02, Class A2
3.239%	09/10/50		3,750	3,987,410
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.256%(c)	05/15/36		2,500	2,503,803
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		2,970	3,116,192
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49		750	825,213
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.808%(cc)	12/10/36		1,300	1,328,331
Series 2016-85T, Class E, 144A
3.808%(cc)	12/10/36		1,200	1,157,332
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		3,030	3,176,765
Series 2017-C06, Class A4
3.071%	06/10/50		2,700	2,884,641
European Loan Conduit No. 36 DAC (Ireland),
Series 36A, Class A1, 144A, 3 Month EURIBOR + 1.000% (Cap 6.000%, Floor 1.000%)
1.000%(c)	02/17/30	EUR	799	940,654
FHLMC Multifamily Structured Pass-Through Certificates,
Series K122, Class X1, IO
0.883%(cc)	11/25/30		15,394	1,112,628
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A4
3.890%	07/10/51		1,550	1,719,183
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class XA, IO
1.929%(cc)	11/10/45		2,346	51,925
Series 2017-GS06, Class A2
3.164%	05/10/50		3,100	3,287,154
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34		310	328,514
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4
3.195%	09/15/50		3,000	3,213,261
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50		1,790	$1,908,902
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C02, Class A3, 144A
4.070%	11/15/43		320	320,656
Series 2016-JP02, Class A3
2.559%	08/15/49		2,734	2,836,417
Series 2019-FL12, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.556%(c)	12/15/31		3,390	3,356,018
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		2,450	2,642,128
Manhattan West Mortgage Trust,
Series 2020-01MW, Class A, 144A
2.130%	09/10/39		2,300	2,309,688
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52		1,600	1,649,888
One New York Plaza Trust,
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.856%(c)	01/15/26		625	631,249
Real Estate Asset Liquidity Trust (Canada),
Series 2018-01A, Class A1, 144A
3.072%	08/12/53	CAD	761	627,361
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class XCP, IO, 144A
0.000%(cc)	06/15/33		170,633	1,621
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	232,594
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50		4,300	4,597,538
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		1,647	1,730,676
Series 2016-C35, Class A3
2.674%	07/15/48		4,500	4,647,065
Series 2016-LC24, Class A3
2.684%	10/15/49		1,600	1,670,479
Series 2017-C40, Class A3
3.317%	10/15/50		1,330	1,403,443
Series 2017-RB01, Class A4
3.374%	03/15/50		4,700	5,102,444
Series 2019-C52, Class A4
2.643%	08/15/52		2,000	2,008,551

Total Commercial Mortgage-Backed Securities (cost $105,655,107)				109,765,105

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds — 9.2%
Aerospace & Defense — 0.1%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31(a)		2,230	$2,095,361
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27		2,560	2,598,685
3.750%	02/01/50		660	630,362
Spirit AeroSystems, Inc.,
Gtd. Notes
3.950%	06/15/23(a)		400	396,627
				5,721,035
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		883	857,882
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		389	393,730
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22		1,750	1,767,355
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		1,780	2,047,957
5.250%	05/04/25		830	944,288
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28		5,791	5,204,193
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30		1,186	1,212,744
				12,428,149
Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,525	1,530,910
5.291%	12/08/46(a)		4,225	4,437,448
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	192,091
2.979%	08/03/22		1,000	1,013,282
3.339%	03/28/22		1,800	1,822,300
3.350%	11/01/22		500	509,491
3.370%	11/17/23		300	307,598
3.375%	11/13/25		200	202,955
3.813%	10/12/21(a)		1,466	1,482,227
4.000%	11/13/30		200	198,415
4.375%	08/06/23		300	313,673
5.875%	08/02/21		700	709,641
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	12/07/22	EUR	500	574,991
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		20	25,927
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	04/10/22		3,125	$3,200,189
3.700%	05/09/23		1,605	1,691,501
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN
2.600%	09/28/22		100	102,415
2.800%	01/13/22		500	507,808
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.522%	09/17/25		300	317,843
4.345%	09/17/27		2,400	2,614,486
4.810%	09/17/30		300	328,275
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	06/15/21	EUR	300	352,052
0.625%	09/08/21	EUR	500	588,613
Volkswagen International Finance NV (Germany),
Gtd. Notes, 3 Month EURIBOR + 1.550%
1.003%(c)	11/16/24	EUR	500	608,080
				23,632,211
Auto Parts & Equipment — 0.0%
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)		1,175	1,002,996
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)		650	684,547
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.875% or PIK 4.625%
3.875%	05/15/27	EUR	100	120,870
Sr. Sec’d. Notes, 144A, Cash coupon 6.000% or PIK 6.750%
6.000%	05/15/27		1,100	1,157,778
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30		950	954,474
				3,920,665
Banks — 3.7%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23		400	437,098
Banca Carige SpA (Italy),
Covered Bonds, 3 Month EURIBOR + 1.500%
0.960%(c)	05/25/22	EUR	3,000	3,542,442
Covered Bonds, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.157%(c)	10/25/21	EUR	3,100	3,654,090
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
0.875%	10/08/27	EUR	1,500	1,840,068
Sr. Unsec’d. Notes, EMTN
2.625%	04/28/25	EUR	500	600,234
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	09/24/23(oo)	EUR	400	499,570

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco de Sabadell SA (Spain),
Sr. Unsec’d. Notes
1.125%(ff)	03/11/27	EUR	100	$120,478
Sr. Unsec’d. Notes, EMTN
0.875%	07/22/25	EUR	100	119,230
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25		2,200	2,298,327
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26		600	598,815
3.848%	04/12/23		1,000	1,062,713
Banco Votorantim SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	09/24/22		400	412,197
4.500%	09/24/24		5,100	5,307,882
Bank of America Corp.,
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(oo)		1,700	1,865,799
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)		930	985,837
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		4,145	4,158,303
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		1,790	1,683,905
2.496%(ff)	02/13/31		5,660	5,620,956
4.271%(ff)	07/23/29		730	822,973
Sub. Notes, MTN
4.450%	03/03/26		4,090	4,594,942
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24	EUR	200	206,702
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.125%(ff)	12/15/25(a)(oo)		1,600	1,746,900
7.875%(ff)	03/15/22(oo)		1,400	1,472,516
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.624%(c)	02/15/23		800	806,031
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.625%
1.850%(c)	01/10/23		2,600	2,624,576
Sr. Unsec’d. Notes
4.375%	01/12/26		700	779,812
Sr. Unsec’d. Notes, EMTN
3.250%	02/12/27	GBP	2,000	2,980,710
Sub. Notes
4.836%	05/09/28		1,090	1,216,226
5.088%(ff)	06/20/30		1,898	2,148,293
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28		5,400	5,304,587
2.219%(ff)	06/09/26		2,360	2,419,595
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.277%(ff)	01/20/32(a)		1,150	1,109,231
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27		285	308,364
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, 144A, MTN
4.500%	03/15/25		1,075	$1,182,038
4.875%	04/01/26		365	411,419
China Development Bank (China),
Unsec’d. Notes, Series 1610
3.180%	04/05/26	CNH	7,000	1,054,137
Unsec’d. Notes, Series 1710
4.040%	04/10/27	CNH	47,900	7,494,435
Unsec’d. Notes, Series 1715
4.240%	08/24/27	CNH	376,100	59,500,567
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%
4.289%(c)	05/17/21(a)(oo)		2,395	2,391,734
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		1,635	1,648,331
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
1.178%(c)	04/25/22		3,200	3,225,577
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.621%(c)	09/01/23		1,500	1,522,491
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		10,080	10,065,649
Sub. Notes
4.600%	03/09/26		745	839,652
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
6.625%(ff)	06/29/21(oo)	EUR	600	714,174
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.860%
1.055%(c)	09/26/23		1,400	1,419,988
Sr. Unsec’d. Notes, 144A
3.875%	09/26/23		1,700	1,834,382
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes
7.125%(ff)	07/29/22(oo)		900	930,641
Jr. Sub. Notes, 144A
6.250%(ff)	12/18/24(oo)		1,000	1,064,963
6.375%(ff)	08/21/26(oo)		200	212,512
7.500%(ff)	07/17/23(a)(oo)		1,400	1,479,126
Sr. Unsec’d. Notes
3.750%	03/26/25		240	258,687
3.800%	06/09/23		1,650	1,751,170
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,150	1,166,681
4.194%(ff)	04/01/31		400	435,017
4.207%(ff)	06/12/24		1,728	1,845,552
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	09/15/22(a)		3,350	3,493,042
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24		2,400	2,460,251
3.547%(ff)	09/18/31(a)		1,425	1,470,408
3.961%(ff)	11/26/25(a)		2,500	2,705,196
4.250%	10/14/21		3,200	3,259,550
Sr. Unsec’d. Notes, EMTN
1.750%	01/17/28	EUR	800	982,594
2.625%	02/12/26	EUR	2,000	2,559,698

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		160	$160,441
Sub. Notes
3.729%(ff)	01/14/32		1,400	1,359,609
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23		500	523,540
3.450%	07/27/26		390	422,450
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
1.127%(ff)	09/16/26		2,100	2,068,604
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(a)(oo)		440	485,380
Sr. Unsec’d. Notes
3.750%	02/25/26		235	257,926
3.850%	01/26/27		1,905	2,089,590
4.223%(ff)	05/01/29		900	1,010,019
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(oo)		900	894,602
Sr. Unsec’d. Notes
1.750%(ff)	07/24/27	GBP	900	1,251,951
4.583%(ff)	06/19/29		500	562,429
4.950%	03/31/30		300	349,845
ING Bank NV (Netherlands),
Covered Bonds, 144A, MTN
2.625%	12/05/22(a)		900	934,159
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.238%(c)	10/02/23		1,600	1,623,439
Sr. Unsec’d. Notes
4.100%	10/02/23		1,500	1,625,784
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)		575	594,568
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		475	479,934
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)		565	559,120
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
4.005%(c)	08/01/21(oo)		2,750	2,751,720
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
1.118%(c)	04/25/23(a)		2,800	2,820,842
Sr. Unsec’d. Notes
3.964%(ff)	11/15/48		930	1,025,624
4.005%(ff)	04/23/29		1,565	1,746,288
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
4.947%(ff)	06/27/25(oo)	EUR	200	254,781
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
0.987%(c)	06/21/21		1,000	1,001,547
Sr. Unsec’d. Notes
4.050%	08/16/23		800	863,064
Sr. Unsec’d. Notes, EMTN
3.500%(ff)	04/01/26	EUR	600	794,901
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
4.650%	03/24/26(a)		3,500	$3,919,302
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.177%(c)	09/11/24		1,700	1,721,356
Sr. Unsec’d. Notes
1.241%(ff)	07/10/24		3,500	3,535,855
3.922%(ff)	09/11/24		1,100	1,181,676
Morgan Stanley,
Jr. Sub. Notes, Series J, 3 Month LIBOR + 3.810%
4.051%(c)	04/15/21(a)(oo)		1,535	1,535,522
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26		910	1,012,067
Sub. Notes, GMTN
4.350%	09/08/26		1,450	1,637,054
Natwest Group PLC (United Kingdom),
Jr. Sub. Notes
5.125%(ff)	05/12/27(oo)	GBP	1,500	2,171,295
6.000%(ff)	12/29/25(a)(oo)		1,300	1,430,791
8.000%(ff)	08/10/25(a)(oo)		1,100	1,287,479
8.625%(ff)	08/15/21(oo)		200	205,336
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
1.751%(c)	06/25/24		2,600	2,657,619
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25		2,100	2,291,500
4.519%(ff)	06/25/24		500	540,263
5.076%(ff)	01/27/30(a)		2,800	3,240,908
Nykredit Realkredit A/S (Denmark),
Covered Bonds
1.500%	10/01/50	DKK	—(r)	—
Covered Bonds, Series 01E
0.500%	10/01/43	DKK	11,400	1,725,846
1.000%	10/01/53	DKK	26,281	4,011,063
1.500%	10/01/50	DKK	—(r)	—
2.500%	10/01/47	DKK	1	228
Covered Bonds, Series 01EE
1.000%	10/01/50	DKK	105,203	16,060,561
Covered Bonds, Series CCE
1.000%	10/01/50	DKK	49,009	7,558,929
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
0.648%(c)	05/17/21		1,400	1,400,609
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN, 3 Month LIBOR + 1.350%
1.540%(c)	05/31/21		3,500	3,500,222
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(ff)	06/24/22(oo)	GBP	200	288,492
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25		1,100	1,100,817
2.896%(ff)	03/15/32		1,200	1,192,764
4.796%(ff)	11/15/24		2,700	2,967,670
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
5.250%	05/23/23		1,000	1,060,066

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		3,000	$3,235,246
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.319%(ff)	10/14/23(a)		2,300	2,318,814
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.000%	01/24/22		300	307,353
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30(a)		1,800	1,739,320
UBS AG (Switzerland),
Sub. Notes
5.125%	05/15/24		1,300	1,429,917
UBS Group AG (Switzerland),
Jr. Sub. Notes
5.750%(ff)	02/19/22(oo)	EUR	1,600	1,949,536
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(a)(oo)		1,300	1,280,719
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23		1,620	1,669,580
UniCredit SpA (Italy),
Jr. Sub. Notes
9.250%(ff)	06/03/22(oo)	EUR	800	1,020,418
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		555	557,644
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23		6,200	7,207,835
Wells Fargo & Co.,
Jr. Sub. Notes
3.900%(ff)	03/15/26(oo)		2,200	2,223,844
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
1.442%(c)	10/31/23		1,600	1,624,472
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28(a)		10,000	10,246,929
				317,288,138
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		1,085	1,399,225
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22		300	307,516
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28(a)		1,075	1,143,327
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		775	780,637
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47		600	$687,705
				2,919,185
Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		1,750	2,001,178
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25		858	932,895
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	1,700	1,994,296
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24		2,270	2,564,189
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24(a)		1,000	1,046,570
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		175	193,152
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,200	1,228,033
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26(a)		340	346,701
5.875%	03/27/24		325	344,607
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21		600	600,698
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24		375	338,837
10.875%	08/01/24		92	96,299
				11,687,455
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		585	620,286
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN
2.091%	09/14/21		700	705,240
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		2,670	2,895,023
4.500%	02/15/45		625	720,589
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		1,030	1,082,079

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Massachusetts Institute of Technology,
Unsec’d. Notes
4.678%	07/01/2114		254	$331,067
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26(a)		848	945,126
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31		750	754,110
5.250%	01/15/30(a)		1,100	1,194,842
				9,248,362
Computers — 0.0%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26		450	479,096
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
6.020%	06/15/26		300	354,980
NetApp, Inc.,
Sr. Unsec’d. Notes
3.250%	12/15/22		1,000	1,036,824
				1,870,900
Diversified Financial Services — 0.5%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/21		250	250,258
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27		500	529,221
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
0.750%	03/18/24		600	603,218
2.000%	03/20/28		600	602,498
Doric Nimrod Air Alpha Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25		669	652,455
Doric Nimrod Air Finance Alpha Ltd. Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24		449	446,879
Jyske Realkredit A/S (Denmark),
Covered Bonds, Series 111E
1.500%	10/01/50	DKK	—(r)	—
2.500%	10/01/47	DKK	1	189
Covered Bonds, Series 411E
1.500%	10/01/50	DKK	—(r)	—
Covered Bonds, Series CCE
0.500%	10/01/43	DKK	3,700	560,244
1.000%	10/01/50	DKK	29,058	4,478,686
1.000%	10/01/50	DKK	28,097	4,299,196
1.000%	10/01/53	DKK	10,700	1,619,000
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
2.851%	11/16/09(d)		400	4,080
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
2.907%	12/23/08(d)		200	$2,040
5.625%	01/24/13(d)		1,700	17,340
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
6.125%	10/31/22		1,100	1,141,250
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28		745	748,981
6.000%	01/15/27		225	233,932
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
1.851%	07/16/25(a)		2,300	2,294,930
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds, Series CC2
0.500%	10/01/43	DKK	1,600	242,570
1.000%	10/01/50	DKK	33,752	5,204,738
1.000%	10/01/50	DKK	43,607	6,680,035
2.500%	10/01/47	DKK	—(r)	64
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		400	431,941
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22		7	7,347
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28		200	236,748
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	10/01/53	DKK	38,800	5,870,081
Covered Bonds, Series 23S, MTN
2.500%	04/01/47	DKK	13	2,225
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.950%	10/24/22		1,100	1,129,938
Swiss Insured Brazil Power Finance Sarl (Brazil),
Sr. Sec’d. Notes, 144A
9.850%	07/16/32	BRL	16,525	3,080,954
				41,371,038
Electric — 0.4%
Adani Electricity Mumbai Ltd. (India),
Sr. Sec’d. Notes
3.949%	02/12/30		1,800	1,813,358
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29(a)		500	486,908
5.000%	02/01/31		925	902,648
5.125%	03/15/28(a)		700	705,148
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475	505,834
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46(a)		1,020	1,076,241

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,310	$2,310,000
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	405	429,664
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	1,385	1,452,041
Enel Finance International NV (Italy),
Gtd. Notes, 144A
4.625%	09/14/25	1,900	2,150,119
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	350	362,033
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25(a)	780	832,695
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	280	325,823
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	840	829,252
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	600	666,053
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	700	761,989
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)	550	587,177
Gtd. Notes, 144A
3.375%	02/15/29	100	97,730
3.625%	02/15/31(a)	1,175	1,145,980
Oglethorpe Power Corp.,
First Mortgage, 144A
3.750%	08/01/50	705	692,357
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	1,250	1,385,900
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	100	97,891
2.950%	03/01/26	100	103,131
3.150%	01/01/26	100	104,329
3.450%	07/01/25	100	105,897
3.950%	12/01/47	100	92,667
4.000%	12/01/46	100	93,244
4.500%	07/01/40	100	101,666
4.550%	07/01/30	300	325,539
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43	910	1,106,295
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49		3,800	$4,024,452
Sr. Unsec’d. Notes, EMTN
3.375%	02/05/30		3,000	3,019,973
Southern California Edison Co.,
First Mortgage
0.700%	04/03/23		700	699,638
1.100%	04/01/24		200	200,103
First Mortgage, SOFR + 0.830%
0.840%(c)	04/01/24		300	300,308
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21		900	902,895
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		315	324,839
				31,121,817
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		500	530,606
Entertainment — 0.0%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26		316	257,442
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		300	311,189
				568,631
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		1,350	1,283,416
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	2,300	3,186,634
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,200	1,659,216
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.650%	03/15/23(a)		887	939,159
General Mills, Inc.,
Sr. Unsec’d. Notes
4.000%	04/17/25		100	110,350
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39		600	651,196
4.875%	10/01/49(a)		1,010	1,140,485
				8,970,456

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		700	$772,643
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23		400	422,421
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,080	2,247,556
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		350	384,822
				3,827,442
Healthcare-Products — 0.1%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		2,500	2,519,838
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,145	1,368,945
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	430	512,508
1.625%	03/07/31	EUR	200	258,361
1.625%	10/15/50	EUR	395	473,898
2.250%	03/07/39	EUR	200	274,665
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	562,366
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	550	659,166
1.875%	10/01/49	EUR	375	464,959
				7,094,706
Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,410	2,012,523
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29		2,460	2,725,152
5.125%	06/15/39(a)		1,225	1,472,385
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		1,160	1,139,988
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
3.500%	03/30/25(a)		1,650	1,788,765
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28		750	781,372
				9,920,185
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)		985	$985,518
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		925	919,546
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		230	244,307
				2,149,371
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26		145	159,918
Insurance — 0.1%
Ambac Assurance Corp.,
Sub. Notes, 144A
5.100%	—(d)(rr)		—(r)	112
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%)
6.000%(c)	02/12/23		—(r)	296
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		660	807,424
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29(a)		420	463,945
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	1,100	1,396,980
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	700	860,744
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		3,600	4,174,377
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	04/05/46		650	803,467
Meiji Yasuda Life Insurance Co. (Japan),
Sub. Notes, 144A
5.100%(ff)	04/26/48(a)		400	460,000
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,530	1,870,903
				10,838,248
Internet — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.625%	07/06/27(a)		2,000	2,178,495

A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.240%	06/03/50	1,250	$1,152,671
3.975%	04/11/29	2,000	2,175,978
			5,507,144
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	330	368,788
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23	200	213,867
5.125%	08/08/25	900	1,004,074
5.400%	08/08/28	1,100	1,254,542
			2,841,271
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
1.950%	01/30/28(a)	2,640	2,636,202
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	900	901,795
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.700%	04/01/51(a)	750	700,997
4.464%	07/23/22	5,700	5,942,832
5.050%	03/30/29	1,750	2,012,509
5.375%	05/01/47	300	348,108
6.384%	10/23/35	1,525	1,976,055
6.484%	10/23/45	955	1,251,806
Comcast Corp.,
Gtd. Notes, 3 Month LIBOR + 0.630%
0.871%(c)	04/15/24	1,400	1,414,605
Gtd. Notes
3.750%	04/01/40	1,865	2,047,867
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	690	649,756
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	700	688,624
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)	230	122,603
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	300	216,033
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	53	55,361
5.300%	05/15/49	1,650	1,974,335
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28(a)	600	627,692
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21		600	$603,230
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40		700	740,944
3.600%	01/13/51		800	850,918
				23,126,070
Mining — 0.1%
Antofagasta PLC (Chile),
Sr. Unsec’d. Notes, 144A
2.375%	10/14/30(a)		1,200	1,175,678
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		550	680,249
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		370	487,775
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		560	737,924
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31		4,000	4,323,870
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
4.200%	05/13/50		1,100	1,201,798
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		250	344,550
				8,951,844
Miscellaneous Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24		1,425	1,424,049
7.500%	03/15/25		900	886,106
7.875%	04/15/27(a)		2,025	1,984,356
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31(a)		5,450	5,291,347
				9,585,858
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		1,635	1,647,541
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	09/01/23	AUD	600	452,857
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23	AUD	2,900	2,203,467
				4,303,865

A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 0.9%
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26(a)	425	$468,357
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	325	324,896
9.000%	11/01/27	53	67,616
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28	325	338,310
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	2,050	2,175,617
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	870	967,705
Chevron USA, Inc.,
Gtd. Notes
5.050%	11/15/44	655	835,315
5.250%	11/15/43	500	651,196
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	125	125,313
ConocoPhillips,
Gtd. Notes, 144A
4.850%	08/15/48	500	606,535
4.875%	10/01/47	1,070	1,307,195
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	500	578,057
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes
4.500%	09/14/47	1,500	1,489,906
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	37	37,262
5.375%	03/30/28	620	629,067
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22	770	806,087
4.950%	03/23/27	2,000	2,191,024
5.150%	02/11/26	3,000	3,287,284
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22	1,530	1,604,842
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	1,610	1,769,522
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29	1,268	1,354,747
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	1,335	1,501,098
4.750%	04/19/27(a)	200	228,167
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27	250	261,474
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24		1,275	$1,402,434
7.500%	05/01/31		1,200	1,399,392
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes
6.350%	12/01/21		160	158,350
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes
6.720%	12/01/22		195	190,555
Sr. Sec’d. Notes, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		1,701	286,876
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		29	4,819
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26(a)		3,000	3,305,657
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.150%	02/25/60		1,000	942,797
5.625%	05/20/43		3,500	3,954,198
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30		5,621	5,833,637
5.600%	01/03/31(a)		440	463,549
6.625%	01/16/34	GBP	630	972,281
7.375%	01/17/27		335	398,252
Petroleos de Venezuela SA (Venezuela),
Sr. Unsec’d. Notes
6.000%	05/16/24(d)		5,400	234,735
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	300	341,696
6.350%	02/12/48		602	497,343
6.490%	01/23/27		393	410,825
6.500%	03/13/27		5,200	5,437,976
6.500%	01/23/29		600	606,802
6.840%	01/23/30		200	202,743
7.690%	01/23/50		692	642,480
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	300	357,967
4.875%	02/21/28	EUR	730	850,786
Gtd. Notes, MTN
6.750%	09/21/47		15,000	12,827,602
6.875%	08/04/26		140	149,842
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30		300	320,972
4.800%	04/21/60		1,000	1,257,299
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		1,690	1,570,147
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		1,150	1,138,480
9.250%	02/01/26(a)		1,000	1,085,690

A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24	790	$878,741
Sr. Sec’d. Notes, 144A
9.250%	07/06/24	1,765	1,964,244
9.750%	01/06/27	1,501	1,757,585
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
3.500%	11/24/70	1,000	887,171
Total Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	1,520	1,437,996
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	575	340,874
			78,119,385
Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
5.007%(s)	05/03/21(oo)	1,696	12,727
Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	1,175	1,309,845
4.250%	11/21/49	1,700	1,924,338
4.500%	05/14/35	1,625	1,891,486
4.550%	03/15/35	2,115	2,464,169
4.850%	06/15/44	165	200,154
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	470	505,037
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	290	321,200
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29	200	198,795
5.250%	01/30/30(a)	125	125,536
5.250%	02/15/31	225	224,077
6.250%	02/15/29	500	530,775
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
0.831%(c)	06/25/21	500	500,529
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
1.194%(c)	12/15/23	700	709,453
Gtd. Notes, 144A
4.250%	12/15/25	500	556,689
4.375%	12/15/28(a)	900	1,016,582
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	360	418,869
5.000%	08/15/45	596	765,852
Cigna Corp.,
Sr. Unsec’d. Notes
3.400%	03/15/51	2,130	2,096,819
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		1,250	$1,322,978
4.300%	03/25/28		564	640,206
4.780%	03/25/38		90	106,275
5.125%	07/20/45		690	848,088
5.300%	12/05/43		510	637,495
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43		600	707,943
Gtd. Notes, 144A
3.125%	01/15/23		600	625,063
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30		1,400	1,346,967
3.025%	07/09/40		750	725,675
Sr. Unsec’d. Notes, 144A
1.125%	11/21/22	EUR	900	1,077,926
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		1,250	1,471,481
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40		830	850,386
4.000%	06/22/50		855	872,537
				26,993,225
Pipelines — 0.4%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31		1,400	1,409,419
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26		1,555	1,730,727
Energy Transfer Operating LP,
Gtd. Notes
5.000%	05/15/50(a)		725	751,466
5.300%	04/15/47		270	282,836
6.125%	12/15/45		210	240,342
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		725	702,975
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52		475	432,985
4.900%	05/15/46		2,020	2,349,278
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		754	873,505
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30		990	977,675
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		900	955,130

A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	1,055	$935,428
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25	1,875	1,975,144
MPLX LP,
Sr. Unsec’d. Notes
4.700%	04/15/48	1,145	1,237,643
5.200%	03/01/47	105	120,102
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30(a)	1,000	1,006,452
3.400%	09/01/29	1,720	1,767,703
4.550%	07/15/28	300	331,782
4.950%	07/13/47	770	816,866
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43	2,010	1,840,871
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	3,800	4,331,944
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.950%	12/01/25	900	1,048,117
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	811	793,046
6.000%	12/31/30	375	370,996
7.500%	10/01/25	375	403,098
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	95	95,377
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	675	740,878
4.300%	03/04/24	2,275	2,482,651
4.850%	03/01/48	200	222,788
4.900%	01/15/45	287	318,177
			31,545,401
Real Estate — 0.1%
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
7.625%	02/28/23	700	729,258
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
4.750%	01/17/23	200	204,764
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	900	927,647
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	610	640,059
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Kennedy Wilson Europe Real Estate Ltd. (United Kingdom),
Sr. Unsec’d. Notes
3.950%	06/30/22	GBP	400	$559,206
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		3,000	3,071,017
				6,131,951
Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		1,530	1,651,491
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25(a)		700	784,392
5.300%	01/15/29		1,900	2,133,959
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		870	881,209
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31		2,475	2,413,974
3.875%	03/01/27		1,900	2,055,263
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		200	213,826
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30		2,965	2,967,280
Mid-America Apartments LP,
Sr. Unsec’d. Notes
3.600%	06/01/27		3,200	3,490,242
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31		3,100	3,276,873
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28		2,175	2,298,698
WPC Eurobond BV,
Gtd. Notes
2.250%	04/09/26	EUR	2,500	3,193,452
				25,360,659
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31		530	486,743
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		925	964,202
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		625	680,601
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
4.250%	12/08/23	GBP	1,000	1,466,791

A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
0.649%(c)	10/28/21		1,000	$1,002,076
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)		900	928,085
				5,528,498
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.000%	01/27/23(a)		700	719,487
3.766%(ff)	03/08/24		3,500	3,696,902
				4,416,389
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.750%	04/15/29		3,100	3,484,591
Gtd. Notes, 144A
2.450%	02/15/31		600	566,802
2.600%	02/15/33		300	279,091
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		5,000	5,014,320
				9,344,804
Software — 0.1%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50		1,230	1,034,314
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/30(a)		1,000	1,028,191
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	900	1,073,791
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28		2,500	2,530,026
2.875%	03/25/31		300	305,405
3.950%	03/25/51		100	103,246
4.100%	03/25/61		700	724,078
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27		100	109,619
				6,908,670
Telecommunications — 0.3%
Altice France SA (France),
Sr. Sec’d. Notes
4.125%	01/15/29	EUR	3,900	4,581,246
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		1,500	1,560,242
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43		500	466,781
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
3.300%	02/01/52(a)	500	$453,524
3.500%	06/01/41	2,895	2,861,277
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33	948	899,832
3.550%	09/15/55	2,194	2,008,005
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42	400	402,399
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26(a)	400	387,130
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	200	207,000
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	900	826,794
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	190	201,065
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)	1,000	1,144,897
SK Telecom Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.750%	04/16/23	300	318,413
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	900	1,134,343
8.750%	03/15/32	500	739,109
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	250	252,016
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.550%	02/15/31	4,080	3,987,013
4.500%	04/15/50	900	1,005,695
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.400%	03/22/41	1,430	1,452,488
4.522%	09/15/48	1,630	1,879,328
			26,768,597
Transportation — 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	104	121,730
Sr. Sec’d. Notes, 144A
5.875%	07/05/34	3,950	4,625,746
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	02/05/70	845	863,356
			5,610,832

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	2,800	$3,057,359
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22	500	512,115
			3,569,474

Total Corporate Bonds (cost $775,943,521)			793,930,609
Municipal Bonds — 0.2%
California — 0.0%
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	200	321,696
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,766	2,498,872
Illinois — 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	600	823,344
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	2,440	2,597,112
			3,420,456
New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	2,028,360
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	435	627,861
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,000	4,924,160
			7,580,381
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,500	2,616,525
Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1
5.000%	07/01/58	1,525	1,676,524
Texas — 0.0%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	1,450	1,369,960
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Utah — 0.0%
Utah State Board of Regents,
Revenue Bonds, Series 2017-01, Class A, 1 Month LIBOR + 0.750% (Cap 25.000%, Floor 0.000%)
0.859%(c)	01/25/57	904	$907,045
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	400	464,228

Total Municipal Bonds (cost $18,498,164)			20,855,687
Residential Mortgage-Backed Securities — 2.7%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
3.201%(cc)	09/25/35	52	49,044
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	5	5,157
Series 2005-56, Class 2A2, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 2.040% (Cap N/A, Floor 2.040%)
2.299%(c)	11/25/35	8	7,633
Series 2005-56, Class 2A3, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
1.759%(c)	11/25/35	8	7,464
Series 2005-62, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
1.259%(c)	12/25/35	116	108,570
Series 2005-76, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
1.259%(c)	02/25/36	10	9,104
Series 2005-81, Class A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
0.669%(c)	02/25/37	870	723,087
Series 2005-82, Class A1, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
0.649%(c)	02/25/36	1,956	1,708,273
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.540%)
0.649%(c)	08/25/35	1,413	975,539
Series 2006-02CB, Class A14
5.500%	03/25/36	21	13,224
Series 2006-40T1, Class 2A1
6.000%	12/25/36	1,088	510,720
Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
0.489%(c)	09/25/46	39	37,978
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.291%(c)	02/20/47	1,299	1,015,746
Series 2006-OA22, Class A1, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.269%(c)	02/25/47	74	68,776
Series 2007-04CB, Class 1A35
6.000%	04/25/37	907	903,305
Series 2007-16CB, Class 5A1
6.250%	08/25/37	22	16,967

A27

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
American Home Mortgage Assets Trust,
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
0.959%(c)	02/25/47		1,384	$797,556
Angel Oak Mortgage Trust,
Series 2020-04, Class A1, 144A
1.469%(cc)	06/25/65		1,632	1,638,273
Avon Finance No. 2 PLC (United Kingdom),
Series 02A, Class A, 144A, 3 Month SONIA + 0.900%
0.949%(c)	09/20/48	GBP	1,693	2,337,688
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.299%(c)	03/27/36		863	856,896
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.239%(c)	02/27/37		1,300	1,283,466
Banc of America Funding Trust,
Series 2006-08T02, Class A10
5.753%(cc)	10/25/36		14	13,659
Series 2006-J, Class 4A1
3.376%(cc)	01/20/47		388	372,242
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165% (Cap N/A, Floor 0.000%)
0.274%(c)	09/29/36		1,044	1,035,029
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
3.299%(cc)	06/25/35		13	11,905
Series 2005-H, Class 2A1
2.993%(cc)	09/25/35		10	9,753
Series 2005-H, Class 2A5
2.993%(cc)	09/25/35		119	116,334
Bancaja Fondo de Titulizacion de Activos (Spain),
Series 08, Class A
0.000%(cc)	10/25/37	EUR	169	198,013
BCAP LLC Trust,
Series 2011-RR04, Class 8A2, 144A
13.736%(cc)	02/26/36		403	154,074
Series 2011-RR05, Class 12A2, 144A
4.850%(cc)	03/26/37		741	893,695
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-05, Class 1A2
3.139%(cc)	08/25/33		2	2,136
Series 2003-09, Class 2A1
2.876%(cc)	02/25/34		21	21,118
Series 2004-02, Class 22A
3.180%(cc)	05/25/34		5	4,959
Series 2004-10, Class 13A1
2.756%(cc)	01/25/35		31	31,291
Series 2004-10, Class 22A1
4.338%(cc)	01/25/35		17	17,808
Series 2005-01, Class 2A1
2.847%(cc)	03/25/35		16	16,380
Series 2005-04, Class 3A1
3.220%(cc)	08/25/35		157	156,044
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Bear Stearns ALT-A Trust,
Series 2005-07, Class 22A1
3.033%(cc)	09/25/35	93	$73,291
Series 2005-09, Class 24A1
3.044%(cc)	11/25/35	53	46,486
Series 2005-10, Class 24A1
2.726%(cc)	01/25/36	90	93,187
Series 2006-02, Class 23A1
3.343%(cc)	03/25/36	109	95,016
Series 2006-04, Class 21A1
3.042%(cc)	08/25/36	114	85,853
Series 2006-05, Class 2A2
3.453%(cc)	08/25/36	168	111,079
Series 2006-06, Class 32A1
3.256%(cc)	11/25/36	266	181,088
Series 2006-08, Class 3A1, 1 Month LIBOR + 0.320% (Cap 10.500%, Floor 0.320%)
0.429%(c)	02/25/34	36	35,301
Bear Stearns Mortgage Funding Trust,
Series 2006-AR05, Class 1A1, 1 Month LIBOR + 0.160% (Cap 10.500%, Floor 0.160%)
0.269%(c)	12/25/46	1,303	1,271,307
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
2.757%(cc)	01/26/36	497	419,941
Series 2007-R06, Class 2A1
2.886%(cc)	12/26/46	363	323,249
Bellemeade Re Ltd. (Bermuda),
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.709%(c)	08/25/28	107	107,419
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.959%(c)	10/25/28	246	246,930
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.559%(c)	04/25/29	229	228,783
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.209%(c)	07/25/29	370	370,224
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.709%(c)	07/25/29	1,200	1,205,469
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.509%(c)	10/25/29	446	447,244
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.109%(c)	10/25/29	1,600	1,602,141
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.509%(c)	06/25/30	204	204,514
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.409%(c)	08/26/30	159	158,894

A28

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.109%(c)	08/26/30	225	$228,902
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.709%(c)	06/25/30	475	475,000
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.709%(c)	06/25/30	335	333,775
BVRT Financing Trust,
Series 2019-01, Class F, 144A, 1 Month LIBOR + 2.150%
2.256%(cc)	09/15/21^	3,687	3,670,573
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.859%(c)	08/29/22	3,347	3,343,962
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
3.329%(cc)	07/25/37	77	71,762
CIM Trust,
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	2,156	2,156,825
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
1.109%(c)	02/25/49	985	984,482
Citigroup Mortgage Loan Trust,
Series 2004-HYB02, Class 2A
2.400%(cc)	03/25/34	15	15,571
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate CMT + 2.400% (Cap 9.844%, Floor 2.400%)
2.530%(c)	10/25/35	233	235,460
Series 2011-12, Class 3A2, 144A
3.023%(cc)	09/25/47	355	341,960
Series 2019-B, Class A1, 144A
3.258%(cc)	04/25/66	84	84,810
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34	18	18,764
Series 2005-10, Class 1A2A
3.027%(cc)	12/25/35	29	20,392
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.209%(c)	06/25/39	428	428,718
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.209%(c)	10/25/39	63	62,721
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.159%(c)	01/25/40	1,100	1,098,404
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.115%(cc)	08/25/34	18	17,750
Series 2004-12, Class 12A1
3.024%(cc)	08/25/34	27	25,895
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2004-22, Class A3
2.769%(cc)	11/25/34		346	$349,870
Series 2004-HYB05, Class 2A1
2.912%(cc)	04/20/35		5	5,090
Series 2005-02, Class 1A1, 1 Month LIBOR + 0.640% (Cap 10.500%, Floor 0.640%)
0.749%(c)	03/25/35		276	245,643
Series 2005-09, Class 1A1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.709%(c)	05/25/35		356	303,923
Series 2005-HYB06, Class 5A1
2.417%(cc)	10/20/35		14	12,957
Series 2005-HYB09, Class 5A1, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 0.000%)
2.109%(c)	02/20/36		173	173,858
Series 2007-18, Class 1A1
6.000%	11/25/37		110	86,441
Credit Suisse First Boston Mortgage-Backed Trust,
Series 2004-AR06, Class 9A2, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.740%)
0.849%(c)	10/25/34		7	7,230
Credit Suisse Mortgage Capital Certificates,
Series 2019-RPL04, Class A1, 144A
3.482%(cc)	08/26/58		515	514,788
Credit Suisse Mortgage Trust,
Series 2007-03, Class 1A6A
5.579%(cc)	04/25/37		175	72,706
Series 2010-18R, Class 4A4, 144A
2.505%(cc)	04/26/38		288	288,182
Series 2019-RPL08, Class A1, 144A
3.322%(cc)	10/25/58		516	519,359
Series 2019-RPL09, Class A1, 144A
3.007%(cc)	10/27/59		1,577	1,590,663
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2003-03, Class 3A1
5.000%	10/25/18		3	3,245
Series 2007-AR02, Class A1, 1 Month LIBOR + 0.150% (Cap 10.500%, Floor 0.150%)
0.259%(c)	03/25/37		875	870,321
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB04, Class A1B1, 1 Month LIBOR + 0.100% (Cap 9.000%, Floor 0.100%)
0.209%(c)	10/25/36		5	3,546
Series 2006-AB04, Class A6A2
6.386%(cc)	10/25/36		34	33,636
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.809%(c)	11/25/28		516	518,620
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.909%(c)	04/25/29		180	180,827
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.280%(c)	06/15/40	GBP	748	983,307

A29

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Eurosail PLC (United Kingdom),
Series 2006-04X, Class A3C, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.237%(c)	12/10/44	GBP	327	$448,217
Eurosail-UK PLC (United Kingdom),
Series 2007-03X, Class A3A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.030%(c)	06/13/45	GBP	361	496,944
Series 2007-03X, Class A3C, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.030%(c)	06/13/45	GBP	120	165,628
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.509%(c)	05/25/30		370	370,880
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		45	50,584
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.178%(c)	12/25/36		24	23,293
Series 2015-87, Class BF, 1 Month LIBOR + 0.300% (Cap 6.000%, Floor 0.300%)
0.409%(c)	12/25/45		1,111	1,120,387
Series 2018-16, Class MB
3.500%	07/25/46		3,603	3,735,063
FHLMC Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		66	78,020
FHLMC REMICS,
Series 2906, Class GZ
5.000%	09/15/34		204	233,913
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.459%(c)	03/25/29		41	41,402
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.017%(c)	11/25/50		370	378,800
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.959%(c)	02/25/50		1,030	1,026,008
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.209%(c)	06/25/50		160	165,087
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.109%(c)	06/25/50		535	538,201
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.109%(c)	08/25/50		1,280	1,347,240
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.859%(c)	08/25/50		660	665,892
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
3.209%(c)	03/25/50		80	$80,898
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.709%(c)	07/25/50		1,631	1,644,357
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.359%(c)	09/25/50		255	265,205
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.259%(c)	09/25/50		180	181,364
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	09/25/48		2	2,456
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.759%(c)	01/25/49		98	98,077
Finsbury Square PLC (United Kingdom),
Series 2020-02A, Class A, 144A, 3 Month SONIA + 1.300% (Cap N/A, Floor 0.000%)
1.349%(c)	06/16/70	GBP	552	768,534
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
2.859%(cc)	03/25/35		218	170,277
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR01, Class 1A1
3.272%(cc)	05/25/37		137	81,359
Freddie Mac REMICS,
Series 4289, Class WZ
3.000%	01/15/44		784	825,272
Series 4768, Class VB
3.500%	06/15/38		1,300	1,341,555
Series 4779, Class WF, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.473%(c)	07/15/44		591	594,767
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.556%(c)	09/15/42		343	344,966
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49		3,562	3,572,532
Government National Mortgage Assoc.,
Series 2014-H01, Class FD, 1 Month LIBOR + 0.650% (Cap 11.000%, Floor 0.650%)
0.770%(c)	01/20/64		1,093	1,100,887
Series 2014-H14, Class DF, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.620%(c)	07/20/64		1,678	1,684,887
Series 2015-142, Class DZ
4.000%	10/20/45		2,483	2,757,266
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.800%(c)	08/20/61		13	13,187

A30

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.120%(c)	01/20/66		1,841	$1,883,859
Series 2017-121, Class PE
3.000%	07/20/46		69	70,524
Series 2017-133, Class EC
3.000%	05/20/47		40	40,988
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750% (Cap 7.500%, Floor 0.750%)
1.904%(c)	04/20/67		5,613	5,690,083
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
0.599%(c)	08/20/68		1,093	1,082,202
Great Hall Mortgages No. 1 PLC (United Kingdom),
Series 2006-01, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.231%(c)	06/18/38	GBP	23	31,885
Series 2007-01, Class A2A, 3 Month GBP LIBOR + 0.130% (Cap N/A, Floor 0.000%)
0.211%(c)	03/18/39	GBP	40	54,128
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
2.684%(cc)	10/25/33		88	89,121
GreenPoint MTA Trust,
Series 2005-AR03, Class 1A1, 1 Month LIBOR + 0.480% (Cap 10.500%, Floor 0.480%)
0.589%(c)	08/25/45		1,169	1,115,198
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.249%(c)	01/26/37		912	904,584
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate CMT + 1.750% (Cap N/A, Floor 1.750%)
1.840%(c)	03/25/33		4	4,230
Series 2005-AR01, Class 1A1
2.678%(cc)	01/25/35		4	4,262
Series 2005-AR02, Class 2A1
2.738%(cc)	04/25/35		73	72,131
Series 2005-AR03, Class 6A1
3.049%(cc)	05/25/35		117	114,685
Series 2006-AR01, Class 2A1
3.018%(cc)	01/25/36		48	49,129
HarborView Mortgage Loan Trust,
Series 2004-01, Class 2A
2.188%(cc)	04/19/34		31	30,094
Series 2005-04, Class 3A1
3.418%(cc)	07/19/35		17	14,246
Series 2005-09, Class 2A1A, 1 Month LIBOR + 0.680% (Cap 11.000%, Floor 0.680%)
0.791%(c)	06/20/35		1,137	1,114,357
Series 2005-09, Class B1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.011%(c)	06/20/35		651	642,301
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2005-10, Class 2A1A, 1 Month LIBOR + 0.620% (Cap 11.000%, Floor 0.620%)
0.731%(c)	11/19/35		340	$313,917
Hawksmoor Mortgage Funding PLC (United Kingdom),
Series 2019-01X, Class A, 3 Month SONIA + 1.050%
1.100%(c)	05/25/53	GBP	1,716	2,369,605
Hawksmoor Mortgages (United Kingdom),
Series 2019-01A, Class A, 144A, 3 Month SONIA + 1.050% (Cap N/A, Floor 0.000%)
1.100%(c)	05/25/53	GBP	5,637	7,785,844
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.709%(c)	10/25/28		65	65,229
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.759%(c)	05/25/29		163	162,816
HomeBanc Mortgage Trust,
Series 2005-04, Class A2, 1 Month LIBOR + 0.660% (Cap 11.500%, Floor 0.660%)
0.769%(c)	10/25/35		33	33,068
Homeward Opportunities Fund I Trust,
Series 2020-02, Class A1, 144A
1.657%(cc)	05/25/65		1,733	1,744,111
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160% (Cap 11.500%, Floor 0.160%)
0.269%(c)	03/25/37		539	531,828
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
3.130%(cc)	11/25/35		5	5,218
Series 2007-AR01, Class 1A2
3.073%(cc)	03/25/37		483	468,761
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
0.949%(c)	05/25/34		331	322,625
Series 2005-AR12, Class 2A1A, 1 Month LIBOR + 0.480% (Cap 11.000%, Floor 0.480%)
0.589%(c)	07/25/35		1,786	1,735,865
Series 2005-AR18, Class 2A1A, 1 Month LIBOR + 0.620% (Cap 10.500%, Floor 0.620%)
0.729%(c)	10/25/36		961	551,107
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.299%(c)	09/25/46		169	157,855
JPMorgan Mortgage Trust,
Series 2003-A02, Class 3A1
2.149%(cc)	11/25/33		2	2,550
Series 2005-A02, Class 7CB1
2.943%(cc)	04/25/35		15	15,818
Series 2005-A06, Class 2A1
3.016%(cc)	08/25/35		10	10,147
Series 2005-ALT01, Class 3A1
2.635%(cc)	10/25/35		43	37,150

A31

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2006-A01, Class 3A2
2.670%(cc)	02/25/36		16	$12,914
Series 2006-A07, Class 2A2
3.057%(cc)	01/25/37		551	516,899
Series 2007-A01, Class 1A1
3.274%(cc)	07/25/35		13	13,300
Series 2007-S03, Class 1A90
7.000%	08/25/37		170	125,209
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59		861	866,057
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59		4,660	4,733,839
Series 2020-GS01, Class A1, 144A
2.882%	10/25/59		183	184,603
Series 2020-SL01, Class A, 144A
2.734%	01/25/60		1,025	1,031,979
Lehman XS Trust,
Series 2007-04N, Class 1A2A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.269%(c)	03/25/47		12	11,940
Series 2007-12N, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.289%(c)	07/25/37		1,071	1,023,934
Series 2007-20N, Class A1, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.259%(c)	12/25/37		1,492	1,533,786
Ludgate Funding PLC (United Kingdom),
Series 2007-01, Class A2B
0.000%(cc)	01/01/61	EUR	2,647	3,006,307
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, 3 Month GBP LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.730%(c)	12/15/49	GBP	1,326	1,805,512
MASTR Adjustable Rate Mortgages Trust,
Series 2003-06, Class 2A1
2.957%(cc)	12/25/33		38	37,340
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
1.925%(cc)	02/25/33		23	22,248
Morgan Stanley Mortgage Loan Trust,
Series 2006-08AR, Class 5A4
2.077%(cc)	06/25/36		38	39,805
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.356%(c)	01/23/23		505	505,090
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.456%(c)	04/23/23		480	479,963
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.456%(c)	04/23/23		935	934,929
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.715%(c)	12/11/21		9,430	$9,433,234
Series 2020-08, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 2.250%)
2.250%(c)	09/23/21		5,100	5,102,814
Series 2020-08, Class A2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.500%)
3.500%(c)	09/23/21		3,510	3,512,785
Series 2021-09, Class A1X, 144A
0.000%(cc)	11/15/21		4,600	4,587,810
New Residential Mortgage Loan Trust,
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		244	264,132
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.859%(c)	01/25/48		350	350,837
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		5,556	5,791,035
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		2,106	2,194,401
Newgate Funding PLC (United Kingdom),
Series 2006-01, Class MB
0.000%(cc)	12/01/50	EUR	446	504,528
Series 2007-01X, Class A3, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.230%(c)	12/01/50	GBP	2,641	3,503,608
Series 2007-03X, Class A2B, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.058%(c)	12/15/50	EUR	1,658	1,909,351
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.080%(c)	12/15/50	GBP	849	1,144,947
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.330%(c)	12/15/50	GBP	212	280,873
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.659%(c)	07/25/28		136	136,369
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.509%(c)	07/25/29		46	45,886
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.859%(c)	07/25/30		618	622,529
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.759%(c)	06/25/57		108	107,853

A32

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
3.924%(c)	12/25/22		3,786	$3,808,688
Radnor Re Ltd. (Bermuda),
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.309%(c)	06/25/29		42	41,934
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.559%(c)	02/25/30		200	195,105
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)
3.259%(c)	10/25/30		1,055	1,057,414
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.109%(c)	10/25/30		665	671,456
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)
4.709%(c)	10/25/30		520	529,847
Reperforming Loan REMIC Trust,
Series 2004-R02, Class 1AF2, 144A, 1 Month LIBOR + 0.420% (Cap 8.500%, Floor 0.420%)
0.535%(c)	11/25/34		740	677,150
Series 2006-R01, Class AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
0.458%(c)	01/25/36		886	860,674
Residential Accredit Loans Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		55	54,701
Series 2006-QO06, Class A1, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.469%(c)	06/25/46		505	169,549
Series 2006-QS06, Class 1A1
6.000%	06/25/36		548	522,962
Series 2007-QH08, Class A
1.272%(cc)	10/25/37		429	412,070
Series 2007-QO02, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.259%(c)	02/25/47		1,394	733,635
Series 2007-QS03, Class A3
6.250%	02/25/37		2,020	1,957,471
Residential Asset Securitization Trust,
Series 2005-A04, Class A1, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
0.559%(c)	04/25/35		187	116,117
Residential Mortgage Securities PLC (United Kingdom),
Series 32A, Class A, 144A, 3 Month SONIA + 1.250% (Cap N/A, Floor 0.000%)
1.299%(c)	06/20/70	GBP	4,210	5,861,328
RESIMAC Bastille Trust (Australia),
Series 2018-01NCA, Class A1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
0.953%(c)	12/05/59		218	218,596
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2019-01NCA, Class A1, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.033%(c)	09/05/57		901	$899,879
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.240%(c)	12/15/43	GBP	1,175	1,561,357
Series 2007-01X, Class M1B, 3 Month GBP LIBOR + 0.220% (Cap N/A, Floor 0.000%)
0.300%(c)	12/15/43	GBP	569	741,147
RFMSI Trust,
Series 2005-SA04, Class 1A21
3.216%(cc)	09/25/35		175	133,764
Series 2006-SA01, Class 2A1
4.661%(cc)	02/25/36		33	29,072
Ripon Mortgages PLC (United Kingdom),
Series 01X, Class A2, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.860%(c)	08/20/56	GBP	1,645	2,270,864
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS03X, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.230%(c)	06/12/44	GBP	1,708	2,263,687
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.400% (Cap 11.500%, Floor 0.400%)
0.511%(c)	07/20/36		45	44,477
Stanlington No. 1 PLC (United Kingdom),
Series 2017-01, Class A, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.080%(c)	06/12/46	GBP	1,080	1,490,070
Station Place Securitization Trust,
Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.607%(c)	05/20/21		3,590	3,590,916
Stratton Mortgage Funding PLC (United Kingdom),
Series 2019-01, Class A, 3 Month SONIA + 1.200% (Cap N/A, Floor 0.000%)
1.250%(c)	05/25/51	GBP	1,437	1,988,250
Series 2021-02A, Class A, 144A
0.000%(cc)	07/20/60	GBP	3,550	4,892,836
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A1
2.578%(cc)	02/25/34		51	51,465
Series 2004-18, Class 3A1
2.531%(cc)	12/25/34		1,527	1,566,141
Series 2005-01, Class 2A
2.618%(cc)	02/25/35		1,326	1,322,815
Series 2005-18, Class 6A1
2.990%(cc)	09/25/35		119	116,345
Structured Asset Mortgage Investments II Trust,
Series 2004-AR05, Class 1A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)
0.770%(c)	10/19/34		5	4,444

A33

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2005-AR05, Class A2, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.610%(c)	07/19/35		56	$54,595
Series 2006-AR03, Class 12A1, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.440%)
0.549%(c)	05/25/36		85	82,611
Series 2006-AR07, Class A10, 1 Month LIBOR + 0.400% (Cap 11.500%, Floor 0.400%)
0.309%(c)	08/25/36		144	404,295
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120% (Cap 10.500%, Floor 0.120%)
0.229%(c)	08/25/36		1,647	1,532,104
Series 2007-AR04, Class A3, 1 Month LIBOR + 0.220% (Cap 11.500%, Floor 0.220%)
0.329%(c)	09/25/47		292	264,937
Structured Asset Securities Corp.,
Series 2006-RF01, Class 1A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.389%(c)	01/25/36		420	388,964
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.399%(c)	10/25/36		882	786,465
TBW Mortgage-Backed Trust,
Series 2006-04, Class A6
6.470%	09/25/36		284	13,248
Thornburg Mortgage Securities Trust,
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
1.529%(c)	06/25/47		38	37,677
Towd Point Mortgage Funding (United Kingdom),
Series 2019-A13A, Class A1, 144A, 3 Month SONIA + 0.900% (Cap N/A, Floor 0.000%)
0.951%(c)	07/20/45	GBP	6,640	9,175,485
Series 2019-V2A, Class A, 144A, 3 Month SONIA + 1.200% (Cap N/A, Floor 0.000%)
1.250%(c)	02/20/54	GBP	1,389	1,922,718
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, 3 Month GBP LIBOR + 1.025% (Cap N/A, Floor 0.000%)
1.058%(c)	10/20/51	GBP	4,115	5,700,531
Trinity Square PLC (United Kingdom),
Series 2015-01A, Class A, 144A, 3 Month GBP LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.178%(c)	07/15/51	GBP	577	795,955
Wachovia Mortgage Loan Trust LLC Trust,
Series 2007-A, Class 3A1
2.819%(cc)	03/20/37		24	22,903
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
1.459%(c)	11/25/42		1	607
Series 2005-02, Class 1A3, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
0.559%(c)	04/25/35		414	329,150
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2005-AR10, Class 3A1
2.364%(cc)	08/25/35	1	$1,008
Series 2005-AR14, Class 1A2
2.896%(cc)	12/25/35	2,200	2,203,605
Series 2005-AR16, Class 1A3
2.742%(cc)	12/25/35	234	235,904
Series 2006-01, Class 2CB2
7.000%	02/25/36	1,104	920,310
Series 2006-AR02, Class 2A1
3.147%(cc)	03/25/36	126	126,345
Series 2006-AR05, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.940% (Cap N/A, Floor 0.940%)
1.199%(c)	07/25/46	30	20,960
Series 2006-AR05, Class A12A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.980% (Cap N/A, Floor 0.980%)
1.239%(c)	06/25/46	25	25,115
Series 2006-AR07, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.957%(c)	07/25/46	168	164,462
Series 2006-AR10, Class 1A2
3.015%(cc)	09/25/36	28	27,656
Series 2006-AR13, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.957%(c)	10/25/46	14	13,621
Series 2006-AR14, Class 1A3
2.633%(cc)	11/25/36	1,953	1,941,142
Series 2006-AR15, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.957%(c)	11/25/46	53	52,276
Series 2006-AR19, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.730% (Cap N/A, Floor 0.730%)
0.989%(c)	01/25/47	74	73,762
Series 2007-HY01, Class 3A3
3.180%(cc)	02/25/37	2,825	2,783,114
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.750% (Cap N/A, Floor 0.750%)
1.009%(c)	02/25/47	377	343,434
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
1.029%(c)	04/25/47	2,870	2,563,903

Total Residential Mortgage-Backed Securities (cost $224,586,327)			229,794,920
Sovereign Bonds — 5.1%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
3.125%	09/30/49	1,000	953,874
Sr. Unsec’d. Notes, 144A, MTN
3.125%	04/16/30	1,100	1,179,084
3.875%	04/16/50	1,000	1,087,454
Sr. Unsec’d. Notes, EMTN
3.125%	04/16/30	4,000	4,287,580
3.875%	04/16/50	5,000	5,437,271

A34

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29		1,000	$940,090
Argentina Bocon (Argentina),
Unsec’d. Notes, Series PR15, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
34.069%(c)	10/04/22	ARS	39	245
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30		9,129	3,053,619
0.125%(cc)	01/09/38		927	337,617
0.125%(cc)	07/09/41		8,000	2,746,532
1.000%	07/09/29		263	94,644
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
0.750%	11/21/27	AUD	7,800	6,862,926
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	4,700	3,774,448
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	2,600	1,568,920
Sr. Unsec’d. Notes, Series 22CI
1.250%	02/21/22	AUD	2,650	2,427,748
Sr. Unsec’d. Notes, Series 25CI
3.000%	09/20/25	AUD	3,120	3,551,689
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	400	622,380
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28		2,300	2,206,079
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465	454,816
Bonos del Tesoro Nacional en Pesos Badlar (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
36.054%(c)	04/03/22	ARS	9,899	64,803
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		767	830,174
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.500%	05/30/29		450	465,374
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26	CAD	1,888	1,955,143
China Government Bond (China),
Bonds, Series 1725
3.820%	11/02/27	CNH	200	31,814
Bonds, Series INBK
2.850%	06/04/27	CNH	200	29,909
3.280%	12/03/27	CNH	12,000	1,839,884
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		580	618,755
5.625%	02/26/44		2,000	2,273,386
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, Series I/L
0.100%	04/15/23	EUR	867	$1,054,384
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		5,000	5,486,144
5.950%	01/25/27		2,000	2,248,125
6.400%	06/05/49		2,000	2,101,785
Sr. Unsec’d. Notes, 144A
5.300%	01/21/41		200	196,939
5.875%	01/30/60		1,000	956,891
5.950%	01/25/27		100	112,406
6.000%	07/19/28		500	561,500
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/30(v)		916	539,987
0.500%(cc)	07/31/35		1,981	908,100
0.500%(cc)	07/31/40		748	328,319
6.608%(s)	07/31/30(v)		223	90,419
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	355	431,935
4.750%	04/16/26	EUR	1,139	1,377,718
Sr. Unsec’d. Notes, EMTN
5.625%	04/16/30	EUR	3,000	3,496,263
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		2,000	2,169,222
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
6.375%	01/18/27		1,300	1,289,676
European Union (Supranational Bank),
Sr. Unsec’d. Notes
0.300%	11/04/50	EUR	1,300	1,442,389
Sr. Unsec’d. Notes, EMTN
0.000%	06/02/28	EUR	2,600	3,115,340
0.200%	06/04/36	EUR	1,300	1,515,614
0.450%	05/02/46	EUR	900	1,048,408
French Republic Government Bond OAT (France),
Bonds
0.250%	07/25/24	EUR	8,720	11,018,945
Bonds, 144A
0.100%	03/01/26	EUR	5,986	7,700,004
0.500%	05/25/72	EUR	800	763,502
0.750%	05/25/52(v)	EUR	9,500	10,947,388
2.100%	07/25/23	EUR	3,893	4,964,674
Unsec’d. Notes, 144A
1.500%	05/25/50(v)	EUR	500	698,921
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.625%	05/16/29		3,000	2,949,483
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		390	377,689
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.500%	05/03/26		500	540,128
5.750%	06/06/22		4,000	4,201,214
6.125%	06/01/50		500	578,116

A35

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	330	$555,263
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.750%	06/05/35	EUR	800	1,003,100
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	340	385,772
1.450%	09/18/26	EUR	330	398,748
3.375%	07/30/25	EUR	1,625	2,121,720
Sr. Unsec’d. Notes, EMTN
2.875%	07/08/21	EUR	600	708,460
3.750%	06/14/28	EUR	875	1,218,475
4.750%	07/18/47		3,000	3,383,087
Israel Government Bond (Israel),
Bonds, Series 0122
5.500%	01/31/22	ILS	5,800	1,814,478
Bonds, Series 0327
2.000%	03/31/27	ILS	5,400	1,742,623
Israel Government Bond - FRN (Israel),
Bonds, Series 1121, MAKAM 5 DAY + 0.000%
0.050%(c)	11/30/21	ILS	41,700	12,472,904
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.875%	07/03/50		1,000	1,099,525
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, 144A
2.800%	03/01/67	EUR	800	1,172,778
Sr. Unsec’d. Notes
1.450%	11/15/24	EUR	1,300	1,614,217
Sr. Unsec’d. Notes, 144A
1.850%	07/01/25	EUR	5,600	7,102,089
2.350%	09/15/24(v)	EUR	8,205	10,914,235
Sr. Unsec’d. Notes, Series CPI, 144A
0.400%	05/15/30	EUR	10,840	13,893,466
Sr. Unsec’d. Notes, Series ICPI, 144A
1.400%	05/26/25	EUR	21,387	26,830,072
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	1,400	1,601,880
6.375%	03/03/28		400	433,057
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	1,700	1,945,139
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
5.850%	07/07/30		1,000	1,018,519
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A, MTN
6.500%	07/21/45		1,600	2,275,049
Sr. Unsec’d. Notes, EMTN
2.375%	11/09/28	EUR	1,500	1,952,478
Malaysia Government Bond (Malaysia),
Bonds, Series 0119
3.906%	07/15/26	MYR	4,000	1,017,409
Bonds, Series 0307
3.502%	05/31/27	MYR	2,300	571,795
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Malaysia Government Investment Issue (Malaysia),
Bonds, Series 0119
4.130%	07/09/29	MYR	3,400	$861,031
Bonds, Series 0419
3.655%	10/15/24	MYR	3,400	851,957
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	10,752	562,067
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, EMTN
3.750%	04/19/71		400	348,221
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		5,000	5,569,409
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
4.000%	12/15/50		1,000	888,947
New Zealand Government Bond (New Zealand),
Bonds
1.750%	05/15/41	NZD	600	359,068
Sr. Unsec’d. Notes
1.500%	05/15/31	NZD	1,700	1,152,238
New Zealand Government Inflation Linked Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,200	4,568,993
Sr. Unsec’d. Notes, Series 0935
2.500%	09/20/35	NZD	1,700	1,650,648
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
5.625%	06/27/22		1,000	1,033,583
7.625%	11/21/25		2,000	2,251,802
7.875%	02/16/32		1,000	1,029,128
8.747%	01/21/31		1,000	1,098,463
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		1,600	1,647,765
Northern Territory Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.000%	04/21/31	AUD	2,000	1,476,411
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
5.625%	01/17/28		6,000	6,210,271
Sr. Unsec’d. Notes, 144A
7.000%	01/25/51		1,000	990,638
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/01/56		3,000	3,293,874
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.950%	04/28/31(a)		1,700	1,916,703
5.400%	03/30/50		1,100	1,233,583
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
6.150%	08/12/32	PEN	7,300	2,119,849
Peruvian Government International Bond (Peru),
Bonds
8.200%	08/12/26	PEN	4,100	1,408,023
Sr. Unsec’d. Notes
2.780%	12/01/60		300	248,292

A36

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
5.940%	02/12/29	PEN	10,300	$3,118,261
5.940%	02/12/29	PEN	4,900	1,484,343
6.350%	08/12/28	PEN	6,100	1,899,647
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	27,100	8,204,357
6.150%	08/12/32	PEN	1,900	549,335
6.350%	08/12/28	PEN	3,900	1,214,528
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	03/01/41(a)		3,000	3,129,735
9.500%	02/02/30		1,000	1,554,221
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	301,254
Province of Ontario (Canada),
Unsec’d. Notes
3.450%	06/02/45	CAD	3,000	2,661,830
Province of Quebec (Canada),
Unsec’d. Notes
5.000%	12/01/41	CAD	200	216,591
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23(d)		295	108,096
9.950%	06/09/21(d)		1,300	489,137
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.375%	03/14/24		5,000	5,364,837
3.750%	04/16/30		6,000	6,704,886
3.875%	04/23/23		700	745,519
4.400%	04/16/50		6,600	7,670,033
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		4,000	4,336,112
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	202,475
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	3,340	5,943,497
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		3,725	4,533,169
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	1,000	1,259,715
4.850%	09/27/27		1,500	1,549,633
4.850%	09/30/29		200	201,288
5.750%	09/30/49		2,000	1,840,846
5.875%	09/16/25		4,900	5,408,039
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	2,000	2,712,945
Sr. Unsec’d. Notes, EMTN
4.625%	04/03/49	EUR	1,000	1,446,041
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	300	349,322
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	800	932,362
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Unsec’d. Notes, EMTN
2.124%	07/16/31	EUR	3,000	$3,593,283
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6218
8.500%	09/17/31	RUB	70,400	1,034,163
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
5.100%	03/28/35		5,000	5,770,608
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28		6,400	6,953,059
4.000%	04/17/25		4,000	4,402,335
4.500%	10/26/46		8,000	8,806,383
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	1,300	1,478,999
2.125%	12/01/30		1,070	988,242
3.125%	05/15/27	EUR	600	779,505
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.250%	10/31/30	EUR	3,600	4,610,424
1.450%	04/30/29(v)	EUR	2,000	2,599,462
1.450%	10/31/71	EUR	1,000	1,084,767
1.850%	07/30/35(v)	EUR	3,500	4,762,663
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	345,506
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60		2,400	2,574,683
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.625%	05/29/24		700	741,658
Sr. Unsec’d. Notes, 144A
0.750%	07/16/25		3,400	3,335,167
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
4.250%	12/20/32	AUD	1,500	1,381,034
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.750%	01/26/26		2,000	1,861,235
5.750%	05/11/47		3,000	2,431,335
6.000%	01/14/41		2,300	1,945,048
7.250%	12/23/23		3,000	3,090,278
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/30	EUR	1,000	1,074,646
7.375%	09/25/32		1,600	1,609,406
7.750%	09/01/21		150	152,779
7.750%	09/01/22		3,015	3,175,139
7.750%	09/01/23		7,000	7,542,990
8.994%	02/01/24		200	222,020
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	1,220	1,311,069
7.750%	09/01/22		855	900,413
8.994%	02/01/24		200	222,020
9.750%	11/01/28		200	232,960

A37

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	10/22/50	GBP	1,100	$1,234,578
1.750%	01/22/49	GBP	1,200	1,792,005
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
1.250%	11/22/27	GBP	3,537	6,358,512
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		400	490,142
5.100%	06/18/50(a)		2,000	2,479,383
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)		800	81,666

Total Sovereign Bonds (cost $431,418,799)				436,506,807
U.S. Government Agency Obligations — 2.1%
Federal Home Loan Mortgage Corp.
2.500%	02/01/51		895	921,973
6.250%	07/15/32		820	1,181,814
6.750%	09/15/29		100	140,751
6.750%	03/15/31		600	868,754
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.125%, Floor 1.625%)
2.000%(c)	03/01/35		4	4,118
Federal National Mortgage Assoc.
3.000%	TBA		22,800	23,752,969
3.000%	TBA		24,000	24,998,437
3.000%	10/01/49		2,299	2,446,959
3.500%	TBA		9,400	9,932,789
3.500%	10/01/34		452	484,940
3.500%	05/01/49		531	572,342
3.500%	02/01/50		955	1,017,037
3.500%	01/01/59		1,733	1,899,184
4.000%	TBA		102,300	109,756,710
4.000%	TBA		500	536,523
6.250%	05/15/29		555	749,898
6.625%	11/15/30		515	733,902
7.125%	01/15/30		765	1,101,653
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 10.189%, Floor 1.200%)
1.579%(c)	11/01/42		21	21,117
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 8.482%, Floor 1.200%)
1.579%(c)	03/01/44		20	20,121
Government National Mortgage Assoc.
4.000%	02/20/49		600	642,614

Total U.S. Government Agency Obligations (cost $181,131,026)				181,784,605
U.S. Treasury Obligations — 10.9%
U.S. Treasury Bonds
1.375%	11/15/40		3,100	2,639,359
1.625%	11/15/50		1,900	1,585,016
1.875%	02/15/41		7,900	7,358,109
2.500%	05/15/46(k)		620	632,497
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
3.000%	11/15/44(k)	657	$733,189
3.000%	05/15/45(k)	170	189,683
3.125%	02/15/43(k)	750	853,828
3.375%	11/15/48(k)	1,550	1,863,875
3.625%	02/15/44(h)	10,115	12,444,611
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/22(h)(k)	3,941	4,026,256
0.125%	04/15/22	45,263	46,510,741
0.125%	07/15/22	14,574	15,150,692
0.125%	01/15/23	7,565	7,933,298
0.125%	07/15/24	33,380	36,109,097
0.125%	10/15/24	13,050	14,125,196
0.125%	04/15/25	48,812	52,866,547
0.125%	10/15/25(h)(k)	1,714	1,867,925
0.125%	07/15/26	33,770	36,926,080
0.125%	01/15/30	37,750	40,883,538
0.125%	07/15/30(a)(h)(k)	35,709	38,792,149
0.125%	01/15/31	45,379	48,915,395
0.125%	02/15/51(h)	2,693	2,723,063
0.250%	07/15/29	7,261	7,997,112
0.250%	02/15/50	5,962	6,252,060
0.375%	07/15/23	32,218	34,480,073
0.375%	07/15/25	10,510	11,582,397
0.375%	01/15/27	16,926	18,677,205
0.375%	07/15/27	37,064	41,137,243
0.500%	04/15/24	37,442	40,601,954
0.500%	01/15/28(h)(k)	39,669	44,202,619
0.625%	07/15/21(k)	11,348	11,530,417
0.625%	04/15/23(h)(k)	5,697	6,059,419
0.625%	01/15/24	58,857	63,831,789
0.625%	01/15/26	13,475	14,992,069
0.625%	02/15/43	9,762	11,050,702
0.750%	07/15/28	25,781	29,413,686
0.750%	02/15/42	20,432	23,672,292
0.750%	02/15/45	8,509	9,875,566
0.875%	01/15/29	33,840	38,830,280
1.000%	02/15/46	17,332	21,292,712
1.375%	02/15/44	21,718	28,428,513
2.000%	01/15/26	6,020	7,115,229
2.125%	02/15/40	8,799	12,647,915
2.125%	02/15/41	28,202	40,902,790
2.500%	01/15/29(h)(k)	13,281	16,999,916
3.375%	04/15/32(h)	896	1,305,617
3.875%	04/15/29(h)(k)	7,622	10,702,305
U.S. Treasury Notes
1.125%	02/15/31	125	118,105
1.500%	02/15/30(k)	260	256,872
2.000%	02/15/25(k)	245	258,054
3.000%	09/30/25(k)	1,510	1,657,697
U.S. Treasury Strips Coupon
1.185%(s)	08/15/40(k)	3,795	2,373,654
2.027%(s)	05/15/39(k)	1,055	684,431
2.049%(s)	02/15/39(k)	685	447,096
2.056%(s)	11/15/38(k)	535	352,160
2.131%(s)	11/15/28(k)	495	437,398
2.392%(s)	11/15/43(k)	972	550,965
2.856%(s)	05/15/31(k)	40	32,787

A38

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
3.018%(s)	11/15/35(k)	100	$72,074

Total U.S. Treasury Obligations (cost $930,855,147)			935,953,317

Total Long-Term Investments (cost $6,550,046,281)			7,845,887,429

	Shares
Short-Term Investments — 17.7%
Affiliated Mutual Funds — 16.9%
PGIM Core Ultra Short Bond Fund(wd)	1,253,990,452	1,253,990,452
PGIM Institutional Money Market Fund (cost $203,430,218; includes $203,409,201 of cash collateral for securities on loan)(b)(wd)	203,526,841	203,425,078

Total Affiliated Mutual Funds (cost $1,457,420,670)		1,457,415,530

Interest Rate	Maturity Date	Principal Amount (000)#
Foreign Treasury Obligations(n) — 0.1%
Bank of Israel Bills - Makam, Series 0212
(0.031)%	02/02/22	ILS	17,300	5,175,873
Israel Treasury Bills
(0.016)%	11/30/21	ILS	8,800	2,632,814
Letras de la Nacion Argentina Con Ajuste por CER
(3.487)%	09/13/21	ARS	27,698	220,294
Letras Del Tesoro En Pesos A Descuento
37.727%	06/30/21	ARS	507	3,193

Total Foreign Treasury Obligations (cost $8,215,063)					8,032,174
U.S. Treasury Obligations(n) — 0.7%
U.S. Cash Management Bills
0.007%	07/06/21(h)		1,283	1,282,965
U.S. Treasury Bills
0.025%	06/17/21(k)		56,000	55,998,924

Total U.S. Treasury Obligations (cost $57,279,963)					57,281,889

Options Purchased*~ — 0.0%
(cost $1,000,478)	2,308,153

Total Short-Term Investments (cost $1,523,916,174)	1,525,037,746

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—108.8% (cost $8,073,962,455)	9,370,925,175

Value
Options Written*~ — (0.1)%
(premiums received $3,353,115)	$(3,541,927)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—108.7% (cost $8,070,609,340)	9,367,383,248

Liabilities in excess of other assets(z) — (8.7)%	(752,842,184)

Net Assets — 100.0%	$8,614,541,064

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CBOE	Chicago Board Options Exchange
CDOR	Canadian Dollar Offered Rate

A39

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CMBX	Commercial Mortgage-Backed Index
CMT	Constant Maturity Treasury
COOIS	Colombia Overnight Interbank Reference Rate
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EM	Emerging Markets
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GSCI	Goldman Sachs Commodity Index
HICP	Harmonised Index of Consumer Prices
iBoxx	Bond Market Indices
ICE	Intercontinental Exchange
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PP	Partly Paid
PRFC	Preference Shares
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,670,573 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $198,392,435; cash collateral of $203,409,201 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A40

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward Commitment Contracts
Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#			Value
Canadian Government Bond	2.750%	12/01/48	04/07/21	CAD	(4,000)	$(3,716,796)
Federal National Mortgage Assoc.	2.000%	TBA	04/14/21		(8,100)	(8,084,812)
Federal National Mortgage Assoc.	2.000%	TBA	05/13/21		(6,900)	(6,874,395)
Federal National Mortgage Assoc.	2.500%	TBA	05/13/21		(800)	(819,219)
Federal National Mortgage Assoc.	3.000%	TBA	06/14/21		(53,000)	(55,182,109)
Federal National Mortgage Assoc.	3.500%	TBA	04/14/21		(7,400)	(7,817,117)
Federal National Mortgage Assoc.	3.500%	TBA	04/19/21		(800)	(853,018)
Government National Mortgage Assoc.	2.500%	TBA	04/21/21		(2,900)	(2,992,211)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $86,073,556)						$(86,339,677)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2 Year Euro Schatz	Call	05/21/21	112.80		500	EUR	500	$2,932
2 Year Euro Schatz	Call	05/21/21	114.30		988	EUR	988	5,793
2 Year Euro Schatz	Call	05/21/21	114.50		336	EUR	336	1,970
5 Year Euro-Bobl	Call	05/21/21	139.50		10	EUR	10	59
10 Year U.S. Treasury Notes Futures	Call	05/21/21	$163.50		1		1	—
10 Year Euro-Bund Futures	Put	05/21/21	151.00		100	EUR	100	1,173
Total Exchange Traded (cost $13,340)								$11,927

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
France Government OAT Bond	Put	BNP Paribas S.A.	05/23/25	97.00		—	EUR	1,600	$213,439
(cost $121,129)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year 30 FVA Swaption, 06/16/23(fv)	Call/Put	Bank of America, N.A.	06/16/23	0.00	30 Year LIBOR(T)	30 Year LIBOR(T)		29	$(501)
1-Year 30 FVA Swaption, 06/16/23(fv)	Call/Put	Morgan Stanley Capital Services LLC	06/16/23	0.00	30 Year LIBOR(T)	30 Year LIBOR(T)		44	(780)
5-Year Interest Rate Swap, 08/26/26	Call	Morgan Stanley Capital Services LLC	08/24/21	0.70%	0.70%(S)	3 Month LIBOR(Q)		37,600	34,435
10-Year Interest Rate Swap, 01/27/32	Put	Goldman Sachs Bank USA	01/25/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	22,900	453,617
30-Year Interest Rate Swap, 11/04/52	Put	Morgan Stanley Capital Services LLC	11/02/22	0.19%	6 Month EURIBOR(S)	0.19%(A)	EUR	2,400	397,356
A41

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
30-Year Interest Rate Swap, 11/04/52	Put	BNP Paribas S.A.	11/02/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	2,500	$410,926
30-Year Interest Rate Swap, 11/08/52	Put	Barclays Bank PLC	11/04/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	1,610	264,219
30-Year Interest Rate Swap, 11/08/52	Put	BNP Paribas S.A.	11/04/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	3,190	523,515
Total OTC Swaptions (cost $866,009)									$2,082,787
Total Options Purchased (cost $1,000,478)									$2,308,153
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Year Euro Dollar Mid-Curve Futures	Call	04/16/21	$99.00		18		45	$(113)
Brent Crude Oil Futures	Call	04/27/21	$69.00		24		24	(13,920)
Brent Crude Oil Futures	Call	04/27/21	$70.00		12		12	(5,160)
Brent Crude Oil Futures	Call	04/27/21	$70.50		24		24	(8,880)
Brent Crude Oil Futures	Call	04/27/21	$71.00		24		24	(7,680)
Brent Crude Oil Futures	Call	04/27/21	$71.50		24		24	(6,480)
Brent Crude Oil Futures	Call	04/27/21	$72.00		24		24	(5,520)
Brent Crude Oil Futures	Call	05/25/21	$68.00		12		12	(17,520)
Brent Crude Oil Futures	Call	05/25/21	$69.00		12		12	(14,520)
Brent Crude Oil Futures	Call	05/25/21	$70.00		36		36	(35,640)
Natural Gas Futures	Call	04/26/21	18.00		2	EUR	1	(2,504)
Natural Gas Futures	Call	04/26/21	19.00		2	EUR	1	(1,567)
Natural Gas Futures	Call	05/26/21	18.00		2	EUR	1	(2,960)
Natural Gas Futures	Call	05/26/21	19.00		2	EUR	1	(2,091)
WTI Crude Oil Futures	Call	05/17/21	$67.00		12		12	(10,200)
WTI Crude Oil Futures	Call	05/17/21	$68.00		12		12	(8,400)
WTI Crude Oil Futures	Call	05/17/21	$70.00		24		24	(11,280)
WTI Crude Oil Futures	Call	05/17/21	$71.00		12		12	(4,680)
WTI Crude Oil Futures	Call	11/16/21	$40.00		1		1	(18,110)
3 Year Euro Dollar Mid-Curve Futures	Put	04/16/21	$98.50		18		45	(5,738)
Natural Gas Futures	Put	04/26/21	12.00		2	EUR	1	(2)
Natural Gas Futures	Put	04/26/21	13.00		2	EUR	1	(7)
Natural Gas Futures	Put	05/26/21	12.00		2	EUR	1	(14)
Natural Gas Futures	Put	05/26/21	13.00		2	EUR	1	(35)
Natural Gas Futures	Put	09/27/21	$2.50		6		60	(7,350)
Total Exchange Traded (premiums received $351,942)								$(190,371)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Bloomberg Commodity Index	Call	Goldman Sachs International	08/02/21	$93.96		—		5	$(407)
A42

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Bloomberg Commodity Index	Call	Goldman Sachs International	08/05/21	$95.34		—		9	$(754)
Bloomberg Commodity Index	Call	Goldman Sachs International	01/14/22	$90.00		—		11	(17,587)
Bloomberg Commodity Index	Call	JP Morgan Chase Bank, N.A.	01/18/22	$90.00		—		5	(9,093)
Bloomberg Commodity Index	Call	Morgan Stanley Capital Services LLC	03/02/22	$93.94		—		5	(4,991)
Bloomberg Commodity Index	Call	UBS AG Stamford	03/02/22	$102.60		—		4	(3,428)
Currency Option EUR vs CNH	Call	HSBC Bank USA, N.A.	04/28/21	7.95		—	EUR	3,882	(1,988)
Currency Option USD vs ILS	Call	HSBC Bank USA, N.A.	04/14/21	3.32		—		1,907	(19,147)
Currency Option USD vs ILS	Call	HSBC Bank USA, N.A.	05/06/21	3.33		—		1,691	(17,903)
Currency Option USD vs ILS	Call	JP Morgan Chase Bank, N.A.	05/18/21	3.34		—		980	(9,898)
Currency Option USD vs ILS	Call	JP Morgan Chase Bank, N.A.	06/30/21	3.42		—		1,382	(8,654)
FNMA TBA 2.00%	Call	JP Morgan Chase Bank, N.A.	05/06/21	$100.45		—		200	(916)
FNMA TBA 2.00%	Call	JP Morgan Chase Bank, N.A.	05/06/21	$101.39		—		200	(396)
FNMA TBA 2.00%	Call	JP Morgan Chase Bank, N.A.	05/06/21	$101.43		—		100	(192)
FNMA TBA 2.00%	Call	JP Morgan Chase Bank, N.A.	05/06/21	$101.44		—		400	(753)
FNMA TBA 2.00%	Call	JP Morgan Chase Bank, N.A.	05/06/21	$101.89		—		200	(233)
FNMA TBA 2.00%	Call	JP Morgan Chase Bank, N.A.	05/06/21	$101.91		—		100	(114)
FNMA TBA 2.00%	Call	JP Morgan Chase Bank, N.A.	06/07/21	$100.53		—		800	(4,818)
FNMA TBA 2.50%	Call	JP Morgan Chase Bank, N.A.	06/07/21	$103.39		—		100	(380)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JP Morgan Chase Bank, N.A.	05/16/24	4.00%		—		600	(1)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs Bank USA	06/22/35	3.00%		—	EUR	2,000	(3,825)
Margin Eurobob Gasoline vs Brent	Call	Goldman Sachs International	06/30/21	$8.00		3		3	(7,566)
Margin Eurobob Gasoline vs Brent	Call	Goldman Sachs International	09/30/21	$8.00		3		3	(7,327)
Margin Eurobob Gasoline vs Brent	Call	Goldman Sachs International	12/31/21	$4.00		3		3	(6,305)
S&P GSCI Energy	Call	Goldman Sachs International	06/14/21	$1.77		—		23,165	(96,922)
Bloomberg Commodity Index	Put	Goldman Sachs International	08/11/21	$74.14		—		10	(295)
Bloomberg Commodity Index	Put	Goldman Sachs International	08/25/21	$74.14		—		10	(185)
Currency Option EUR vs CNH	Put	HSBC Bank USA, N.A.	04/28/21	7.70		—	EUR	3,882	(21,120)
Currency Option USD vs ILS	Put	HSBC Bank USA, N.A.	04/14/21	3.20		—		1,907	(110)
Currency Option USD vs ILS	Put	HSBC Bank USA, N.A.	05/06/21	3.17		—		1,691	(311)
Currency Option USD vs ILS	Put	JP Morgan Chase Bank, N.A.	05/18/21	3.18		—		980	(404)
Currency Option USD vs ILS	Put	JP Morgan Chase Bank, N.A.	06/30/21	3.26		—		1,382	(6,305)
FNMA TBA 2.00%	Put	JP Morgan Chase Bank, N.A.	04/07/21	$99.88		—		200	(814)
A43

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
FNMA TBA 2.00%	Put	JP Morgan Chase Bank, N.A.	04/07/21	$100.08		—		200	$(1,047)
FNMA TBA 2.00%	Put	JP Morgan Chase Bank, N.A.	04/07/21	$101.48		—		200	(3,421)
FNMA TBA 2.00%	Put	JP Morgan Chase Bank, N.A.	04/07/21	$102.38		—		800	(20,752)
FNMA TBA 2.00%	Put	JP Morgan Chase Bank, N.A.	04/07/21	$102.38		—		600	(15,564)
FNMA TBA 2.00%	Put	JP Morgan Chase Bank, N.A.	05/06/21	$98.45		—		200	(790)
FNMA TBA 2.00%	Put	JP Morgan Chase Bank, N.A.	05/06/21	$99.39		—		200	(1,456)
FNMA TBA 2.00%	Put	JP Morgan Chase Bank, N.A.	05/06/21	$99.43		—		400	(2,991)
FNMA TBA 2.00%	Put	JP Morgan Chase Bank, N.A.	05/06/21	$99.89		—		200	(1,948)
FNMA TBA 2.00%	Put	JP Morgan Chase Bank, N.A.	05/06/21	$99.91		—		200	(1,973)
FNMA TBA 2.00%	Put	JP Morgan Chase Bank, N.A.	05/06/21	$100.75		—		800	(12,034)
FNMA TBA 2.00%	Put	JP Morgan Chase Bank, N.A.	06/07/21	$98.53		—		800	(5,768)
FNMA TBA 2.50%	Put	JP Morgan Chase Bank, N.A.	05/06/21	$101.79		—		400	(1,643)
FNMA TBA 2.50%	Put	JP Morgan Chase Bank, N.A.	06/07/21	$101.39		—		100	(607)
FNMA TBA 3.00%	Put	JP Morgan Chase Bank, N.A.	05/06/21	$103.98		—		200	(691)
FNMA TBA 3.00%	Put	JP Morgan Chase Bank, N.A.	06/07/21	$103.74		—		400	(1,788)
FNMA TBA 3.00%	Put	JP Morgan Chase Bank, N.A.	06/07/21	$103.88		—		400	(1,998)
FNMA TBA 3.00%	Put	JP Morgan Chase Bank, N.A.	06/07/21	$104.05		—		200	(1,143)
GNMA II TBA 2.00%	Put	JP Morgan Chase Bank, N.A.	05/13/21	$100.05		—		500	(5,265)
GNMA II TBA 2.50%	Put	JP Morgan Chase Bank, N.A.	04/14/21	$103.78		—		1,100	(8,993)
GNMA II TBA 2.50%	Put	JP Morgan Chase Bank, N.A.	04/14/21	$103.78		—		800	(6,540)
GNMA II TBA 2.50%	Put	JP Morgan Chase Bank, N.A.	04/14/21	$104.13		—		700	(7,662)
GNMA II TBA 2.50%	Put	JP Morgan Chase Bank, N.A.	04/14/21	$104.13		—		400	(4,378)
GNMA II TBA 2.50%	Put	JP Morgan Chase Bank, N.A.	04/14/21	$104.27		—		1,100	(13,382)
GNMA II TBA 2.50%	Put	JP Morgan Chase Bank, N.A.	04/14/21	$104.27		—		800	(9,732)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Morgan Stanley Capital Services LLC	10/07/22	0.00%		—		18,250	(1)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Morgan Stanley Capital Services LLC	10/08/22	0.00%		—		9,500	—
Margin Eurobob Gasoline vs Brent	Put	Goldman Sachs International	06/30/21	$4.50		3		3	(1)
Margin Eurobob Gasoline vs Brent	Put	Goldman Sachs International	09/30/21	$4.50		3		3	(93)
Margin Eurobob Gasoline vs Brent	Put	Goldman Sachs International	12/31/21	$1.00		3		3	(347)
Total OTC Traded (premiums received $475,269)									$(385,150)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/23	Call	Barclays Bank PLC	02/07/22	0.01%	1 Day SONIA(A)	0.01%(A)	GBP	9,100	$(7,221)
1-Year Interest Rate Swap, 02/07/23	Call	Goldman Sachs Bank USA	02/07/22	0.01%	1 Day SONIA(A)	0.01%(A)	GBP	9,200	(7,300)
A44

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/23	Call	NatWest Markets PLC	02/07/22	0.01%	1 Day SONIA(A)	0.01%(A)	GBP	47,800	$(37,930)
1-Year Interest Rate Swap, 11/21/23	Call	Goldman Sachs Bank USA	11/17/22	(0.53)%	3 Month EURIBOR(Q)	(0.53)%(A)	EUR	53,800	(60,742)
5-Year Interest Rate Swap, 04/19/26	Call	Morgan Stanley Capital Services LLC	04/15/21	0.82%	3 Month LIBOR(Q)	0.82%(S)		4,800	(172)
5-Year Interest Rate Swap, 04/21/26	Call	Goldman Sachs Bank USA	04/19/21	0.84%	3 Month LIBOR(Q)	0.84%(S)		2,700	(296)
5-Year Interest Rate Swap, 04/21/26	Call	Bank of America, N.A.	04/19/21	0.87%	3 Month LIBOR(Q)	0.87%(S)		7,700	(1,354)
5-Year Interest Rate Swap, 06/16/26	Call	Citibank, N.A.	06/14/21	0.75%	3 Month LIBOR(Q)	0.75%(S)		3,900	(1,985)
5-Year Interest Rate Swap, 08/26/26	Call	Morgan Stanley Capital Services LLC	08/24/21	0.55%	3 Month LIBOR(Q)	0.55%(S)		75,200	(33,113)
10-Year Interest Rate Swap, 04/14/31	Call	Citibank, N.A.	04/12/21	1.52%	3 Month LIBOR(Q)	1.52%(S)		2,000	(328)
10-Year Interest Rate Swap, 04/21/31	Call	Deutsche Bank AG	04/19/21	1.54%	3 Month LIBOR(Q)	1.54%(S)		4,000	(2,390)
10-Year Interest Rate Swap, 06/17/31	Call	Bank of America, N.A.	06/15/21	1.50%	3 Month LIBOR(Q)	1.50%(S)		2,400	(8,137)
CDX.NA.IG.35.V1, 12/20/25	Call	Bank of America, N.A.	04/21/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		1,500	(170)
CDX.NA.IG.35.V1, 12/20/25	Call	Bank of America, N.A.	04/21/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		1,600	(181)
A45

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.35.V1, 12/20/25	Call	BNP Paribas S.A.	04/21/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		2,500	$(283)
CDX.NA.IG.35.V1, 12/20/25	Call	BNP Paribas S.A.	04/21/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		1,300	(147)
CDX.NA.IG.35.V1, 12/20/25	Call	Deutsche Bank AG	04/21/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		900	(102)
CDX.NA.IG.35.V1, 12/20/25	Call	Deutsche Bank AG	04/21/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		700	(79)
CDX.NA.IG.35.V1, 12/20/25	Call	Goldman Sachs International	04/21/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		1,600	(181)
CDX.NA.IG.35.V1, 12/20/25	Call	Goldman Sachs International	04/21/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		1,500	(170)
CDX.NA.IG.35.V1, 12/20/25	Call	Credit Suisse International	06/16/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		1,800	(865)
CDX.NA.IG.35.V1, 12/20/25	Call	Credit Suisse International	06/16/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		1,000	(481)
iTraxx.EU.34.V1, 12/20/25	Call	BNP Paribas S.A.	04/21/21	0.38%	iTraxx.EU.34.V1(Q)	1.00%(Q)	EUR	2,000	(18)
iTraxx.EU.34.V1, 12/20/25	Call	BNP Paribas S.A.	04/21/21	0.38%	iTraxx.EU.34.V1(Q)	1.00%(Q)	EUR	1,600	(14)
iTraxx.EU.34.V1, 12/20/25	Call	BNP Paribas S.A.	05/19/21	0.40%	iTraxx.EU.34.V1(Q)	1.00%(Q)	EUR	2,700	(755)
iTraxx.EU.34.V1, 12/20/25	Call	Deutsche Bank AG	05/19/21	0.40%	iTraxx.EU.34.V1(Q)	1.00%(Q)	EUR	2,300	(643)
iTraxx.EU.34.V1, 12/20/25	Call	Goldman Sachs International	05/19/21	0.40%	iTraxx.EU.34.V1(Q)	1.00%(Q)	EUR	1,100	(308)
iTraxx.EU.34.V1, 12/20/25	Call	Barclays Bank PLC	07/21/21	0.40%	iTraxx.EU.34.V1(Q)	1.00%(Q)	EUR	4,200	(2,597)
iTraxx.EU.34.V1, 12/20/25	Call	Barclays Bank PLC	07/21/21	0.40%	iTraxx.EU.34.V1(Q)	1.00%(Q)	EUR	1,600	(989)
1-Year Interest Rate Swap, 02/07/23	Put	Barclays Bank PLC	02/07/22	0.01%	0.01%(A)	1 Day SONIA(A)	GBP	9,100	(23,928)
1-Year Interest Rate Swap, 02/07/23	Put	Goldman Sachs Bank USA	02/07/22	0.01%	0.01%(A)	1 Day SONIA(A)	GBP	9,200	(24,191)
1-Year Interest Rate Swap, 02/07/23	Put	NatWest Markets PLC	02/07/22	0.01%	0.01%(A)	1 Day SONIA(A)	GBP	47,800	(125,686)
3-Year Interest Rate Swap, 08/25/24	Put	Morgan Stanley Capital Services LLC	08/23/21	1.45%	1.45%(S)	3 Month LIBOR(Q)		26,600	(9,436)
A46

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 08/31/24	Put	Credit Suisse International	08/26/21	1.40%	1.40%(S)	3 Month LIBOR(Q)	32,400	$(13,665)
3-Year Interest Rate Swap, 09/17/24	Put	Bank of America, N.A.	09/15/21	1.88%	1.88%(S)	3 Month LIBOR(Q)	27,500	(5,549)
3-Year Interest Rate Swap, 12/23/24	Put	Deutsche Bank AG	12/21/21	2.02%	2.02%(S)	3 Month LIBOR(Q)	14,400	(8,416)
3-Year Interest Rate Swap, 12/23/24	Put	Morgan Stanley Capital Services LLC	12/21/21	2.02%	2.02%(S)	3 Month LIBOR(Q)	21,300	(12,449)
5-Year Interest Rate Swap, 04/19/26	Put	Morgan Stanley Capital Services LLC	04/15/21	1.12%	1.12%(S)	3 Month LIBOR(Q)	4,800	(7,525)
5-Year Interest Rate Swap, 04/21/26	Put	Goldman Sachs Bank USA	04/19/21	1.12%	1.12%(S)	3 Month LIBOR(Q)	2,700	(5,154)
5-Year Interest Rate Swap, 04/21/26	Put	Bank of America, N.A.	04/19/21	1.15%	1.15%(S)	3 Month LIBOR(Q)	8,300	(12,726)
5-Year Interest Rate Swap, 06/16/26	Put	Citibank, N.A.	06/14/21	1.20%	1.20%(S)	3 Month LIBOR(Q)	3,900	(18,611)
10-Year Interest Rate Swap, 04/14/31	Put	Citibank, N.A.	04/12/21	1.86%	1.86%(S)	3 Month LIBOR(Q)	2,000	(5,218)
10-Year Interest Rate Swap, 04/21/31	Put	Deutsche Bank AG	04/19/21	1.86%	1.86%(S)	3 Month LIBOR(Q)	4,000	(16,789)
10-Year Interest Rate Swap, 06/17/31	Put	Bank of America, N.A.	06/15/21	2.00%	2.00%(S)	3 Month LIBOR(Q)	2,400	(19,086)
A47

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 10/01/31	Put	Deutsche Bank AG	09/29/21	2.30%	2.30%(S)	3 Month LIBOR(Q)		8,280	$(98,936)
10-Year Interest Rate Swap, 10/01/31	Put	JP Morgan Chase Bank, N.A.	09/29/21	2.30%	2.30%(S)	3 Month LIBOR(Q)		100	(895)
10-Year Interest Rate Swap, 10/01/31	Put	Morgan Stanley Capital Services LLC	09/29/21	2.30%	2.30%(S)	3 Month LIBOR(Q)		10,220	(91,479)
10-Year Interest Rate Swap, 11/04/32	Put	BNP Paribas S.A.	11/02/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	7,500	(374,139)
10-Year Interest Rate Swap, 11/04/32	Put	Morgan Stanley Capital Services LLC	11/02/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	7,200	(359,173)
10-Year Interest Rate Swap, 11/08/32	Put	Barclays Bank PLC	11/04/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	4,810	(240,770)
10-Year Interest Rate Swap, 11/08/32	Put	BNP Paribas S.A.	11/04/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	9,590	(480,037)
25-Year Interest Rate Swap, 05/27/50	Put	BNP Paribas S.A.	05/23/25	0.45%	0.45%(A)	6 Month EURIBOR(S)	EUR	1,600	(247,672)
30-Year Interest Rate Swap, 01/27/52	Put	Goldman Sachs Bank USA	01/25/22	2.32%	2.32%(S)	3 Month LIBOR(Q)		4,500	(260,094)
30-Year Interest Rate Swap, 01/27/32	Put	Morgan Stanley Capital Services LLC	01/25/22	2.32%	2.32%(S)	3 Month LIBOR(Q)		5,000	(288,993)
CDX.NA.HY.35.V1, 12/20/25	Put	Citibank, N.A.	04/21/21	$100.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)		400	(119)
CDX.NA.HY.35.V1, 12/20/25	Put	Citibank, N.A.	04/21/21	$100.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)		300	(89)
CDX.NA.HY.35.V1, 12/20/25	Put	JP Morgan Chase Bank, N.A.	05/19/21	$103.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)		400	(713)
A48

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.35.V1, 12/20/25	Put	JP Morgan Chase Bank, N.A.	05/19/21	$103.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)	300	$(535)
CDX.NA.HY.35.V1, 12/20/25	Put	Credit Suisse International	06/16/21	$100.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)	300	(661)
CDX.NA.HY.35.V1, 12/20/25	Put	Credit Suisse International	06/16/21	$100.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)	300	(661)
CDX.NA.HY.35.V1, 12/20/25	Put	Goldman Sachs International	06/16/21	$102.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)	400	(1,196)
CDX.NA.HY.35.V1, 12/20/25	Put	Goldman Sachs International	06/16/21	$102.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)	400	(1,196)
CDX.NA.HY.35.V1, 12/20/25	Put	BNP Paribas S.A.	07/21/21	$100.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)	300	(1,175)
CDX.NA.HY.35.V1, 12/20/25	Put	BNP Paribas S.A.	07/21/21	$100.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)	300	(1,175)
CDX.NA.HY.36.V1, 06/20/26	Put	Bank of America, N.A.	06/16/21	$100.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	500	(1,475)
CDX.NA.HY.36.V1, 06/20/26	Put	Bank of America, N.A.	06/16/21	$100.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	500	(1,475)
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,600	(96)
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,200	(72)
CDX.NA.IG.35.V1, 12/20/25	Put	Credit Suisse International	04/21/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,600	(96)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	04/21/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	600	(36)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	04/21/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	600	(36)
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	0.85%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	2,800	(149)
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	0.85%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	2,500	(133)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	04/21/21	0.85%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	3,200	(170)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	04/21/21	0.85%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,500	(80)
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	0.95%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,100	(46)
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	1.00%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	400	(15)
CDX.NA.IG.35.V1, 12/20/25	Put	Deutsche Bank AG	04/21/21	1.00%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	600	(23)
CDX.NA.IG.35.V1, 12/20/25	Put	Deutsche Bank AG	05/19/21	0.75%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	2,100	(459)
CDX.NA.IG.35.V1, 12/20/25	Put	Deutsche Bank AG	05/19/21	0.75%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,900	(415)
A49

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	0.75%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	2,400	$(525)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	0.75%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	2,600	(568)
CDX.NA.IG.35.V1, 12/20/25	Put	JP Morgan Chase Bank, N.A.	05/19/21	0.75%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,400	(306)
CDX.NA.IG.35.V1, 12/20/25	Put	JP Morgan Chase Bank, N.A.	05/19/21	0.75%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,300	(284)
CDX.NA.IG.35.V1, 12/20/25	Put	Bank of America, N.A.	05/19/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	800	(143)
CDX.NA.IG.35.V1, 12/20/25	Put	Citibank, N.A.	05/19/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,400	(250)
CDX.NA.IG.35.V1, 12/20/25	Put	Citibank, N.A.	05/19/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,400	(250)
CDX.NA.IG.35.V1, 12/20/25	Put	Morgan Stanley Capital Services LLC	05/19/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,400	(250)
CDX.NA.IG.35.V1, 12/20/25	Put	Morgan Stanley Capital Services LLC	05/19/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,500	(268)
CDX.NA.IG.35.V1, 12/20/25	Put	Bank of America, N.A.	05/19/21	0.85%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,500	(225)
CDX.NA.IG.35.V1, 12/20/25	Put	Bank of America, N.A.	05/19/21	0.85%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,600	(240)
CDX.NA.IG.35.V1, 12/20/25	Put	Bank of America, N.A.	05/19/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,900	(246)
CDX.NA.IG.35.V1, 12/20/25	Put	Bank of America, N.A.	05/19/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	2,500	(324)
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	05/19/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,500	(194)
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	05/19/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,200	(155)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,300	(168)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,200	(155)
CDX.NA.IG.35.V1, 12/20/25	Put	JP Morgan Chase Bank, N.A.	05/19/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,600	(207)
CDX.NA.IG.35.V1, 12/20/25	Put	JP Morgan Chase Bank, N.A.	05/19/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,300	(168)
A50

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	0.95%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		1,500	$(170)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	0.95%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		1,200	(136)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	1.05%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		1,200	(108)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	1.05%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		1,000	(90)
CDX.NA.IG.35.V1, 12/20/25	Put	Bank of America, N.A.	06/16/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		2,500	(930)
CDX.NA.IG.35.V1, 12/20/25	Put	Bank of America, N.A.	06/16/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		1,700	(632)
CDX.NA.IG.35.V1, 12/20/25	Put	Credit Suisse International	06/16/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		1,800	(669)
CDX.NA.IG.35.V1, 12/20/25	Put	Credit Suisse International	06/16/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		1,000	(372)
CDX.NA.IG.35.V1, 12/20/25	Put	Bank of America, N.A.	06/16/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		1,500	(395)
CDX.NA.IG.35.V1, 12/20/25	Put	Credit Suisse International	06/16/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		1,500	(395)
CDX.NA.IG.35.V1, 12/20/25	Put	Credit Suisse International	06/16/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		400	(105)
CDX.NA.IG.35.V1, 12/20/25	Put	Deutsche Bank AG	06/16/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		900	(237)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	06/16/21	0.85%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		1,600	(821)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	06/16/21	0.85%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		1,400	(718)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	07/21/21	0.90%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		2,200	(1,749)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	07/21/21	0.90%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		800	(636)
CDX.NA.IG.36.V1, 06/20/26	Put	JP Morgan Chase Bank, N.A.	07/21/21	0.90%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		200	(159)
iTraxx.EU.34.V1, 12/20/25	Put	Bank of America, N.A.	04/21/21	0.75%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,900	(154)
iTraxx.EU.34.V1, 12/20/25	Put	Barclays Bank PLC	04/21/21	0.75%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	3,900	(315)
iTraxx.EU.34.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	0.75%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	2,000	(162)
iTraxx.EU.34.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	0.75%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,600	(129)
iTraxx.EU.34.V1, 12/20/25	Put	Deutsche Bank AG	04/21/21	0.75%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	3,900	(315)
A51

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.EU.34.V1, 12/20/25	Put	Morgan Stanley Capital Services LLC	04/21/21	0.75%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	5,600	$(453)
iTraxx.EU.34.V1, 12/20/25	Put	Bank of America, N.A.	04/21/21	0.80%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,900	(139)
iTraxx.EU.34.V1, 12/20/25	Put	Barclays Bank PLC	04/21/21	0.80%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,800	(132)
iTraxx.EU.34.V1, 12/20/25	Put	Barclays Bank PLC	04/21/21	0.80%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	600	(44)
iTraxx.EU.34.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	0.80%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	4,900	(360)
iTraxx.EU.34.V1, 12/20/25	Put	Barclays Bank PLC	05/19/21	0.70%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	5,600	(1,603)
iTraxx.EU.34.V1, 12/20/25	Put	BNP Paribas S.A.	05/19/21	0.70%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	2,700	(773)
iTraxx.EU.34.V1, 12/20/25	Put	Deutsche Bank AG	05/19/21	0.70%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	2,300	(658)
iTraxx.EU.34.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	0.70%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,100	(315)
iTraxx.EU.34.V1, 12/20/25	Put	Barclays Bank PLC	05/19/21	0.75%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	2,400	(576)
iTraxx.EU.34.V1, 12/20/25	Put	BNP Paribas S.A.	05/19/21	0.75%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	4,400	(1,056)
iTraxx.EU.34.V1, 12/20/25	Put	Deutsche Bank AG	05/19/21	0.75%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,800	(432)
iTraxx.EU.34.V1, 12/20/25	Put	Barclays Bank PLC	05/19/21	0.80%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	2,900	(601)
iTraxx.EU.34.V1, 12/20/25	Put	BNP Paribas S.A.	05/19/21	0.80%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,000	(207)
iTraxx.EU.34.V1, 12/20/25	Put	Deutsche Bank AG	05/19/21	0.80%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,700	(352)
iTraxx.EU.34.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	0.80%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,700	(352)
iTraxx.EU.34.V1, 12/20/25	Put	Bank of America, N.A.	06/16/21	0.80%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,100	(452)
iTraxx.EU.34.V1, 12/20/25	Put	Barclays Bank PLC	06/16/21	0.80%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	4,000	(1,644)
iTraxx.EU.34.V1, 12/20/25	Put	Barclays Bank PLC	06/16/21	0.80%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,200	(493)
iTraxx.EU.34.V1, 12/20/25	Put	Goldman Sachs International	06/16/21	0.80%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	2,200	(904)
iTraxx.EU.34.V1, 12/20/25	Put	Goldman Sachs International	06/16/21	0.80%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,200	(493)
iTraxx.EU.34.V1, 12/20/25	Put	Barclays Bank PLC	06/16/21	0.85%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	2,300	(827)
iTraxx.EU.34.V1, 12/20/25	Put	Barclays Bank PLC	06/16/21	0.85%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,500	(539)
iTraxx.EU.34.V1, 12/20/25	Put	Deutsche Bank AG	06/16/21	0.85%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	800	(288)
A52

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.EU.34.V1, 12/20/25	Put	Goldman Sachs International	06/16/21	0.85%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	800	$(288)
iTraxx.EU.34.V1, 12/20/25	Put	Barclays Bank PLC	07/21/21	0.75%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	4,200	(3,493)
iTraxx.EU.34.V1, 12/20/25	Put	Barclays Bank PLC	07/21/21	0.75%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,600	(1,331)
iTraxx.EU.34.V1, 12/20/25	Put	Goldman Sachs International	07/21/21	0.75%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	500	(416)
iTraxx.EU.34.V1, 12/20/25	Put	Goldman Sachs International	07/21/21	0.75%	1.00%(Q)	iTraxx.EU.34.V1(Q)	EUR	1,200	(998)
Total OTC Swaptions (premiums received $2,525,904)									$(2,966,406)
Total Options Written (premiums received $3,353,115)									$(3,541,927)
(fv)	Forward Volatility Agreement on a 1 year-30 year straddle swaption effective 6/16/2020. The strike price will be determined based on the swaption rate as of 6/16/2023.

Financial Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
22	90 Day Euro Dollar	Mar. 2022	$5,487,075	$(2,784)
463	2 Year U.S. Treasury Notes	Jun. 2021	102,196,398	(101,643)
200	3 Year Australian Treasury Bonds	Jun. 2021	17,780,061	1,618
47	5 Year Euro-Bobl	Jun. 2021	7,445,191	2,292
4,401	5 Year U.S. Treasury Notes	Jun. 2021	543,076,534	(5,372,470)
134	10 Year Euro-Bund	Jun. 2021	26,915,247	161,705
98	10 Year Japanese Bonds	Jun. 2021	133,788,033	248,568
1,116	10 Year U.S. Treasury Notes	Jun. 2021	146,126,249	(3,107,318)
231	10 Year U.S. Ultra Treasury Notes	Jun. 2021	33,191,812	(1,074,259)
358	20 Year U.S. Treasury Bonds	Jun. 2021	55,344,562	(2,141,997)
219	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	39,686,906	(2,377,547)
264	Euro-BTP Italian Government Bond	Jun. 2021	46,225,301	261,238
25	Euro-OAT	Jun. 2021	4,747,969	(5,458)
2,685	Mini MSCI EAFE Index	Jun. 2021	294,276,000	(1,349,374)
484	Russell 2000 E-Mini Index	Jun. 2021	53,784,500	(3,064,644)
2,724	S&P 500 E-Mini Index	Jun. 2021	540,359,880	4,695,655
				(13,226,418)
Short Positions:
9	90 Day Euro Dollar	Jun. 2024	2,215,012	(66)
1,687	2 Year U.S. Treasury Notes	Jun. 2021	372,365,711	318,753
36	3 Year Australian Treasury Bonds	Jun. 2021	3,200,411	(1,205)
131	5 Year Euro-Bobl	Jun. 2021	20,751,489	(43,124)
56	10 Year Australian Treasury Bonds	Jun. 2021	5,874,666	17,066
31	10 Year Canadian Government Bonds	Jun. 2021	3,423,148	(15,859)
315	10 Year Euro-Bund	Jun. 2021	63,270,918	25,506
54	10 Year U.K. Gilt	Jun. 2021	9,498,361	127,129
31	10 Year U.S. Treasury Notes	Jun. 2021	4,059,062	35,821
196	10 Year U.S. Ultra Treasury Notes	Jun. 2021	28,162,750	841,328
222	20 Year U.S. Treasury Bonds	Jun. 2021	34,319,812	1,383,713
107	30 Year Euro Buxl	Jun. 2021	25,853,673	7,878
A53

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Financial Futures contracts outstanding at March 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
31	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	$5,617,781	$217,250
1,975	Euro Schatz Index	Jun. 2021	259,632,849	(18,848)
70	Euro-BTP Italian Government Bond	Jun. 2021	12,256,709	36,485
5	Euro-OAT	Jun. 2021	949,594	1,988
46	Short Euro-BTP	Jun. 2021	6,104,326	(9,504)
				2,924,311
				$(10,302,107)

Commodity Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
1	Brent 1st Line vs. Dubai 1st Line	Jan. 2022	$1,830	$667
1	Brent 1st Line vs. Dubai 1st Line	Feb. 2022	1,780	617
1	Brent 1st Line vs. Dubai 1st Line	Mar. 2022	1,760	597
1	Brent 1st Line vs. Dubai 1st Line	Apr. 2022	1,700	537
1	Brent 1st Line vs. Dubai 1st Line	May 2022	1,680	517
1	Brent 1st Line vs. Dubai 1st Line	Jun. 2022	1,670	507
1	Brent 1st Line vs. Dubai 1st Line	Jul. 2022	1,640	477
1	Brent 1st Line vs. Dubai 1st Line	Aug. 2022	1,620	457
1	Brent 1st Line vs. Dubai 1st Line	Sep. 2022	1,600	437
1	Brent 1st Line vs. Dubai 1st Line	Oct. 2022	1,570	407
1	Brent 1st Line vs. Dubai 1st Line	Nov. 2022	1,550	387
1	Brent 1st Line vs. Dubai 1st Line	Dec. 2022	1,560	397
2	Brent 1st Line vs. Dubai 1st Line	Jan. 2023	3,160	779
2	Brent 1st Line vs. Dubai 1st Line	Feb. 2023	3,140	759
2	Brent 1st Line vs. Dubai 1st Line	Mar. 2023	3,200	819
2	Brent 1st Line vs. Dubai 1st Line	Apr. 2023	3,260	879
2	Brent 1st Line vs. Dubai 1st Line	May 2023	3,200	819
2	Brent 1st Line vs. Dubai 1st Line	Jun. 2023	3,100	719
2	Brent 1st Line vs. Dubai 1st Line	Jul. 2023	2,980	599
2	Brent 1st Line vs. Dubai 1st Line	Aug. 2023	2,880	499
2	Brent 1st Line vs. Dubai 1st Line	Sep. 2023	2,780	399
2	Brent 1st Line vs. Dubai 1st Line	Oct. 2023	2,720	339
2	Brent 1st Line vs. Dubai 1st Line	Nov. 2023	2,740	359
2	Brent 1st Line vs. Dubai 1st Line	Dec. 2023	2,780	399
24	Brent Crude	Jun. 2021	1,505,760	(86,653)
6	Brent Crude	Nov. 2021	363,780	(8,168)
78	Brent Crude	Dec. 2021	4,697,160	(79,360)
46	Brent Crude	Mar. 2022	2,723,200	589,646
8	Brent Crude	Dec. 2023	442,960	(12,246)
9	Brent Crude	Dec. 2024	487,620	33,736
158	California Carbon Allowance Vintage	Dec. 2021	2,923,000	70,973
3	Chicago Ethanol (Platts) Swap	May 2021	240,975	17,844
3	Chicago Ethanol (Platts) Swap	Jun. 2021	237,195	31,179
2	Chicago Ethanol (Platts) Swap	Jul. 2021	155,400	15,266
29	Cocoa	Jul. 2021	691,650	(34,968)
1	Coffee ’C’	Sep. 2021	47,738	(3,567)
21	Copper	Jul. 2021	2,100,262	(28,557)
24	Corn	Dec. 2021	573,000	30,790
10	Cotton No. 2	Dec. 2021	400,500	(25,669)
2	Dated Brent vs. Brent 1st Line	Apr. 2021	1,540	(1)
A54

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Commodity Futures contracts outstanding at March 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
23	Gasoline RBOB	Sep. 2021	$1,820,330	$115,800
55	Hard Red Winter Wheat	May 2021	1,583,313	(95,579)
13	Hard Red Winter Wheat	Sep. 2021	382,525	(38,469)
2	Henry Hub LD1 Fixed Price	Oct. 2021	13,775	(300)
2	Henry Hub LD1 Fixed Price	Nov. 2021	14,150	473
2	Henry Hub LD1 Fixed Price	Dec. 2021	14,805	1,128
8	Henry Hub LD1 Fixed Price	Jan. 2022	60,980	8,929
7	Henry Hub LD1 Fixed Price	Feb. 2022	52,360	6,798
8	Henry Hub LD1 Fixed Price	Mar. 2022	56,360	4,309
8	Henry Hub LD1 Fixed Price	Apr. 2022	49,660	(1,620)
8	Henry Hub LD1 Fixed Price	May 2022	48,840	(2,440)
8	Henry Hub LD1 Fixed Price	Jun. 2022	49,460	(1,820)
8	Henry Hub LD1 Fixed Price	Jul. 2022	50,160	(1,120)
8	Henry Hub LD1 Fixed Price	Aug. 2022	50,280	(1,000)
8	Henry Hub LD1 Fixed Price	Sep. 2022	49,960	(1,320)
8	Henry Hub LD1 Fixed Price	Oct. 2022	50,460	(820)
8	Henry Hub LD1 Fixed Price	Nov. 2022	51,820	(231)
8	Henry Hub LD1 Fixed Price	Dec. 2022	55,180	3,129
23	ICE ECX EMISSION	Dec. 2021	1,147,663	175,103
2	ICE Endex Dutch TTF Natural Gas	May 2021	33,144	668
2	ICE Endex Dutch TTF Natural Gas	Apr. 2022	30,180	781
2	ICE Endex Dutch TTF Natural Gas	May 2022	29,255	(1,124)
2	ICE Endex Dutch TTF Natural Gas	Jun. 2022	27,399	(2,000)
2	ICE Endex Dutch TTF Natural Gas	Jul. 2022	28,956	(1,423)
2	ICE Endex Dutch TTF Natural Gas	Aug. 2022	29,115	(1,264)
2	ICE Endex Dutch TTF Natural Gas	Sep. 2022	28,458	(941)
6	Lean Hogs	Oct. 2021	203,880	5,612
7	Live Cattle	Jun. 2021	344,120	9,168
2	Live Cattle	Oct. 2021	100,180	219
28	LME Lead	May 2021	1,376,025	(48,849)
5	LME Lead	Jul. 2021	247,094	(7,756)
24	LME Nickel	May 2021	2,310,696	(249,633)
13	LME Nickel	Jul. 2021	1,253,694	(47,682)
31	LME PRI Aluminum	May 2021	1,705,194	81,236
22	LME Zinc	May 2021	1,546,738	(8,511)
36	Low Sulphur Gas Oil	Jun. 2021	1,835,100	44,266
42	Low Sulphur Gas Oil	Dec. 2021	2,156,700	465,083
12	Natural Gas	Sep. 2021	328,800	(24,376)
6	Natural Gas	Jan. 2022	182,940	(8,692)
11	No. 2 Soft Red Winter Wheat	Sep. 2021	339,488	(18,284)
12	NY Harbor ULSD	Sep. 2021	898,834	(22,379)
3	NY Harbor ULSD	Dec. 2021	225,729	(8,682)
19	Platinum	Jul. 2021	1,131,925	(31,333)
119	SGX Iron Ore 62%	Jul. 2021	1,756,559	5,598
1	Silver	Jul. 2021	122,860	(5,567)
42	Soybean	Jul. 2021	2,998,275	62,635
12	Soybean	Nov. 2021	753,750	17,172
109	Soybean Meal	Jul. 2021	4,630,320	186,911
15	Soybean Meal	Dec. 2021	596,250	36,478
3	Soybean Oil	Jul. 2021	91,368	1,414
18	Soybean Oil	Dec. 2021	497,232	35,227
23	Sugar #11 (World)	Oct. 2021	380,733	(20,242)
1	White Sugar	May 2021	21,000	(480)
14	White Sugar	Aug. 2021	291,900	(17,566)
24	WTI Crude	Oct. 2021	1,386,240	161,729
28	WTI Crude	Nov. 2021	1,604,120	71,137
A55

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Commodity Futures contracts outstanding at March 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
116	WTI Crude	Jun. 2022	$6,347,520	$408,917
39	WTI Crude	Jun. 2023	2,020,980	(93,985)
1	WTI Houston (Argus) vs. WTI Trade Month	May 2021	1,100	(1,402)
1	WTI Houston (Argus) vs. WTI Trade Month	Jun. 2021	1,230	(1,272)
1	WTI Houston (Argus) vs. WTI Trade Month	Jul. 2021	1,300	(1,202)
1	WTI Houston (Argus) vs. WTI Trade Month	Aug. 2021	1,300	(1,202)
1	WTI Houston (Argus) vs. WTI Trade Month	Sep. 2021	1,300	(1,202)
1	WTI Houston (Argus) vs. WTI Trade Month	Oct. 2021	1,300	(1,202)
1	WTI Houston (Argus) vs. WTI Trade Month	Nov. 2021	1,330	(1,172)
1	WTI Houston (Argus) vs. WTI Trade Month	Dec. 2021	1,350	(1,152)
8	WTI Light Sweet Crude Oil	Jun. 2021	473,440	131,335
12	WTI Light Sweet Crude Oil	Dec. 2021	682,200	(712)
50	WTI Light Sweet Crude Oil	Dec. 2022	2,656,000	167,313
				1,956,179
Short Positions:
15	Brent Crude	Sep. 2021	922,350	20,627
60	Brent Crude	Jun. 2022	3,505,200	195,340
82	Brent Crude	Dec. 2022	4,687,120	14,971
47	Brent Crude	Jun. 2023	2,644,220	(222,296)
2	California Carbon Allowance Current Auction Clearing Price	Nov. 2021	—	(11)
22	Coffee ’C’	Jul. 2021	1,034,550	52,327
5	Corn	May 2021	141,063	(5,281)
185	Corn	Jul. 2021	5,064,375	(151,056)
5	Corn	Sep. 2021	124,000	(410)
8	Gasoline RBOB	Dec. 2021	569,453	11,417
30	Gold 100 OZ	Jun. 2021	5,146,800	21,102
42	Hard Red Winter Wheat	Jul. 2021	1,221,675	51,545
18	ICE Endex Dutch TTF Natural Gas	Jun. 2021	287,793	(20,611)
2	ICE Endex Dutch TTF Natural Gas	Jul. 2021	32,956	(1,039)
2	ICE Endex Dutch TTF Natural Gas	Aug. 2021	32,985	(1,069)
2	ICE Endex Dutch TTF Natural Gas	Sep. 2021	32,090	(1,203)
8	ICE Endex Dutch TTF Natural Gas	Oct. 2021	135,592	(10,502)
8	ICE Endex Dutch TTF Natural Gas	Nov. 2021	135,588	(14,696)
8	ICE Endex Dutch TTF Natural Gas	Dec. 2021	142,237	(17,315)
8	ICE Endex Dutch TTF Natural Gas	Jan. 2022	143,598	(15,694)
8	ICE Endex Dutch TTF Natural Gas	Feb. 2022	130,010	(14,485)
8	ICE Endex Dutch TTF Natural Gas	Mar. 2022	139,912	(12,181)
4	ICE Endex Dutch TTF Natural Gas	Oct. 2022	61,565	(6,212)
4	ICE Endex Dutch TTF Natural Gas	Nov. 2022	62,100	(8,604)
4	ICE Endex Dutch TTF Natural Gas	Dec. 2022	65,321	(10,043)
5	ICE Natural Gas	Jun. 2021	96,902	(2,704)
39	Lean Hogs	Jun. 2021	1,642,680	(221,031)
28	LME Lead	May 2021	1,376,025	(9,761)
12	LME Lead	Jul. 2021	593,025	(5,934)
24	LME Nickel	May 2021	2,310,696	85,101
31	LME PRI Aluminum	May 2021	1,705,194	(152,235)
17	LME PRI Aluminum	Jul. 2021	941,694	(3,588)
22	LME Zinc	May 2021	1,546,738	(58,799)
5	LME Zinc	Jul. 2021	352,719	(1,788)
11	Low Sulphur Gas Oil	Sep. 2021	565,400	10,503
19	Low Sulphur Gas Oil	Mar. 2022	975,175	(236,748)
16	Natural Gas	Jul. 2021	437,120	13,757
6	Natural Gas	Oct. 2021	165,300	10,828
32	No. 2 Soft Red Winter Wheat	May 2021	988,800	47,037
60	No. 2 Soft Red Winter Wheat	Jul. 2021	1,847,250	28,945
3	NY Harbor ULSD	Jun. 2021	223,373	11,806
A56

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Commodity Futures contracts outstanding at March 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1	Sugar #11 (World)	May 2021	$16,542	$1,510
43	Sugar #11 (World)	Jul. 2021	711,323	33,534
8	WTI Crude	Jun. 2021	473,440	31,418
14	WTI Crude	Jul. 2021	826,420	(31,208)
11	WTI Crude	Sep. 2021	640,640	28,708
96	WTI Crude	Dec. 2021	5,457,600	(62,490)
12	WTI Crude	Feb. 2022	672,240	(74,167)
22	WTI Crude	Mar. 2022	1,224,300	(87,903)
10	WTI Crude	Dec. 2022	531,200	(1,662)
7	WTI Crude	Dec. 2023	355,880	9,352
9	WTI Crude	Dec. 2024	444,690	(27,568)
1	WTI Midland (Argus) vs. WTI Financial	May 2021	540	758
1	WTI Midland (Argus) vs. WTI Financial	Jun. 2021	650	648
1	WTI Midland (Argus) vs. WTI Financial	Jul. 2021	780	518
1	WTI Midland (Argus) vs. WTI Financial	Aug. 2021	780	518
1	WTI Midland (Argus) vs. WTI Financial	Sep. 2021	780	518
1	WTI Midland (Argus) vs. WTI Financial	Oct. 2021	800	498
1	WTI Midland (Argus) vs. WTI Financial	Nov. 2021	800	498
1	WTI Midland (Argus) vs. WTI Financial	Dec. 2021	800	498
				(806,012)
				$1,150,167
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/07/21	Goldman Sachs Bank USA	AUD	12,094	$9,224,994	$9,186,402	$—	$(38,592)
Expiring 04/07/21	Goldman Sachs Bank USA	AUD	7,934	6,052,129	6,026,811	—	(25,318)
Expiring 04/07/21	HSBC Bank USA, N.A.	AUD	1,715	1,341,381	1,302,697	—	(38,684)
Brazilian Real,
Expiring 04/05/21	Deutsche Bank AG	BRL	19,165	3,461,174	3,403,737	—	(57,437)
British Pound,
Expiring 04/06/21	Morgan Stanley & Co. International PLC	GBP	11,997	16,446,147	16,538,829	92,682	—
Expiring 04/06/21	Morgan Stanley & Co. International PLC	GBP	1,744	2,420,357	2,404,664	—	(15,693)
Expiring 04/07/21	HSBC Bank USA, N.A.	GBP	1,881	2,623,199	2,593,203	—	(29,996)
Expiring 04/07/21	Standard Chartered Bank, London	GBP	34,625	47,635,094	47,734,536	99,442	—
Expiring 04/07/21	Standard Chartered Bank, London	GBP	16,780	23,085,219	23,133,411	48,192	—
Canadian Dollar,
Expiring 04/07/21	BNP Paribas S.A.	CAD	225	178,926	179,044	118	—
Expiring 04/07/21	Citibank, N.A.	CAD	4,682	3,714,548	3,725,720	11,172	—
Expiring 04/07/21	Citibank, N.A.	CAD	2,292	1,818,399	1,823,868	5,469	—
Expiring 04/07/21	HSBC Bank USA, N.A.	CAD	2,991	2,361,677	2,380,099	18,422	—
Expiring 04/20/21	Citibank, N.A.	CAD	578	454,377	459,619	5,242	—
Chinese Renminbi,
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	CNH	9,030	1,379,042	1,367,518	—	(11,524)
Danish Krone,
Expiring 04/09/21	Citibank, N.A.	DKK	94,532	14,969,672	14,904,843	—	(64,829)
Expiring 04/09/21	Citibank, N.A.	DKK	81,644	12,928,766	12,872,775	—	(55,991)
Expiring 04/09/21	HSBC Bank USA, N.A.	DKK	5,780	937,342	911,331	—	(26,011)
Expiring 04/09/21	JPMorgan Chase Bank, N.A.	DKK	105,390	16,690,888	16,616,820	—	(74,068)
Expiring 04/09/21	JPMorgan Chase Bank, N.A.	DKK	91,022	14,415,318	14,351,348	—	(63,970)
Expiring 04/09/21	JPMorgan Chase Bank, N.A.	DKK	3,675	599,939	579,435	—	(20,504)
A57

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Danish Krone (cont’d.),
Expiring 04/09/21	NatWest Markets Plc	DKK	3,240	$526,987	$510,849	$—	$(16,138)
Euro,
Expiring 04/06/21	Barclays Bank PLC	EUR	540	654,841	633,338	—	(21,503)
Expiring 04/06/21	Citibank, N.A.	EUR	39,152	46,239,047	45,919,787	—	(319,260)
Expiring 04/06/21	The Toronto-Dominion Bank	EUR	13,862	16,540,157	16,257,985	—	(282,172)
Expiring 04/07/21	HSBC Bank USA, N.A.	EUR	1,300	1,568,282	1,524,731	—	(43,551)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	8,427	9,888,108	9,883,776	—	(4,332)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	230	271,007	269,760	—	(1,247)
Expiring 05/05/21	UBS AG Stamford	EUR	2,118	2,495,560	2,485,241	—	(10,319)
Expiring 06/28/21	Morgan Stanley & Co. International PLC	EUR	59	75,432	69,321	—	(6,111)
Expiring 07/01/21	BNP Paribas S.A.	EUR	111	129,791	130,425	634	—
Expiring 07/01/21	Goldman Sachs Bank USA	EUR	58	69,078	68,068	—	(1,010)
Expiring 07/01/21	Goldman Sachs Bank USA	EUR	53	63,186	62,276	—	(910)
Expiring 07/01/22	BNP Paribas S.A.	EUR	254	306,648	300,976	—	(5,672)
Expiring 07/01/22	Goldman Sachs Bank USA	EUR	113	138,224	134,004	—	(4,220)
Expiring 07/01/22	Goldman Sachs Bank USA	EUR	85	103,833	100,800	—	(3,033)
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	EUR	127	150,534	150,606	72	—
Indonesian Rupiah,
Expiring 06/16/21	Standard Chartered Bank, London	IDR	38,158,010	2,621,463	2,591,388	—	(30,075)
Japanese Yen,
Expiring 04/07/21	HSBC Bank USA, N.A.	JPY	149,700	1,400,318	1,352,102	—	(48,216)
Expiring 04/07/21	Morgan Stanley & Co. International PLC	JPY	69,907	633,721	631,406	—	(2,315)
Expiring 04/07/21	Morgan Stanley & Co. International PLC	JPY	62,038	563,303	560,329	—	(2,974)
Mexican Peso,
Expiring 05/04/21	Barclays Bank PLC	MXN	309	15,143	15,059	—	(84)
Expiring 09/03/21	HSBC Bank USA, N.A.	MXN	50,745	2,413,050	2,439,572	26,522	—
Expiring 10/05/21	HSBC Bank USA, N.A.	MXN	309	14,675	14,797	122	—
New Taiwanese Dollar,
Expiring 04/14/21	Goldman Sachs Bank USA	TWD	24,513	872,726	862,522	—	(10,204)
Expiring 04/14/21	Standard Chartered Bank, London	TWD	73,317	2,596,484	2,579,739	—	(16,745)
Expiring 06/16/21	BNP Paribas S.A.	TWD	17,656	635,000	625,270	—	(9,730)
Expiring 06/16/21	BNP Paribas S.A.	TWD	28	1,000	986	—	(14)
Expiring 06/16/21	Citibank, N.A.	TWD	53,183	1,911,000	1,883,478	—	(27,522)
Expiring 06/16/21	Citibank, N.A.	TWD	14,346	517,000	508,066	—	(8,934)
Expiring 06/16/21	HSBC Bank USA, N.A.	TWD	28	1,000	985	—	(15)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TWD	3,392	122,000	120,113	—	(1,887)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TWD	28	1,000	985	—	(15)
Expiring 06/16/21	Standard Chartered Bank, London	TWD	111,468	4,001,000	3,947,628	—	(53,372)
Expiring 06/16/21	Standard Chartered Bank, London	TWD	277	10,000	9,821	—	(179)
New Zealand Dollar,
Expiring 04/07/21	HSBC Bank USA, N.A.	NZD	4,128	2,996,745	2,882,995	—	(113,750)
Expiring 04/07/21	Morgan Stanley & Co. International PLC	NZD	5,275	3,682,885	3,683,761	876	—
Expiring 04/07/21	UBS AG Stamford	NZD	3,727	2,615,186	2,603,236	—	(11,950)
Norwegian Krone,
Expiring 04/07/21	Goldman Sachs Bank USA	NOK	41,355	4,945,432	4,835,117	—	(110,315)
Expiring 05/04/21	Morgan Stanley & Co. International PLC	NOK	41,355	4,818,929	4,835,124	16,195	—
Peruvian Nuevo Sol,
Expiring 04/06/21	Citibank, N.A.	PEN	3,944	1,083,000	1,053,636	—	(29,364)
Expiring 04/06/21	HSBC Bank USA, N.A.	PEN	3,944	1,050,241	1,053,636	3,395	—
Expiring 04/20/21	Citibank, N.A.	PEN	12,760	3,432,945	3,408,643	—	(24,302)
Expiring 04/20/21	Citibank, N.A.	PEN	2,362	635,377	630,879	—	(4,498)
Expiring 12/09/21	HSBC Bank USA, N.A.	PEN	3,944	1,066,424	1,052,267	—	(14,157)
Polish Zloty,
Expiring 04/19/21	HSBC Bank USA, N.A.	PLN	45	11,997	11,357	—	(640)
A58

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble,
Expiring 04/22/21	BNP Paribas S.A.	RUB	245,964	$3,340,830	$3,245,263	$—	$(95,567)
Expiring 05/21/21	UBS AG Stamford	RUB	166,975	2,237,307	2,195,945	—	(41,362)
Expiring 06/22/21	Citibank, N.A.	RUB	27,726	372,007	363,129	—	(8,878)
Expiring 06/22/21	Citibank, N.A.	RUB	11,619	155,409	152,176	—	(3,233)
Expiring 06/22/21	Citibank, N.A.	RUB	11,317	151,804	148,217	—	(3,587)
Expiring 06/22/21	HSBC Bank USA, N.A.	RUB	12,268	164,894	160,678	—	(4,216)
Expiring 06/22/21	UBS AG Stamford	RUB	12,527	167,385	164,067	—	(3,318)
Expiring 06/22/21	UBS AG Stamford	RUB	12,526	167,670	164,060	—	(3,610)
South African Rand,
Expiring 05/14/21	HSBC Bank USA, N.A.	ZAR	7,208	481,821	485,421	3,600	—
Expiring 05/14/21	UBS AG Stamford	ZAR	8,851	584,812	596,064	11,252	—
Expiring 05/14/21	UBS AG Stamford	ZAR	8,787	581,608	591,807	10,199	—
Expiring 06/15/21	Goldman Sachs Bank USA	ZAR	3,882	257,441	260,361	2,920	—
Expiring 06/15/21	HSBC Bank USA, N.A.	ZAR	14,767	956,961	990,414	33,453	—
Expiring 06/15/21	JPMorgan Chase Bank, N.A.	ZAR	6,393	418,314	428,769	10,455	—
South Korean Won,
Expiring 06/16/21	BNP Paribas S.A.	KRW	10,205,859	9,077,846	9,050,470	—	(27,376)
Swedish Krona,
Expiring 04/07/21	Standard Chartered Bank, London	SEK	39,986	4,858,232	4,578,801	—	(279,431)
				$330,602,688	$328,769,192	400,434	(2,233,930)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/07/21	BNP Paribas S.A.	AUD	4,121	$3,263,802	$3,130,303	$133,499	$—
Expiring 04/07/21	Citibank, N.A.	AUD	4,715	3,651,966	3,581,467	70,499	—
Expiring 04/07/21	Citibank, N.A.	AUD	3,305	2,559,862	2,510,445	49,417	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	891	683,517	676,794	6,723	—
Expiring 04/07/21	Morgan Stanley & Co. International PLC	AUD	5,492	4,350,679	4,171,557	179,122	—
Expiring 04/07/21	Morgan Stanley & Co. International PLC	AUD	3,219	2,550,345	2,445,344	105,001	—
Expiring 05/04/21	Goldman Sachs Bank USA	AUD	12,094	9,226,058	9,187,615	38,443	—
Expiring 05/04/21	Goldman Sachs Bank USA	AUD	7,934	6,052,828	6,027,607	25,221	—
Brazilian Real,
Expiring 04/05/21	Citibank, N.A.	BRL	3,381	613,000	600,421	12,579	—
Expiring 04/05/21	Goldman Sachs Bank USA	BRL	903	165,000	160,337	4,663	—
Expiring 04/05/21	HSBC Bank USA, N.A.	BRL	3,136	569,000	556,955	12,045	—
Expiring 04/05/21	HSBC Bank USA, N.A.	BRL	2,066	378,000	367,011	10,989	—
Expiring 04/05/21	Standard Chartered Bank, London	BRL	9,679	1,794,695	1,719,013	75,682	—
Expiring 05/04/21	Deutsche Bank AG	BRL	19,165	3,456,788	3,397,737	59,051	—
British Pound,
Expiring 04/06/21	Barclays Bank PLC	GBP	8,939	12,538,048	12,323,624	214,424	—
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	GBP	4,802	6,764,546	6,619,867	144,679	—
Expiring 04/07/21	Citibank, N.A.	GBP	32,691	46,278,498	45,068,265	1,210,233	—
Expiring 04/07/21	Citibank, N.A.	GBP	16,780	23,754,620	23,133,411	621,209	—
Expiring 04/07/21	HSBC Bank USA, N.A.	GBP	3,243	4,503,082	4,470,897	32,185	—
Expiring 04/07/21	HSBC Bank USA, N.A.	GBP	572	787,546	788,576	—	(1,030)
Expiring 05/05/21	Morgan Stanley & Co. International PLC	GBP	11,997	16,447,369	16,540,412	—	(93,043)
Expiring 05/05/21	Standard Chartered Bank, London	GBP	34,625	47,639,768	47,738,959	—	(99,191)
Expiring 05/05/21	Standard Chartered Bank, London	GBP	16,780	23,087,485	23,135,555	—	(48,070)
Canadian Dollar,
Expiring 04/07/21	BNP Paribas S.A.	CAD	1,382	1,099,505	1,099,732	—	(227)
Expiring 04/07/21	HSBC Bank USA, N.A.	CAD	3,297	2,606,029	2,623,601	—	(17,572)
A59

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/07/21	HSBC Bank USA, N.A.	CAD	2,426	$1,941,489	$1,930,498	$10,991	$—
Expiring 04/07/21	HSBC Bank USA, N.A.	CAD	2,292	1,809,751	1,823,868	—	(14,117)
Expiring 04/07/21	HSBC Bank USA, N.A.	CAD	793	636,349	631,033	5,316	—
Expiring 05/04/21	Citibank, N.A.	CAD	4,682	3,714,669	3,725,868	—	(11,199)
Expiring 05/04/21	Citibank, N.A.	CAD	2,292	1,818,458	1,823,940	—	(5,482)
Chinese Renminbi,
Expiring 06/16/21	BNP Paribas S.A.	CNH	24,433	3,739,621	3,700,140	39,481	—
Expiring 06/16/21	Goldman Sachs Bank USA	CNH	178,090	27,028,033	26,970,306	57,727	—
Expiring 06/16/21	Goldman Sachs Bank USA	CNH	4,813	732,499	728,889	3,610	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	CNH	2,310	354,538	349,802	4,736	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CNH	230,149	35,039,866	34,854,121	185,745	—
Danish Krone,
Expiring 04/09/21	Citibank, N.A.	DKK	50,312	8,233,986	7,932,717	301,269	—
Expiring 04/09/21	Citibank, N.A.	DKK	34,904	5,712,328	5,503,323	209,005	—
Expiring 04/09/21	HSBC Bank USA, N.A.	DKK	19,490	3,182,484	3,072,981	109,503	—
Expiring 04/09/21	HSBC Bank USA, N.A.	DKK	19,480	3,178,328	3,071,404	106,924	—
Expiring 04/09/21	Morgan Stanley & Co. International PLC	DKK	96,530	15,763,114	15,219,897	543,217	—
Expiring 04/09/21	Morgan Stanley & Co. International PLC	DKK	66,968	10,935,660	10,558,803	376,857	—
Expiring 04/09/21	Morgan Stanley & Co. International PLC	DKK	2,840	455,662	447,782	7,880	—
Expiring 04/09/21	UBS AG Stamford	DKK	57,155	9,363,821	9,011,551	352,270	—
Expiring 04/09/21	UBS AG Stamford	DKK	37,604	6,160,711	5,928,943	231,768	—
Expiring 07/01/21	Citibank, N.A.	DKK	94,532	14,991,912	14,927,645	64,267	—
Expiring 07/01/21	Citibank, N.A.	DKK	81,644	12,947,973	12,892,468	55,505	—
Expiring 07/01/21	JPMorgan Chase Bank, N.A.	DKK	105,390	16,716,303	16,642,241	74,062	—
Expiring 07/01/21	JPMorgan Chase Bank, N.A.	DKK	91,022	14,437,268	14,373,303	63,965	—
Euro,
Expiring 04/06/21	Bank of America, N.A.	EUR	307	370,142	360,212	9,930	—
Expiring 04/06/21	Barclays Bank PLC	EUR	52,203	63,459,709	61,226,486	2,233,223	—
Expiring 04/06/21	Morgan Stanley & Co. International PLC	EUR	1,044	1,246,188	1,224,407	21,781	—
Expiring 04/06/21	Standard Chartered Bank, London	EUR	78,624	95,511,293	92,213,364	3,297,929	—
Expiring 04/06/21	Standard Chartered Bank, London	EUR	49,625	60,284,028	58,202,468	2,081,560	—
Expiring 04/07/21	BNP Paribas S.A.	EUR	2,252	2,683,546	2,641,303	42,243	—
Expiring 04/07/21	BNP Paribas S.A.	EUR	1,445	1,704,472	1,694,798	9,674	—
Expiring 04/07/21	HSBC Bank USA, N.A.	EUR	3,502	4,143,877	4,107,390	36,487	—
Expiring 04/07/21	HSBC Bank USA, N.A.	EUR	3,480	4,112,920	4,081,588	31,332	—
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	EUR	8,427	9,893,692	9,889,354	4,338	—
Expiring 05/04/21	Standard Chartered Bank, London	EUR	78,624	92,459,250	92,267,312	191,938	—
Expiring 05/04/21	Standard Chartered Bank, London	EUR	49,625	58,357,665	58,236,519	121,146	—
Expiring 05/05/21	Citibank, N.A.	EUR	39,152	46,266,961	45,947,647	319,314	—
Expiring 07/01/21	Goldman Sachs Bank USA	EUR	56	66,835	65,979	856	—
Expiring 07/01/21	JPMorgan Chase Bank, N.A.	EUR	135	152,652	158,267	—	(5,615)
Expiring 07/01/21	Morgan Stanley & Co. International PLC	EUR	113	134,473	132,553	1,920	—
Expiring 07/01/21	Morgan Stanley & Co. International PLC	EUR	50	59,817	58,751	1,066	—
Expiring 07/01/22	Goldman Sachs Bank USA	EUR	282	349,578	334,418	15,160	—
Expiring 07/01/22	HSBC Bank USA, N.A.	EUR	22	27,327	26,089	1,238	—
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	EUR	211	243,474	250,352	—	(6,878)
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	EUR	131	157,512	155,647	1,865	—
Expiring 11/01/22	Goldman Sachs Bank USA	EUR	252	311,166	299,851	11,315	—
Expiring 12/01/22	Goldman Sachs Bank USA	EUR	132	164,360	157,194	7,166	—
Israeli Shekel,
Expiring 05/13/21	HSBC Bank USA, N.A.	ILS	2,097	645,585	627,674	17,911	—
Expiring 05/13/21	HSBC Bank USA, N.A.	ILS	1,859	571,619	556,399	15,220	—
Expiring 05/13/21	HSBC Bank USA, N.A.	ILS	1,385	422,636	414,340	8,296	—
Expiring 11/30/21	Citibank, N.A.	ILS	15,304	4,702,792	4,598,328	104,464	—
Expiring 11/30/21	Citibank, N.A.	ILS	9,302	2,874,005	2,794,923	79,082	—
A60

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 11/30/21	Citibank, N.A.	ILS	8,801	$2,698,330	$2,644,472	$53,858	$—
Expiring 11/30/21	Citibank, N.A.	ILS	7,302	2,228,520	2,194,083	34,437	—
Expiring 11/30/21	Citibank, N.A.	ILS	6,102	1,863,744	1,833,320	30,424	—
Expiring 11/30/21	Citibank, N.A.	ILS	3,701	1,120,077	1,112,125	7,952	—
Expiring 01/31/22	HSBC Bank USA, N.A.	ILS	6,121	1,896,026	1,841,568	54,458	—
Expiring 02/02/22	Citibank, N.A.	ILS	8,803	2,722,662	2,648,340	74,322	—
Expiring 02/02/22	Citibank, N.A.	ILS	8,503	2,627,001	2,558,056	68,945	—
Japanese Yen,
Expiring 04/07/21	Morgan Stanley & Co. International PLC	JPY	281,645	2,654,815	2,543,838	110,977	—
Expiring 05/07/21	Morgan Stanley & Co. International PLC	JPY	69,907	633,911	631,596	2,315	—
Expiring 05/07/21	Morgan Stanley & Co. International PLC	JPY	62,038	563,466	560,498	2,968	—
Malaysian Ringgit,
Expiring 06/23/21	Deutsche Bank AG	MYR	14,133	3,473,620	3,407,938	65,682	—
Mexican Peso,
Expiring 04/14/21	Morgan Stanley & Co. International PLC	MXN	768	36,720	37,517	—	(797)
Expiring 05/04/21	HSBC Bank USA, N.A.	MXN	309	14,940	15,060	—	(120)
Expiring 08/05/21	Barclays Bank PLC	MXN	9,972	481,153	481,022	131	—
New Taiwanese Dollar,
Expiring 04/14/21	BNP Paribas S.A.	TWD	97,830	3,551,000	3,442,262	108,738	—
Expiring 06/16/21	Standard Chartered Bank, London	TWD	200,587	7,296,451	7,103,768	192,683	—
New Zealand Dollar,
Expiring 04/07/21	BNP Paribas S.A.	NZD	9,002	6,700,971	6,286,997	413,974	—
Expiring 05/04/21	Morgan Stanley & Co. International PLC	NZD	5,275	3,682,727	3,683,509	—	(782)
Expiring 05/04/21	UBS AG Stamford	NZD	3,727	2,615,056	2,603,058	11,998	—
Peruvian Nuevo Sol,
Expiring 04/06/21	Citibank, N.A.	PEN	3,944	1,050,241	1,053,636	—	(3,395)
Expiring 04/06/21	HSBC Bank USA, N.A.	PEN	3,944	1,068,044	1,053,636	14,408	—
Expiring 04/20/21	Citibank, N.A.	PEN	12,760	3,512,126	3,408,643	103,483	—
Expiring 04/20/21	Citibank, N.A.	PEN	2,362	650,032	630,879	19,153	—
Expiring 04/29/21	HSBC Bank USA, N.A.	PEN	31,220	8,497,987	8,339,764	158,223	—
Expiring 05/10/21	HSBC Bank USA, N.A.	PEN	9,805	2,665,455	2,619,011	46,444	—
Expiring 05/10/21	HSBC Bank USA, N.A.	PEN	6,375	1,732,867	1,702,673	30,194	—
Expiring 07/08/21	Citibank, N.A.	PEN	4,117	1,134,229	1,099,258	34,971	—
Expiring 09/07/21	Goldman Sachs Bank USA	PEN	11,280	3,066,889	3,010,938	55,951	—
Expiring 12/09/21	Citibank, N.A.	PEN	6,655	1,810,551	1,775,546	35,005	—
Expiring 12/09/21	Citibank, N.A.	PEN	1,206	328,001	321,660	6,341	—
Expiring 03/25/22	Citibank, N.A.	PEN	12,760	3,425,664	3,400,015	25,649	—
Expiring 03/25/22	Citibank, N.A.	PEN	2,362	634,030	629,283	4,747	—
Romanian Leu,
Expiring 06/18/21	HSBC Bank USA, N.A.	RON	25	6,117	5,861	256	—
Russian Ruble,
Expiring 04/22/21	UBS AG Stamford	RUB	157,980	2,133,592	2,084,397	49,195	—
Expiring 05/21/21	Goldman Sachs Bank USA	RUB	16,021	215,046	210,700	4,346	—
Expiring 05/21/21	HSBC Bank USA, N.A.	RUB	29,998	399,841	394,514	5,327	—
Expiring 05/21/21	HSBC Bank USA, N.A.	RUB	16,474	220,766	216,653	4,113	—
Expiring 05/21/21	UBS AG Stamford	RUB	16,498	220,936	216,972	3,964	—
South African Rand,
Expiring 05/14/21	NatWest Markets Plc	ZAR	24,846	1,612,497	1,673,292	—	(60,795)
Expiring 06/15/21	HSBC Bank USA, N.A.	ZAR	7,208	479,869	483,417	—	(3,548)
Expiring 06/15/21	UBS AG Stamford	ZAR	8,851	582,462	593,605	—	(11,143)
Expiring 06/15/21	UBS AG Stamford	ZAR	8,787	579,268	589,365	—	(10,097)
Expiring 06/17/21	Barclays Bank PLC	ZAR	2,647	173,442	177,467	—	(4,025)
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	6,806	445,304	456,343	—	(11,039)
South Korean Won,
Expiring 06/16/21	BNP Paribas S.A.	KRW	1,127	1,000	999	1	—
A61

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/16/21	Citibank, N.A.	KRW	1,032,820	$914,000	$915,896	$—	$(1,896)
Expiring 06/16/21	Standard Chartered Bank, London	KRW	1,079,091	958,000	956,929	1,071	—
Expiring 06/16/21	Standard Chartered Bank, London	KRW	507,060	450,000	449,657	343	—
Expiring 06/16/21	Standard Chartered Bank, London	KRW	2,253	2,000	1,998	2	—
Swedish Krona,
Expiring 04/07/21	HSBC Bank USA, N.A.	SEK	37,695	4,399,084	4,316,446	82,638	—
Expiring 04/07/21	HSBC Bank USA, N.A.	SEK	1,075	124,640	123,098	1,542	—
Swiss Franc,
Expiring 04/07/21	Barclays Bank PLC	CHF	265	290,116	280,432	9,684	—
Expiring 04/07/21	Citibank, N.A.	CHF	238	262,902	251,860	11,042	—
Thai Baht,
Expiring 06/16/21	HSBC Bank USA, N.A.	THB	1,632	53,308	52,225	1,083	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	2,107	68,322	67,403	919	—
				$966,124,251	$950,114,139	16,420,173	(410,061)
						$16,820,607	$(2,643,991)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Emirate of Abu Dhabi	12/20/25	1.000%(Q)	1,200	0.449%	$31,301	$(2,669)	$33,970	Morgan Stanley & Co. International PLC
Federal Republic of Brazil	12/20/25	1.000%(Q)	7,200	2.100%	(352,920)	(16,014)	(336,906)	Morgan Stanley & Co. International PLC
Government of Malaysia	12/20/25	1.000%(Q)	1,800	0.408%	50,347	(4,004)	54,351	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia	12/20/25	1.000%(Q)	1,200	0.634%	20,868	(2,669)	23,537	Morgan Stanley & Co. International PLC
People’s Republic of China	12/20/25	1.000%(Q)	7,200	0.305%	236,634	(16,014)	252,648	Morgan Stanley & Co. International PLC
Republic of Argentina	12/20/25	1.000%(Q)	3,000	17.404%	(1,517,507)	(6,673)	(1,510,834)	Morgan Stanley & Co. International PLC
Republic of Chile	12/20/25	1.000%(Q)	1,200	0.529%	26,773	(2,669)	29,442	Morgan Stanley & Co. International PLC
Republic of Colombia	12/20/25	1.000%(Q)	3,000	1.230%	(30,741)	(6,673)	(24,068)	Morgan Stanley & Co. International PLC
Republic of Indonesia	12/20/25	1.000%(Q)	4,800	0.803%	45,290	(10,676)	55,966	Morgan Stanley & Co. International PLC
Republic of Panama	12/20/25	1.000%(Q)	1,200	0.745%	14,587	(2,669)	17,256	Morgan Stanley & Co. International PLC
Republic of Peru	12/20/25	1.000%(Q)	1,200	0.755%	14,055	(2,669)	16,724	Morgan Stanley & Co. International PLC
Republic of Philippines	12/20/25	1.000%(Q)	1,200	0.411%	33,393	(2,669)	36,062	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/25	1.000%(Q)	5,400	2.179%	(283,947)	(12,011)	(271,936)	Morgan Stanley & Co. International PLC
Republic of Turkey	12/20/25	1.000%(Q)	7,200	4.743%	(1,097,844)	(16,014)	(1,081,830)	Morgan Stanley & Co. International PLC
A62

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Credit default swap agreements outstanding at March 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Ukraine	12/20/25	1.000%(Q)	1,200	4.294%	$(164,633)	$(2,669)	$(161,964)	Morgan Stanley & Co. International PLC
Russian Federation	12/20/25	1.000%(Q)	3,600	1.025%	(2,956)	(8,007)	5,051	Morgan Stanley & Co. International PLC
State of Qatar	12/20/25	1.000%(Q)	1,200	0.449%	31,307	(2,669)	33,976	Morgan Stanley & Co. International PLC
United Mexican States	12/20/25	1.000%(Q)	7,200	1.033%	(8,654)	(16,014)	7,360	Morgan Stanley & Co. International PLC
					$(2,954,647)	$(133,452)	$(2,821,195)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.34.V1	12/20/25	1.000%(Q)	60,000	$2,900,377	$74,140	$2,826,237	Morgan Stanley & Co. International PLC
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2021(4)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
British Telecommunications PLC	12/20/27	1.000%(Q)	EUR	2,000	0.980%	$(7,882)	$3,709	$11,591
Enbridge, Inc.	12/20/22	1.000%(Q)		2,600	0.502%	3,130	23,145	20,015
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)		600	1.311%	45,051	27,883	(17,168)
General Electric Co.	12/20/23	1.000%(Q)		1,800	0.465%	(51,252)	26,752	78,004
General Electric Co.	12/20/23	1.000%(Q)		300	0.465%	(10,629)	4,459	15,088
Rolls-Royce PLC	12/20/24	1.000%(Q)	EUR	1,000	2.407%	(2,949)	(58,716)	(55,767)
Tesco PLC	06/20/25	1.000%(Q)	EUR	1,700	0.566%	(41,506)	37,487	78,993
						$(66,037)	$64,719	$130,756

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	4,300	$(52,347)	$(66,748)	$14,401	BNP Paribas S.A.
Japan Govt.	06/20/22	(1.000)%(Q)	3,800	(46,259)	(57,779)	11,520	Citibank, N.A.
Japan Govt.	06/20/22	(1.000)%(Q)	3,800	(46,260)	(57,597)	11,337	Goldman Sachs International
Japan Govt.	06/20/22	(1.000)%(Q)	700	(8,522)	(10,495)	1,973	Bank of America, N.A.
People’s Republic of China	06/20/23	(1.000)%(Q)	4,900	(98,970)	(55,089)	(43,881)	Goldman Sachs International
South Korea Govt.	06/20/23	(1.000)%(Q)	6,800	(136,646)	(95,902)	(40,744)	BNP Paribas S.A.
South Korea Govt.	06/20/23	(1.000)%(Q)	1,700	(34,162)	(24,694)	(9,468)	HSBC Bank USA, N.A.
United Mexican States	06/20/23	1.000%(Q)	575	(6,674)	2,102	(8,776)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(6,558)	5,224	(11,782)	Citibank, N.A.
A63

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Credit default swap agreements outstanding at March 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	06/20/23	1.000%(Q)	190	$(2,206)	$1,953	$(4,159)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(2,205)	1,806	(4,011)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(2,205)	654	(2,859)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	100	(1,161)	365	(1,526)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	140	(1,071)	734	(1,805)	Citibank, N.A.
				$(445,246)	$(355,466)	$(89,780)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	1,700	0.393%	$8,102	$6,662	$1,440	Bank of America, N.A.
Federative Republic of Brazil	12/20/22	1.000%(Q)	3,100	1.148%	(7,059)	(32,365)	25,306	Morgan Stanley Capital Services LLC
Federative Republic of Brazil	12/20/23	1.000%(Q)	200	1.476%	(2,506)	(4,353)	1,847	HSBC Bank USA, N.A.
Petroleos Mexicanos	06/20/21	1.000%(Q)	450	1.450%	(304)	(1,103)	799	Morgan Stanley & Co. International PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)	480	2.772%	(18,296)	(15,468)	(2,828)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.772%	(17,915)	(18,193)	278	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.772%	(6,099)	(6,347)	248	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.772%	(6,099)	(6,232)	133	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.772%	(6,099)	(5,180)	(919)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	80	2.772%	(3,050)	(2,577)	(473)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	140	3.566%	(12,471)	(9,835)	(2,636)	Citibank, N.A.
Republic of Italy	06/20/21	1.000%(Q)	8,800	0.065%	20,952	(18,307)	39,259	Citibank, N.A.
South Africa EM SP	12/20/25	1.000%(Q)	1,100	2.179%	(57,902)	(59,429)	1,527	Goldman Sachs International
State of Illinois	06/20/24	1.000%(Q)	500	1.457%	(6,856)	(4,331)	(2,525)	Citibank, N.A.
					$(115,602)	$(177,058)	$61,456

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.EM.34	12/20/25	1.000%(Q)		4,800	$149,364	$232,297	$82,933
CDX.NA.HY.35	12/20/25	5.000%(Q)		3,300	(187,639)	(304,787)	(117,148)
CDX.NA.IG.35	12/20/30	1.000%(Q)		46,800	(281,942)	(332,122)	(50,180)
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)		106,560	(2,351,832)	(2,526,585)	(174,753)
CDX.NA.IG.36.V1	06/20/31	1.000%(Q)		3,900	(6,109)	(14,629)	(8,520)
iTraxx Europe Series 31.V2	06/20/29	1.000%(Q)	EUR	42,400	(271,903)	(793,571)	(521,668)
iTraxx Europe Series 32.V1	12/20/29	1.000%(Q)	EUR	3,100	(46,938)	(43,750)	3,188
					$(2,996,999)	$(3,783,147)	$(786,148)

A64

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Credit default swap agreements outstanding at March 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.35	12/20/25	1.000%(Q)	500	0.482%	$11,216	$12,122	$906
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	200	0.538%	4,378	4,742	364
					$15,594	$16,864	$1,270

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.8.AAA	10/17/57	0.500%(M)	3,300	*	$29,660	$(164,877)	$194,537	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,000	*	8,988	(49,597)	58,585	Goldman Sachs International
CMBX.NA.8.AAA	10/17/57	0.500%(M)	600	*	5,393	(40,135)	45,528	Merrill Lynch International
					$44,041	$(254,609)	$298,650
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A65

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Currency swap agreements outstanding at March 31, 2021:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
AUD	8,100	3 Month BBSW plus 42.00 bps(Q)	5,589	3 Month LIBOR(Q)	Citibank, N.A.	07/31/29	$24,738	$—	$24,738
AUD	8,000	3 Month BBSW plus 42.25 bps(Q)	5,520	3 Month LIBOR(Q)	Goldman Sachs Bank USA	08/01/29	25,098	—	25,098
							$49,836	$—	$49,836

Inflation swap agreements outstanding at March 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	1,300	06/15/21	1.345%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(25,430)	$(25,430)
EUR	2,940	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	(740)	(40,181)	(39,441)
EUR	440	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(6)	17,046	17,052
EUR	1,710	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	88	82,144	82,056
EUR	9,500	03/15/31	1.380%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(67,615)	(149,303)	(81,688)
EUR	500	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(476)	(36,561)	(36,085)
EUR	40	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	193	5,325	5,132
EUR	315	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	966	53,246	52,280
GBP	30,600	01/15/25	3.330%(T)	U.K. Retail Price Index(2)(T)	729,346	561,853	(167,493)
GBP	8,200	02/15/25	3.257%(T)	U.K. Retail Price Index(1)(T)	—	(63,940)	(63,940)
GBP	7,300	02/15/25	3.258%(T)	U.K. Retail Price Index(1)(T)	—	(57,769)	(57,769)
GBP	5,200	02/15/25	3.262%(T)	U.K. Retail Price Index(1)(T)	—	(42,760)	(42,760)
GBP	1,700	08/15/25	3.334%(T)	U.K. Retail Price Index(1)(T)	(2,050)	21,004	23,054
GBP	1,000	11/15/25	3.355%(T)	U.K. Retail Price Index(1)(T)	(3,129)	16,114	19,243
GBP	1,500	03/15/26	3.664%(T)	U.K. Retail Price Index(1)(T)	—	(2,714)	(2,714)
GBP	1,300	12/15/28	3.632%(T)	U.K. Retail Price Index(2)(T)	—	76,801	76,801
GBP	1,400	01/15/30	3.386%(T)	U.K. Retail Price Index(2)(T)	—	(26,049)	(26,049)
GBP	3,900	01/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	(1,458)	(63,051)	(61,593)
GBP	800	02/15/30	3.436%(T)	U.K. Retail Price Index(2)(T)	—	(12,825)	(12,825)
GBP	5,800	02/15/30	3.450%(T)	U.K. Retail Price Index(2)(T)	2,639	(78,796)	(81,435)
GBP	9,900	02/15/30	3.453%(T)	U.K. Retail Price Index(2)(T)	—	(129,303)	(129,303)
GBP	3,100	05/15/30	3.346%(T)	U.K. Retail Price Index(2)(T)	7,088	(112,073)	(119,161)
GBP	2,500	06/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	115,561	109,209	(6,352)
GBP	1,700	08/15/30	3.475%(T)	U.K. Retail Price Index(2)(T)	—	(59,910)	(59,910)
GBP	1,280	11/15/30	3.397%(T)	U.K. Retail Price Index(1)(T)	9,906	68,708	58,802
GBP	1,130	11/15/30	3.445%(T)	U.K. Retail Price Index(1)(T)	—	51,227	51,227
GBP	1,000	11/15/30	3.473%(T)	U.K. Retail Price Index(2)(T)	—	(40,567)	(40,567)
GBP	580	11/15/30	3.510%(T)	U.K. Retail Price Index(1)(T)	—	19,748	19,748
GBP	1,300	03/15/31	3.740%(T)	U.K. Retail Price Index(2)(T)	—	2,483	2,483
GBP	1,000	03/15/36	3.566%(T)	U.K. Retail Price Index(2)(T)	—	(23,795)	(23,795)
GBP	2,400	03/15/36	3.580%(T)	U.K. Retail Price Index(2)(T)	(13,053)	(47,269)	(34,216)
GBP	2,180	11/15/40	3.217%(T)	U.K. Retail Price Index(2)(T)	(38,984)	(345,466)	(306,482)
GBP	800	11/15/40	3.272%(T)	U.K. Retail Price Index(2)(T)	(171)	(108,547)	(108,376)
GBP	1,130	11/15/40	3.273%(T)	U.K. Retail Price Index(2)(T)	—	(153,088)	(153,088)
GBP	980	11/15/40	3.340%(T)	U.K. Retail Price Index(2)(T)	—	(104,997)	(104,997)
GBP	900	11/15/50	3.000%(T)	U.K. Retail Price Index(1)(T)	34,678	272,210	237,532
GBP	800	11/15/50	3.051%(T)	U.K. Retail Price Index(1)(T)	—	212,145	212,145
GBP	400	11/15/50	3.143%(T)	U.K. Retail Price Index(1)(T)	—	78,371	78,371
	7,300	11/02/21	1.280%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(117,541)	(117,541)
	600	11/04/21	1.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(36)	(9,924)	(9,888)
	4,800	11/05/21	1.290%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(143)	(76,360)	(76,217)
	8,700	01/19/22	2.155%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(57,539)	(57,539)
	5,200	01/19/22	2.165%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(33,871)	(33,871)
	2,100	01/19/22	2.180%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(83)	(13,363)	(13,280)
	3,600	01/21/22	2.200%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(22,283)	(22,283)
A66

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Inflation swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
11,000	02/01/22	2.170%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(72,965)	$(72,965)
5,000	02/04/22	2.155%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(64)	(33,256)	(33,192)
2,400	02/05/22	2.200%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(13,697)	(13,697)
1,300	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	5,837	5,837
13,200	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(630,181)	(1,276,912)	(646,731)
7,200	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(23,547)	(23,547)
4,070	04/27/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(451)	(34,336)	(33,885)
1,140	05/09/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(8,894)	(8,894)
1,760	05/10/23	2.281%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(18,527)	(18,527)
1,465	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(30,355)	(30,355)
5,200	02/26/26	2.314%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	62,369	62,369
5,000	03/05/26	2.419%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	30,019	30,019
3,660	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	6,444	7,957	1,513
1,140	05/09/28	2.353%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	6,908	6,908
1,720	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	11,880	11,880
1,760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	12,800	12,800
500	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(78)	3,055	3,133
2,700	07/25/29	1.998%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	1,854	(106,725)	(108,579)
3,300	11/20/29	1.883%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,886	(183,353)	(186,239)
6,000	05/19/30	1.280%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(717,140)	(717,140)
800	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(24,327)	(24,327)
2,500	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(75,761)	(75,761)
7,300	02/24/31	2.311%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	3,352	147,448	144,096
				$156,283	$(2,739,163)	$(2,895,446)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	5,000	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(20)	$(154,075)	$(154,055)
AUD	10,200	06/17/30	1.250%(S)	6 Month BBSW(1)(S)	(164,890)	316,009	480,899
AUD	480	01/18/31	1.073%(S)	6 Month BBSW(2)(S)	(10)	(24,886)	(24,876)
AUD	1,590	01/18/31	1.081%(S)	6 Month BBSW(2)(S)	482	(81,518)	(82,000)
AUD	3,570	03/19/31	1.800%(S)	6 Month BBSW(2)(S)	(394)	(11,413)	(11,019)
AUD	1,185	03/19/31	1.850%(S)	6 Month BBSW(2)(S)	(135)	465	600
BRL	27,700	01/03/22	2.850%(T)	1 Day BROIS(1)(T)	(116)	51,909	52,025
BRL	67,800	01/03/22	2.860%(T)	1 Day BROIS(1)(T)	—	124,208	124,208
BRL	34,800	01/03/22	2.860%(T)	1 Day BROIS(1)(T)	(29)	65,298	65,327
BRL	20,100	01/03/22	2.870%(T)	1 Day BROIS(1)(T)	—	36,850	36,850
BRL	29,400	01/03/22	2.871%(T)	1 Day BROIS(1)(T)	—	53,682	53,682
BRL	700	01/03/22	2.880%(T)	1 Day BROIS(1)(T)	—	1,290	1,290
BRL	27,400	01/03/22	2.883%(T)	1 Day BROIS(1)(T)	—	48,919	48,919
BRL	367,100	01/03/22	3.300%(T)	1 Day BROIS(2)(T)	(2,998)	(280,050)	(277,052)
BRL	7,600	01/03/22	3.345%(T)	1 Day BROIS(2)(T)	—	(9,044)	(9,044)
BRL	154,700	01/03/22	3.350%(T)	1 Day BROIS(2)(T)	(1,362)	(181,368)	(180,006)
BRL	58,800	01/03/22	3.360%(T)	1 Day BROIS(1)(T)	(67,788)	26,547	94,335
BRL	106,700	01/03/22	3.700%(T)	1 Day BROIS(2)(T)	(16,682)	(96,825)	(80,143)
BRL	10,876	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	(65,489)	(65,489)
BRL	15,685	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(136,889)	(136,889)
BRL	16,948	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(148,889)	(148,889)
BRL	26,353	01/02/25	6.359%(T)	1 Day BROIS(2)(T)	—	(229,476)	(229,476)
BRL	5,634	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	5,200	5,200
A67

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	6,331	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	$—	$7,853	$7,853
BRL	16,739	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	20,037	20,037
BRL	15,000	01/04/27	6.280%(T)	1 Day BROIS(1)(T)	—	128,708	128,708
BRL	6,271	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(86,548)	(86,548)
BRL	5,382	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(72,176)	(72,176)
BRL	9,626	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(129,680)	(129,680)
CAD	6,600	03/03/22	1.270%(S)	3 Month CDOR(2)(S)	—	42,331	42,331
CAD	2,300	06/17/22	1.500%(S)	3 Month CDOR(2)(S)	5,297	27,948	22,651
CAD	3,500	03/03/25	1.220%(S)	3 Month CDOR(2)(S)	—	4,699	4,699
CAD	5,600	06/17/25	1.500%(S)	3 Month CDOR(2)(S)	(35,283)	55,914	91,197
CAD	6,880	01/14/26	0.875%(S)	3 Month CDOR(2)(S)	(61)	(131,399)	(131,338)
CAD	5,950	01/19/26	0.865%(S)	3 Month CDOR(2)(S)	(52)	(117,150)	(117,098)
CAD	1,600	10/02/29	1.713%(S)	3 Month CDOR(2)(S)	358	(15,212)	(15,570)
CAD	7,700	12/18/29	1.900%(S)	3 Month CDOR(2)(S)	85,290	(5,071)	(90,361)
CAD	19,600	06/17/30	1.500%(S)	3 Month CDOR(2)(S)	(38,642)	(642,833)	(604,191)
CAD	5,500	12/18/48	2.750%(S)	3 Month CDOR(2)(S)	(37,506)	231,838	269,344
CHF	8,050	03/18/25	(0.620)%(A)	6 Month CHF LIBOR(2)(S)	34,880	(36,718)	(71,598)
CHF	21,200	09/16/25	(0.500)%(A)	6 Month CHF LIBOR(2)(S)	26,605	(85,427)	(112,032)
CLP	4,540,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(260,663)	(260,663)
CLP	1,200,000	01/20/28	2.090%(S)	1 Day CLOIS(2)(S)	—	(94,669)	(94,669)
CLP	500,000	01/21/28	2.065%(S)	1 Day CLOIS(2)(S)	—	(43,029)	(43,029)
CNH	14,220	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(37)	15,436	15,473
CNH	41,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(82)	42,693	42,775
CNH	15,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(9)	18,893	18,902
CNH	13,200	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(6)	13,295	13,301
COP	3,239,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	16,041	16,041
COP	5,583,815	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	35,380	35,380
COP	12,198,000	02/03/26	3.080%(Q)	1 Day COOIS(2)(Q)	—	(198,733)	(198,733)
COP	2,288,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(12,694)	(12,694)
COP	1,601,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(8,585)	(8,585)
COP	3,451,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(18,949)	(18,949)
CZK	17,500	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	10,646	10,646
EUR	56,500	06/16/23	(0.500)%(A)	6 Month EURIBOR(2)(S)	34,858	(17,228)	(52,086)
EUR	26,900	11/21/23	(0.526)%(A)	3 Month EURIBOR(2)(Q)	—	(5,083)	(5,083)
EUR	30,600	06/16/26	(0.500)%(A)	6 Month EURIBOR(2)(S)	(88,375)	(382,520)	(294,145)
EUR	7,500	09/15/26	(0.250)%(A)	6 Month EURIBOR(2)(S)	2,879	3,797	918
EUR	46,200	06/16/31	(0.250)%(A)	6 Month EURIBOR(2)(S)	(1,104,777)	(1,910,216)	(805,439)
EUR	12,100	09/15/31	0.000%(A)	6 Month EURIBOR(2)(S)	(137,427)	(186,374)	(48,947)
EUR	1,500	12/15/35	0.450%(A)	6 Month EURIBOR(1)(S)	(131,412)	(35,983)	95,429
EUR	300	03/17/36	0.000%(A)	6 Month EURIBOR(1)(S)	13,948	17,989	4,041
EUR	450	05/27/50	0.054%(A)	6 Month EURIBOR(1)(S)	—	74,108	74,108
EUR	2,300	06/16/51	0.000%(A)	6 Month EURIBOR(1)(S)	38,582	383,594	345,012
EUR	4,700	09/15/51	0.500%(A)	6 Month EURIBOR(1)(S)	(117,808)	(1,490)	116,318
EUR	900	11/17/52	0.064%(A)	6 Month EURIBOR(1)(S)	—	143,478	143,478
GBP	1,190	05/08/21	0.850%(A)	1 Day SONIA(1)(A)	(8,670)	(3,504)	5,166
GBP	16,400	06/16/23	0.000%(A)	1 Day SONIA(2)(A)	24,499	(65,668)	(90,167)
GBP	565	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(17,910)	(23,279)	(5,369)
GBP	2,652	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(141,422)	(128,415)	13,007
GBP	5,000	06/16/26	0.000%(A)	1 Day SONIA(2)(A)	948	(170,315)	(171,263)
GBP	800	09/15/26	0.500%(A)	1 Day SONIA(1)(A)	1,560	2,511	951
GBP	977	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(4,983)	(4,983)
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(94,015)	(68,027)	25,988
GBP	1,860	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	119,731	110,096	(9,635)
GBP	9,100	06/16/31	0.250%(A)	1 Day SONIA(2)(A)	7,235	(708,278)	(715,513)
GBP	500	09/15/31	0.750%(A)	1 Day SONIA(2)(A)	(6,443)	(7,688)	(1,245)
GBP	150	06/16/51	0.500%(A)	1 Day SONIA(2)(A)	11,739	(25,989)	(37,728)
GBP	2,500	09/15/51	0.750%(A)	1 Day SONIA(1)(A)	157,667	215,323	57,656
A68

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	82,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	$—	$(20,775)	$(20,775)
HUF	1,281,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(321,381)	(321,381)
HUF	360,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(71,769)	(71,769)
JPY	490,000	06/19/24	0.000%(S)	6 Month JPY LIBOR(1)(S)	(5,357)	(3,544)	1,813
JPY	6,590,000	06/17/25	0.000%(S)	6 Month JPY LIBOR(1)(S)	(93,531)	(16,818)	76,713
JPY	1,400,000	12/16/30	0.000%(S)	6 Month JPY LIBOR(1)(S)	71,128	177,156	106,028
JPY	2,123,310	06/19/39	0.400%(S)	6 Month JPY LIBOR(2)(S)	458,080	52,036	(406,044)
JPY	1,580,000	06/19/49	0.500%(S)	6 Month JPY LIBOR(2)(S)	49,855	(168,743)	(218,598)
KRW	718,000	12/16/30	0.908%(Q)	3 Month KWCDC(2)(Q)	(5,549)	(47,622)	(42,073)
MXN	20,200	02/26/25	6.080%(M)	28 Day Mexican Interbank Rate(2)(M)	—	10,053	10,053
MXN	25,300	07/07/25	4.870%(M)	28 Day Mexican Interbank Rate(2)(M)	3,493	(48,700)	(52,193)
MXN	23,870	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(56)	595	651
MXN	37,800	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(29)	(146,043)	(146,014)
MXN	5,400	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(24)	(24,443)	(24,419)
MXN	15,060	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(20)	(73,712)	(73,692)
MXN	53,700	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(73)	(265,235)	(265,162)
MXN	14,440	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(25)	(78,189)	(78,164)
MXN	4,050	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(26)	(24,036)	(24,010)
NOK	9,200	11/12/24	1.993%(A)	6 Month NIBOR(1)(S)	(4,815)	(34,665)	(29,850)
NOK	13,200	03/18/25	1.635%(A)	6 Month NIBOR(1)(S)	—	(21,331)	(21,331)
NOK	78,200	03/10/26	1.500%(A)	6 Month NIBOR(1)(S)	2,650	(33,681)	(36,331)
NOK	41,000	03/10/31	1.900%(A)	6 Month NIBOR(2)(S)	1,101	28,687	27,586
NZD	750	03/17/24	0.528%(S)	3 Month BBR(2)(Q)	(38)	(1,821)	(1,783)
NZD	950	12/16/25	0.500%(S)	3 Month BBR(1)(Q)	(3,801)	16,109	19,910
NZD	3,300	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	8,340	(269,202)	(277,542)
NZD	1,800	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(30,153)	(30,153)
NZD	900	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(48,240)	(48,240)
NZD	3,360	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	1,618	(178,771)	(180,389)
NZD	1,070	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(57,173)	(57,173)
NZD	1,665	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	(3,902)	(3,902)
PLN	4,900	01/30/29	2.405%(A)	6 Month WIBOR(2)(S)	—	73,372	73,372
PLN	3,160	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	1,238	(45,858)	(47,096)
PLN	12,320	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(11,341)	(187,892)	(176,551)
PLN	1,570	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	—	(3,309)	(3,309)
SEK	23,000	06/19/24	0.500%(A)	3 Month STIBOR(2)(Q)	34,612	42,892	8,280
	49,400	12/18/21	2.500%(S)	3 Month LIBOR(1)(Q)	(213,523)	(1,169,928)	(956,405)
	166,200	03/18/22	—(9)	—(9)	(1,471)	(39,563)	(38,092)
	67,500	04/26/22	—(3)	—(3)	—	(10,405)	(10,405)
	4,400	12/16/22	0.750%(S)	3 Month LIBOR(2)(Q)	38,714	47,010	8,296
	2,400	12/16/22	0.750%(S)	3 Month LIBOR(2)(Q)	23,410	25,605	2,195
	5,300	03/30/23	0.250%(S)	3 Month LIBOR(2)(Q)	1,993	(3,434)	(5,427)
	34,100	04/27/23	—(4)	—(4)	—	(1,885)	(1,885)
	13,850	08/21/23	1.305%(S)	3 Month LIBOR(1)(Q)	—	(331,681)	(331,681)
	7,400	03/07/24	—(5)	—(5)	—	13,120	13,120
	11,250	08/25/24	1.298%(S)	3 Month LIBOR(1)(Q)	—	(207,037)	(207,037)
	13,700	08/31/24	1.249%(S)	3 Month LIBOR(1)(Q)	—	(230,835)	(230,835)
	27,600	09/06/24	—(8)	—(8)	1,998	9,126	7,128
	17,700	09/27/24	—(6)	—(6)	—	625	625
	19,500	10/04/24	—(7)	—(7)	—	42,477	42,477
	2,300	04/30/25	2.710%(A)	1 Day USOIS(1)(A)	—	(203,628)	(203,628)
	1,400	12/16/25	1.000%(S)	3 Month LIBOR(2)(Q)	30,819	5,427	(25,392)
	9,200	12/16/25	1.000%(S)	3 Month LIBOR(2)(Q)	226,460	35,764	(190,696)
	3,990	01/19/26	0.380%(A)	1 Day USOIS(1)(A)	—	78,320	78,320
	4,575	01/21/26	0.374%(A)	1 Day USOIS(1)(A)	—	91,662	91,662
	3,150	03/30/26	0.400%(S)	3 Month LIBOR(1)(Q)	45,570	100,477	54,907
	10,750	06/16/26	0.500%(S)	3 Month LIBOR(1)(Q)	242,306	335,742	93,436
	37,200	01/15/28	0.400%(S)	3 Month LIBOR(2)(Q)	(345,553)	(2,469,610)	(2,124,057)
A69

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	2,600	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	$—	$12,310	$12,310
	21,900	12/16/30	1.000%(S)	3 Month LIBOR(1)(Q)	(198,470)	1,447,266	1,645,736
	12,300	12/16/30	1.000%(S)	3 Month LIBOR(1)(Q)	(50,633)	812,837	863,470
	320	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	17,943	17,943
	940	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	54,125	54,125
	2,775	03/22/31	1.449%(A)	1 Day USOIS(1)(A)	—	28,631	28,631
	39,545	03/30/31	0.750%(S)	3 Month LIBOR(1)(Q)	271,357	3,825,054	3,553,697
	12,600	06/16/31	0.750%(S)	3 Month LIBOR(1)(Q)	705,906	1,277,604	571,698
	37,300	06/16/31	0.750%(S)	3 Month LIBOR(1)(Q)	3,685,655	3,782,114	96,459
	4,200	10/15/31	1.720%(S)	3 Month LIBOR(1)(Q)	—	75,392	75,392
	3,100	06/09/41	1.250%(S)	3 Month LIBOR(1)(Q)	49,381	485,419	436,038
	3,000	12/16/50	1.250%(S)	3 Month LIBOR(1)(Q)	221,095	641,728	420,633
	1,200	12/16/50	1.250%(S)	3 Month LIBOR(2)(Q)	(88,307)	(256,694)	(168,387)
	3,100	02/02/51	1.460%(S)	3 Month LIBOR(2)(Q)	—	(520,390)	(520,390)
	7,900	03/30/51	1.150%(S)	3 Month LIBOR(1)(Q)	246,178	1,911,053	1,664,875
	2,200	06/16/51	1.250%(S)	3 Month LIBOR(1)(Q)	420,471	488,690	68,219
	11,800	06/16/51	1.250%(S)	3 Month LIBOR(2)(Q)	(2,517,349)	(2,621,152)	(103,803)
	1,600	08/25/51	1.760%(S)	3 Month LIBOR(1)(Q)	—	173,246	173,246
	1,250	08/31/51	1.950%(S)	3 Month LIBOR(1)(Q)	—	80,119	80,119
	1,400	08/31/51	1.990%(S)	3 Month LIBOR(1)(Q)	—	76,878	76,878
	1,100	09/17/51	2.010%(S)	3 Month LIBOR(1)(Q)	—	57,322	57,322
	700	10/27/51	1.665%(S)	3 Month LIBOR(1)(Q)	—	93,084	93,084
	1,500	12/23/51	2.090%(S)	3 Month LIBOR(1)(Q)	—	58,315	58,315
	700	01/27/52	1.620%(S)	3 Month LIBOR(1)(Q)	—	103,191	103,191
ZAR	28,300	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	4,608	110,284	105,676
ZAR	8,200	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(479)	7,474	7,953
ZAR	5,700	12/17/25	4.855%(Q)	3 Month JIBAR(1)(Q)	—	15,543	15,543
ZAR	22,700	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(937)	17,354	18,291
ZAR	29,900	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(8,395)	20,304	28,699
ZAR	15,800	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	394	19,444	19,050
ZAR	17,300	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(147)	36,696	36,843
ZAR	11,500	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(102)	27,574	27,676
ZAR	12,200	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(232)	116,290	116,522
ZAR	6,500	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(607)	(5,922)	(5,315)
ZAR	46,600	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(1,233)	(73,957)	(72,724)
ZAR	29,400	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(43,210)	(108,447)	(65,237)
ZAR	10,400	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	(230)	1,319	1,549
					$1,605,064	$1,807,769	$202,705

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
KRW	9,000,000	03/20/29	1.788%(Q)	3 Month KWCDC(2)(Q)	$93,945	$(22,511)	$116,456	Bank of America, N.A.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(6)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(7)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.20 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(8)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.80 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(9)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.13 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

A70

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index 1-Month Forward Total Return(M)	+12bps(M)	BNP Paribas S.A.	2/15/22	3,710	$7,344	$—	$7,344
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +15bps(M)	JP Morgan Chase Bank, N.A.	1/14/22	(621)	18,222	—	18,222
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	Merrill Lynch International	2/15/22	13,145	(385,864)	—	(385,864)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	Citibank, N.A.	2/15/22	20,169	(592,051)	—	(592,051)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	BNP Paribas S.A.	2/15/22	34,633	(1,016,633)	—	(1,016,633)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +15bps(M)	Goldman Sachs International	2/15/22	27,921	(820,002)	—	(820,002)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +16bps(M)	BNP Paribas S.A.	2/15/22	4,332	(118,397)	—	(118,397)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +16bps(M)	Goldman Sachs International	2/15/22	31,578	(862,967)	—	(862,967)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +16bps(M)	BNP Paribas S.A.	2/15/22	106,122	(3,116,129)	—	(3,116,129)
Bloomberg Commodity Index(T)	–	Goldman Sachs International	8/02/21	62	1,318	—	1,318
Bloomberg Commodity Index(T)	–	Goldman Sachs International	8/05/21	98	641	—	641
Bloomberg Commodity Index(T)	–	Goldman Sachs International	8/11/21	(58)	2,518	—	2,518
Bloomberg Commodity Index(T)	–	Goldman Sachs International	8/25/21	(66)	2,878	—	2,878
Bloomberg Commodity Index(T)	–	Goldman Sachs International	1/14/22	259	6,828	—	6,828
Bloomberg Commodity Index(T)	–	JP Morgan Chase Bank, N.A.	1/18/22	124	4,711	—	4,711
Bloomberg Commodity Index(T)	–	Morgan Stanley Capital Services LLC	3/02/22	136	—	—	—
Bloomberg Commodity Index(T)	3 Month U.S. Treasury Bill +2bps(T)	UBS AG Stamford	3/02/22	62	—	—	—
CBOE SKEW Index(M)	+25bps(M)	Goldman Sachs International	2/15/22	6,401	(248,212)	—	(248,212)
Citigroup Civics 3 Total Return Index(M)	3 Month U.S. Treasury Bill +17bps(M)	Citibank, N.A.	2/15/22	43,564	(1,271,181)	—	(1,271,181)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +15bps(M)	UBS AG London	5/12/21	86,494	(18,335)	—	(18,335)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +24bps(M)	Citibank, N.A.	5/12/21	3,367	(1,006)	—	(1,006)
A71

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +26bps(M)	JP Morgan Chase Bank, N.A.	10/06/21	40,290	$(13,711)	$—	$(13,711)
European 50/50 Refining Margin, fixed price $8.50(T)(3)	–	BNP Paribas S.A.	6/30/21	(5)	1,524	—	1,524
European 50/50 Refining Margin, fixed price $9.08(T)(3)	–	Morgan Stanley Capital Services LLC	6/30/21	(3)	2,657	—	2,657
European Refined Margin, fixed price $3.00(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	3	7,190	—	7,190
European Refined Margin, fixed price $3.45(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	2,988	—	2,988
European Refined Margin, fixed price $3.47(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	2	3,948	—	3,948
European Refined Margin, fixed price $3.50(T)(3)	–	Goldman Sachs International	12/31/21	1	1,947	—	1,947
European Refined Margin, fixed price $5.30(T)(3)	–	BNP Paribas S.A.	12/31/21	10	(5,298)	(1,940)	(3,358)
European Refined Margin, fixed price $6.12(T)(3)	–	BNP Paribas S.A.	12/31/21	2	(1,023)	(2,133)	1,110
European Refined Margin, fixed price $6.20(T)(3)	–	Morgan Stanley Capital Services LLC	6/30/22	2	—	—	—
European Refined Margin, fixed price $6.21(T)(3)	–	Morgan Stanley Capital Services LLC	6/30/22	2	—	—	—
European Refined Margin, fixed price $6.35(T)(3)	–	JP Morgan Chase Bank, N.A.	12/31/21	4	(2,958)	(4,029)	1,071
Heating Oil - Brent Spread, fixed price $11.99(T)(3)	–	BNP Paribas S.A.	12/31/21	(1)	(1,442)	—	(1,442)
Heating Oil - Brent Spread, fixed price $14.08(T)(3)	–	Goldman Sachs International	12/31/21	1	(434)	—	(434)
Heating Oil - Brent Spread, fixed price $15.45(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	(1,666)	—	(1,666)
Heating Oil - Brent Spread, fixed price $15.50(T)(3)	–	JP Morgan Chase Bank, N.A.	12/31/21	1	(1,985)	(20)	(1,965)
Heating Oil - Brent Spread, fixed price $15.67(T)(3)	–	Citibank, N.A.	12/31/21	3	(7,158)	(682)	(6,476)
Heating Oil - Brent Spread, fixed price $17.32(T)(3)	–	Goldman Sachs International	12/31/21	(5)	20,087	—	20,087
iBoxx USD Investment Grade Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	12/20/21	(35,700)	(17,786)	—	(17,786)
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	1,002	5,657	(2,842)	8,499
JPMorgan Custom Commodity Index(M)	–	JP Morgan Chase Bank, N.A.	12/31/21	6,296	—	—	—
JPMorgan Custom Commodity Index(M)	–	JP Morgan Chase Bank, N.A.	2/15/22	10,802	(307,058)	—	(307,058)
A72

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
KC Hard Red Winter Wheat Weekly Options, fixed price $599.75(T)(3)	–	Goldman Sachs International	4/23/21	20	$(4,800)	$—	$(4,800)
KC Hard Red Winter Wheat Weekly Options, fixed price $622.75(T)(3)	–	Goldman Sachs International	4/23/21	23	(10,573)	—	(10,573)
KC Hard Red Winter Wheat Weekly Options, fixed price $639.00(T)(3)	–	Goldman Sachs International	4/23/21	23	(14,229)	—	(14,229)
LLSDUB, fixed price $(1.25)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	3	(1,170)	—	(1,170)
LLSDUB, fixed price $(1.25)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	3	(1,170)	—	(1,170)
LLSDUB, fixed price $(1.70)(T)(3)	–	JP Morgan Chase Bank, N.A.	12/31/21	(5)	4,768	—	4,768
LLSDUB, fixed price $(2.10)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(4)	2,942	—	2,942
LLSDUB, fixed price $(2.10)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(4)	2,942	—	2,942
LLSDUB, fixed price $(2.50)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(2)	2,918	—	2,918
London Gold Market Fixing Ltd. PM, pay fixed price $1695.06(T)(3)	–	Merrill Lynch International	5/27/21	2	43,416	—	43,416
London Gold Market Fixing Ltd. PM, pay fixed price $1719.06(T)(3)	–	Merrill Lynch International	5/27/21	2	(7,678)	—	(7,678)
London Gold Market Fixing Ltd. PM, pay strike 4.347%(T)(4)	–	JP Morgan Chase Bank, N.A.	3/04/22	6,919	69,207	—	69,207
London Gold Market Fixing Ltd. PM, pay strike 4.973%(T)(4)	–	BNP Paribas S.A.	5/13/21	336	6,898	—	6,898
London Gold Market Fixing Ltd. PM, pay strike 5.153%(T)(4)	–	UBS AG Stamford	12/05/22	441	3,486	—	3,486
London Gold Market Fixing Ltd. PM, pay strike 6.970%(T)(4)	–	JP Morgan Chase Bank, N.A.	8/02/24	138	2,501	—	2,501
Margin Eurobob Gasoline vs Brent, fixed price $(1.90)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	2	19,643	—	19,643
Margin Eurobob Gasoline vs Brent, fixed price $3.55(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	4,920	—	4,920
Margin Eurobob Gasoline vs Brent, fixed price $5.25(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	9	33,911	—	33,911
Margin Eurobob Gasoline vs Brent, fixed price $5.75(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	2,941	—	2,941
Margin Eurobob Gasoline vs Brent, fixed price $5.90(T)(3)	–	BNP Paribas S.A.	12/31/21	5	16,839	(17,109)	33,948
A73

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Margin Eurobob Gasoline vs Brent, fixed price $7.70(T)(3)	–	JP Morgan Chase Bank, N.A.	12/31/21	9	$12,234	$(29,951)	$42,185
MEHCO, fixed price $(2.28)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(4)	216	—	216
MEHCO, fixed price $(2.68)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	551	—	551
MEHCO, fixed price $(2.82)(T)(3)	–	JP Morgan Chase Bank, N.A.	12/31/22	(7)	4,309	(25)	4,334
MEHMID, fixed price $1.84(T)(3)	–	Citibank, N.A.	12/31/21	3	(4,170)	(41)	(4,129)
PIMCO Custom Commodity Basket Index(M)	–	Canadian Imperial Bank of Commerce	2/15/22	8,623	(351,234)	—	(351,234)
TTF-NBP Spread, fixed price $(4.00)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP (182)	(1,706)	—	(1,706)
TTF-NBP Spread, fixed price $(4.05)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP (182)	(1,581)	—	(1,581)
TTF-NBP Spread, fixed price $(4.12)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP (182)	(1,405)	—	(1,405)
TTF-NBP Spread, fixed price $(5.00)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP (450)	(4,343)	—	(4,343)
TTF-NBP Spread, fixed price $(5.15)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP (225)	(1,706)	—	(1,706)
TTF-NBP Spread, fixed price $(5.36)(T)(3)	–	Morgan Stanley Capital Services LLC	3/31/22	GBP (315)	(1,476)	—	(1,476)
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $6.45(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	2	216	—	216
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $6.63(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	2	(108)	—	(108)
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $9.03(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/21	1	(2,212)	—	(2,212)
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $9.17(T)(3)	–	BNP Paribas S.A.	12/31/21	3	(7,015)	(1,930)	(5,085)
Wheat Futures, fixed price $606.04(T)(3)	–	BNP Paribas S.A.	4/23/21	(30)	(3,600)	—	(3,600)
Wheat Futures, fixed price $634.25(T)(3)	–	Goldman Sachs International	4/23/21	(50)	8,125	—	8,125
Wheat Futures, fixed price $644.25(T)(3)	–	Goldman Sachs International	4/23/21	(20)	5,250	—	5,250
Wheat Futures, fixed price $655.50(T)(3)	–	Goldman Sachs International	4/23/21	(60)	22,494	—	22,494
A74

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Wheat Futures, fixed price $661.25(T)(3)	–	JP Morgan Chase Bank, N.A.	4/23/21	(20)	$8,648	$—	$8,648
					$(8,861,639)	$(60,702)	$(8,800,937)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
(3)	Commodity Forward Swap. Notional amount represents the number of units of the underlying commodity. Fixed price represents the fixed amount per underlying contract used to determine net settlement amount.
(4)	Variance Swap. The Portfolio receives the strike and pays the volatility when long on the contract, and pays the strike and receives the volatility when short on the contract.

Reverse repurchase agreements outstanding at March 31, 2021:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at March 31, 2021
Barclays Bank PLC	(0.510)%	02/23/21	$2,738,731	05/20/21	$2,650,254
Barclays Bank PLC	(0.500)%	08/31/20	294,369	09/15/22	294,369
Barclays Bank PLC	(0.500)%	02/12/21	1,016,205	05/20/21	983,376
BNP Paribas S.A.	(0.500)%	02/12/21	11,309,261	05/20/21	10,943,904
Morgan Stanley & Co. International PLC	(0.550)%	02/12/21	3,604,802	05/20/21	3,488,345
Morgan Stanley & Co. International PLC	(0.550)%	02/12/21	777,283	05/20/21	752,172
			$19,740,651		$19,112,420
The aggregate value of Reverse Repurchase Agreements is $19,112,420. Sovereign Bonds with a market value of $26,481,710 have been segregated as collateral to cover the requirement for the reverse repurchase agreement outstanding as of March 31, 2021.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A75